SCHWAB MUNICIPAL MONEY FUNDS

We're pleased to bring you this semiannual report for the following funds (the Funds) for the six-month period ended June 30, 1998:
  - Schwab Municipal Money Fund
  - Schwab California Municipal Money Fund
  - Schwab New York Municipal Money Fund
  - Schwab New Jersey Municipal Money Fund
  - Schwab Pennsylvania Municipal Money Fund
  - Schwab Florida Municipal Money Fund

During the reporting period, the Funds provided current tax-exempt income combined with capital stability and liquidity.(1) Please remember that while each Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds there can be no assurance that the Fund will be able to maintain a $1.00 net asset value. It is also important to understand that investments in any of the Funds are neither insured nor guaranteed by the U.S. government.

Three of the Funds--the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund--offer two classes of shares, Sweep Shares-TM- and Value Advantage Shares-TM-, both of which are presented in this report. These two classes were designed for different purposes, as explained on page 3. Depending on your cash needs and investment profile, either or both classes of the Funds may have a place in your investment plan.

CONTENTS

------------------------------------------------
A Message from the Chairman                    1
------------------------------------------------
What Money Fund Investors Should Know          2
------------------------------------------------
Market Overview                                4
------------------------------------------------
Portfolio Management                           7
------------------------------------------------
Schwab Municipal Money Fund                    8
------------------------------------------------
Schwab California Municipal Money
 Fund                                          9
------------------------------------------------
Schwab New York Municipal Money Fund          10
------------------------------------------------
Schwab New Jersey Municipal Money
 Fund                                         11
------------------------------------------------
Schwab Pennsylvania Municipal Money
 Fund                                         12
------------------------------------------------
Schwab Florida Municipal Money Fund           13
------------------------------------------------
Fund Discussion                               14
------------------------------------------------
Glossary of Terms                             19
------------------------------------------------
Portfolio Highlights                          20
------------------------------------------------
Financial Statements and Notes                23
------------------------------------------------

(1)Income from all of the Funds may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

The U.S. stock market rallied strongly over most of the six-month period ended June 30, 1998, as did many European markets. And despite investors' concerns about Asia's financial crisis last autumn, economic conditions continued to provide a solid underpinning for U.S. business activity. The U.S. economy, as measured by gross domestic product (GDP), grew at a strong real rate in the first half of 1998, and it appears poised for continued growth. Inflation has remained in check despite the lowest unemployment levels in decades, and short-term interest rates remained in a relatively narrow range due, in part, to widespread expectations that the Federal Reserve would make no
[PHOTO] changes to interest rates in the near term. This combination of strong growth and tight labor markets, offset by low inflation and uncertainty generated by continued turmoil in
Asian markets, resulted in a relatively calm short-term interest rate environment with no clear trend during the six-month reporting period. Regardless of short-term market trends, however, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term.

Your investment in a money fund may play an important role in your asset allocation. Because of this, we've included some guidelines in the following pages about what to look for in a money market fund. You might find that more than one kind of money fund may be appropriate for you, depending on your goals and financial situation. As always, feel free to contact us if you have any questions.

The support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund families in the nation. CSIM now manages more than $66 billion in assets on behalf of more than 3.5 million SchwabFunds-Registered Trademark- shareholders. We offer a full spectrum of 35 mutual funds for investors with varying financial situations and goals.

Once again, thank you for your investment in SchwabFunds. We continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab

Charles R. Schwab
June 30, 1998

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks have historically offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Many investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Things have changed since then, and today investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure yourself that you've chosen the right money market fund by considering how it will be used and what role it will play in your investment portfolio. Here are some things to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key factors that determines a money market mutual fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also beware of 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield--in some cases by a full percentage point. A recent survey by a money market trade publication found that more than 40% of taxable money market funds available to individual investors charge these fees. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields--but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features--such as how you access your investment--are also important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a year-long period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Money market funds with this feature "sweep" uninvested cash balances into your money fund. The upshot: It keeps cash working. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn a higher yield for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for a higher cash balance. Because the account balances are higher, these money market funds normally incur lower expenses and, therefore, may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax-bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income or other personal tax, you may be best served by choosing a state tax-free fund that provides income free from federal and state and, in some cases, local income taxes.(3)

(1)Money market funds are managed to maintain a stable $1 share price. Investments in these funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that a fund will be able to maintain a stable net asset value of $1 per share.

(2)Yields may vary.

(3)This may not be true for investors subject to the federal alternative minumum tax (AMT); consult your tax advisor.

MONEY FUNDS AT SCHWAB

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments-Registered Trademark---both of which offer taxable and tax-advantaged alternatives. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment plan.

SWEEP INVESTMENTS-TM- are designed for cash balances requiring frequent access--such as your short-term and even daily cash needs. These shares can be linked to your Schwab brokerage account and contain a feature that automatically "sweeps" uninvested cash balances into the Sweep Shares class of the Fund you designate, according to the terms and conditions of your Schwab account. Sweep Shares also may be used to settle trades and automatically cover other day-to-day transactions, such as margin calls.

VALUE ADVANTAGE INVESTMENTS-REGISTERED TRADEMARK- are designed to serve as longer-term money market investment vehicles for larger balances that do not require frequent access. These funds may help fill the cash-equivalent sector in your asset allocation plan. With higher minimum investment and balance requirements and other transaction restrictions designed to minimize fund operating expenses, Value Advantage Investments can offer the potential of higher yields to investors. It is important to note that, unlike Sweep Investments, Value Advantage Investments are not designed to automatically cover negative balances in your Schwab account.

TAXABLE MONEY MARKET FUNDS

Schwab offers the following taxable money market Sweep investments. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income-tax bracket.

SCHWAB MONEY MARKET FUND invests in high-quality money market securities, including commercial paper and certificates of deposit.

SCHWAB GOVERNMENT MONEY FUND invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND invests exclusively in U.S. Treasury notes, bills or other direct obligations of the U.S. government and pays income free from state and local taxes in the vast majority of states.

TAX-ADVANTAGED MONEY FUNDS

The SCHWAB MUNICIPAL MONEY FUNDS may provide you with higher returns after taxes, especially if you're in a high tax bracket.(4) The SCHWAB MUNICIPAL MONEY FUND Sweep Shares-TM- invests in municipal obligations that generate income free from federal income tax. And for investors in California, New York, New Jersey, Pennsylvania and Florida, Schwab offers Sweep Investments that can also provide income free from state and, in some instances, local taxes. Consult your tax advisor for specific guidance on your tax situation before investing.

If you would like more information on any of these funds, please call us toll-free at 1-800-435-4000 and request a free prospectus that contains more information, including fees and expenses. Please read the prospectus before investing.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds-Registered Trademark-. In addition to our automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you can also invest in person at any of our nationwide branches, through our Web site at WWW.SCHWAB.COM and through our automated touch-tone telephone service, TeleBroker-Registered Trademark-, by calling 1-800-272-4922.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of information about our investment philosophy and funds, as well as the market and economic environment, can be found at our Web site:
 WWW.SCHWAB.COM/SCHWABFUNDS

(4)Income from all of the Funds may be subject to the alternative minimum tax
   (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local taxes.

MARKET OVERVIEW

U.S. GROWTH RATE

Although somewhat dampened during the second quarter, THE U.S. ECONOMY, AS MEASURED BY THE GROSS DOMESTIC PRODUCT (GDP), GREW AT A STRONG REAL RATE OF 3.5% for the first half of 1998--well in excess of the Federal Reserve's estimated noninflationary growth rate of 2.0% to 2.75%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            REAL GDP GROWTH RATE
  QUARTERLY PERCENTAGE CHANGE (ANNUALIZED
                   RATE)

Q1 1990                                            3.9%
Q2 1990                                            1.2%
Q3 1990                                           -1.9%
Q4 1990                                           -4.0%
Q1 1991                                           -2.1%
Q2 1991                                            1.8%
Q3 1991                                            1.0%
Q4 1991                                            1.0%
Q1 1992                                            4.7%
Q2 1992                                            2.5%
Q3 1992                                            3.0%
Q4 1992                                            4.3%
Q1 1993                                            0.1%
Q2 1993                                            2.0%
Q3 1993                                            2.1%
Q4 1993                                            5.3%
Q1 1994                                            3.0%
Q2 1994                                            4.7%
Q3 1994                                            1.8%
Q4 1994                                            3.6%
Q1 1995                                            0.9%
Q2 1995                                            0.3%
Q3 1995                                            3.0%
Q4 1995                                            2.2%
Q1 1996                                            1.8%
Q2 1996                                            6.0%
Q3 1996                                            1.0%
Q4 1996                                            4.3%
Q1 1997                                            4.9%
Q2 1997                                            3.3%
Q3 1997                                            3.1%
Q4 1997                                            3.7%
Q1 1998                                            5.5%
Q2 1998                                            1.4%
Source: Bloomberg L.P.

At the time of this writing, THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, further extending the current economic expansion that began in 1991. This expansion is fueled by high levels of consumer confidence, rising real wages and strong year-to-date gains in stock prices. Although most economists believe that the brunt of Asia's economic crisis will hit the United States in the next six months, they feel that it is unlikely to cause even a temporary pause in U.S. economic growth; it may help slow the GDP growth rate nearer to the Federal Reserve's estimated non-inflationary levels, however.

UNEMPLOYMENT

THE U.S. UNEMPLOYMENT RATE STOOD AT 4.5% IN JUNE AFTER FALLING TO 4.3% IN APRIL AND MAY--THE LOWEST LEVELS IN 28 YEARS. Labor markets have become extremely tight; growth in the labor force has slowed, and wage increases are beginning to put more pressure on labor costs (refer to Employment Cost Index at right).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   U.S. UNEMPLOYMENT RATE
Jan-90                                      5.4%
Feb-90                                      5.3%
Mar-90                                      5.2%
Apr-90                                      5.4%
May-90                                      5.4%
Jun-90                                      5.2%
Jul-90                                      5.5%
Aug-90                                      5.7%
Sep-90                                      5.9%
Oct-90                                      5.9%
Nov-90                                      6.2%
Dec-90                                      6.3%
Jan-91                                      6.4%
Feb-91                                      6.6%
Mar-91                                      6.8%
Apr-91                                      6.7%
May-91                                      6.9%
Jun-91                                      6.9%
Jul-91                                      6.8%
Aug-91                                      6.9%
Sep-91                                      6.9%
Oct-91                                      7.0%
Nov-91                                      7.0%
Dec-91                                      7.3%
Jan-92                                      7.3%
Feb-92                                      7.4%
Mar-92                                      7.4%
Apr-92                                      7.4%
May-92                                      7.6%
Jun-92                                      7.8%
Jul-92                                      7.7%
Aug-92                                      7.6%
Sep-92                                      7.6%
Oct-92                                      7.3%
Nov-92                                      7.4%
Dec-92                                      7.4%
Jan-93                                      7.3%
Feb-93                                      7.1%
Mar-93                                      7.0%
Apr-93                                      7.1%
May-93                                      7.1%
Jun-93                                      7.0%
Jul-93                                      6.9%
Aug-93                                      6.8%
Sep-93                                      6.7%
Oct-93                                      6.8%
Nov-93                                      6.6%
Dec-93                                      6.5%
Jan-94                                      6.6%
Feb-94                                      6.6%
Mar-94                                      6.5%
Apr-94                                      6.4%
May-94                                      6.0%
Jun-94                                      6.1%
Jul-94                                      6.1%
Aug-94                                      6.1%
Sep-94                                      5.9%
Oct-94                                      5.8%
Nov-94                                      5.6%
Dec-94                                      5.4%
Jan-95                                      5.6%
Feb-95                                      5.4%
Mar-95                                      5.4%
Apr-95                                      5.7%
May-95                                      5.6%
Jun-95                                      5.6%
Jul-95                                      5.7%
Aug-95                                      5.7%
Sep-95                                      5.7%
Oct-95                                      5.6%
Nov-95                                      5.6%
Dec-95                                      5.6%
Jan-96                                      5.7%
Feb-96                                      5.5%
Mar-96                                      5.5%
Apr-96                                      5.5%
May-96                                      5.5%
Jun-96                                      5.3%
Jul-96                                      5.5%
Aug-96                                      5.2%
Sep-96                                      5.2%
Oct-96                                      5.3%
Nov-96                                      5.4%
Dec-96                                      5.3%
Jan-97                                      5.3%
Feb-97                                      5.3%
Mar-97                                      5.2%
Apr-97                                      5.0%
May-97                                      4.8%
Jun-97                                      5.0%
Jul-97                                      4.9%
Aug-97                                      4.9%
Sep-97                                      4.9%
Oct-97                                      4.8%
Nov-97                                      4.6%
Dec-97                                      4.7%
Jan-98                                      4.7%
Feb-98                                      4.6%
Mar-98                                      4.7%
Apr-98                                      4.3%
May-98                                      4.3%
Jun-98                                      4.5%
Source: Bloomberg L.P.

INFLATION

BOTH THE EMPLOYMENT COST INDEX (ECI) AND CONSUMER PRICE INDEX (CPI) REMAINED IN CHECK during the first half of 1998, reflecting continued low inflation.

THE CPI ROSE just 1.7% for the year ended June 1998-- reaching levels during the reporting period that were the lowest since January 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.2%--the lowest rate of increase since 1965. The Employment Cost Index includes two components--BENEFITS, which has been well contained (up only 2.4% for the year ended Q2 1998), and WAGES AND SALARIES, which has increased 3.8% for the same period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION
                                                              MONTHLY CONSUMER PRICE INDEX      QUARTERLY EMPLOYMENT COST INDEX
Jan-90                                                                      5.2%                              5.5%
Feb-90                                                                      5.3%                              5.5%
Mar-90                                                                      5.2%                              5.5%
Apr-90                                                                      4.7%                              5.4%
May-90                                                                      4.4%                              5.4%
Jun-90                                                                      4.7%                              5.4%
Jul-90                                                                      4.8%                              5.2%
Aug-90                                                                      5.6%                              5.2%
Sep-90                                                                      6.2%                              5.2%
Oct-90                                                                      6.3%                              4.9%
Nov-90                                                                      6.3%                              4.9%
Dec-90                                                                      6.1%                              4.9%
Jan-91                                                                      5.7%                              4.6%
Feb-91                                                                      5.3%                              4.6%
Mar-91                                                                      4.9%                              4.6%
Apr-91                                                                      4.9%                              4.6%
May-91                                                                      5.0%                              4.6%
Jun-91                                                                      4.7%                              4.6%
Jul-91                                                                      4.4%                              4.3%
Aug-91                                                                      3.8%                              4.3%
Sep-91                                                                      3.4%                              4.3%
Oct-91                                                                      2.9%                              4.3%
Nov-91                                                                      3.0%                              4.3%
Dec-91                                                                      3.1%                              4.3%
Jan-92                                                                      2.6%                              4.0%
Feb-92                                                                      2.8%                              4.0%
Mar-92                                                                      3.2%                              4.0%
Apr-92                                                                      3.2%                              3.6%
May-92                                                                      3.0%                              3.6%
Jun-92                                                                      3.1%                              3.6%
Jul-92                                                                      3.2%                              3.5%
Aug-92                                                                      3.1%                              3.5%
Sep-92                                                                      3.0%                              3.5%
Oct-92                                                                      3.2%                              3.5%
Nov-92                                                                      3.0%                              3.5%
Dec-92                                                                      2.9%                              3.5%
Jan-93                                                                      3.3%                              3.5%
Feb-93                                                                      3.2%                              3.5%
Mar-93                                                                      3.1%                              3.5%
Apr-93                                                                      3.2%                              3.6%
May-93                                                                      3.2%                              3.6%
Jun-93                                                                      3.0%                              3.6%
Jul-93                                                                      2.8%                              3.6%
Aug-93                                                                      2.8%                              3.6%
Sep-93                                                                      2.7%                              3.6%
Oct-93                                                                      2.8%                              3.5%
Nov-93                                                                      2.7%                              3.5%
Dec-93                                                                      2.7%                              3.5%
Jan-94                                                                      2.5%                              3.2%
Feb-94                                                                      2.5%                              3.2%
Mar-94                                                                      2.5%                              3.2%
Apr-94                                                                      2.4%                              3.2%
May-94                                                                      2.3%                              3.2%
Jun-94                                                                      2.5%                              3.2%
Jul-94                                                                      2.8%                              3.2%
Aug-94                                                                      2.9%                              3.2%
Sep-94                                                                      3.0%                              3.2%
Oct-94                                                                      2.6%                              3.0%
Nov-94                                                                      2.7%                              3.0%
Dec-94                                                                      2.7%                              3.0%
Jan-95                                                                      2.8%                              2.9%
Feb-95                                                                      2.9%                              2.9%
Mar-95                                                                      2.9%                              2.9%
Apr-95                                                                      3.1%                              2.9%
May-95                                                                      3.2%                              2.9%
Jun-95                                                                      3.0%                              2.9%
Jul-95                                                                      2.8%                              2.7%
Aug-95                                                                      2.6%                              2.7%
Sep-95                                                                      2.5%                              2.7%
Oct-95                                                                      2.8%                              2.7%
Nov-95                                                                      2.6%                              2.7%
Dec-95                                                                      2.5%                              2.7%
Jan-96                                                                      2.7%                              2.8%
Feb-96                                                                      2.7%                              2.8%
Mar-96                                                                      2.8%                              2.8%
Apr-96                                                                      2.9%                              2.9%
May-96                                                                      2.9%                              2.9%
Jun-96                                                                      2.8%                              2.9%
Jul-96                                                                      3.0%                              2.8%
Aug-96                                                                      2.9%                              2.8%
Sep-96                                                                      3.0%                              2.8%
Oct-96                                                                      3.0%                              2.9%
Nov-96                                                                      3.3%                              2.9%
Dec-96                                                                      3.3%                              2.9%
Jan-97                                                                      3.0%                              2.9%
Feb-97                                                                      3.0%                              2.9%
Mar-97                                                                      2.8%                              2.9%
Apr-97                                                                      2.5%                              2.8%
May-97                                                                      2.2%                              2.8%
Jun-97                                                                      2.3%                              2.8%
Jul-97                                                                      2.2%                              3.0%
Aug-97                                                                      2.2%                              3.0%
Sep-97                                                                      2.2%                              3.0%
Oct-97                                                                      2.1%                              3.3%
Nov-97                                                                      1.8%                              3.3%
Dec-97                                                                      1.7%                              3.3%
Jan-98                                                                      1.6%                              3.3%
Feb-98                                                                      1.4%                              3.3%
Mar-98                                                                      1.4%                              3.3%
Apr-98                                                                      1.4%                              3.5%
May-98                                                                      1.7%                              3.5%
Jun-98                                                                      1.7%                              3.5%
Source: Bloomberg L.P. and Bureau of Labor
Statistics

Although inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment, productivity growth becomes particularly important. Strong productivity gains, such as those achieved in 1997, allow manufacturers and other businesses to limit price increases in the face of rising wages without sacrificing profit margins.

SHORT-TERM INTEREST RATE ENVIRONMENT

SHORT-TERM INTEREST RATES REMAINED IN A NARROW RANGE throughout the reporting period due to widespread expectations that there would be no changes to the Federal Reserve's interest rate policy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         YIELDS ON 90-DAY COMMERCIAL PAPER
  AND THREE-MONTH TREASURY BILLS: 1/1/98 THROUGH
                      6/30/98
                                                           3-MONTH          90-DAY COMMERCIAL
                                                        TREASURY BILL             PAPER
1/1/98                                                       5.35%                5.54%
1/2/98                                                       5.29%                5.54%
1/5/98                                                       5.23%                5.56%
1/6/98                                                       5.20%                5.47%
1/7/98                                                       5.20%                5.45%
1/8/98                                                       5.10%                5.44%
1/9/98                                                       5.01%                5.42%
1/12/98                                                      5.02%                5.36%
1/13/98                                                      5.19%                5.38%
1/14/98                                                      5.15%                5.37%
1/15/98                                                      5.11%                5.37%
1/16/98                                                      5.15%                5.41%
1/19/98                                                      5.15%                5.41%
1/20/98                                                      5.15%                5.41%
1/21/98                                                      5.11%                5.39%
1/22/98                                                      5.13%                5.40%
1/23/98                                                      5.17%                5.40%
1/26/98                                                      5.12%                5.40%
1/27/98                                                      5.25%                5.40%
1/28/98                                                      5.21%                5.39%
1/29/98                                                      5.19%                5.40%
1/30/98                                                      5.18%                5.42%
2/2/98                                                       5.22%                5.40%
2/3/98                                                       5.23%                5.40%
2/4/98                                                       5.11%                5.42%
2/5/98                                                       5.15%                5.38%
2/6/98                                                       5.17%                5.43%
2/9/98                                                       5.13%                5.41%
2/10/98                                                      5.21%                5.42%
2/11/98                                                      5.20%                5.42%
2/12/98                                                      5.21%                5.43%
2/13/98                                                      5.15%                5.39%
2/16/98                                                      5.21%                5.39%
2/17/98                                                      5.18%                5.40%
2/18/98                                                      5.17%                5.41%
2/19/98                                                      5.19%                5.43%
2/20/98                                                      5.20%                5.44%
2/23/98                                                      5.24%                5.43%
2/24/98                                                      5.32%                5.44%
2/25/98                                                      5.30%                5.42%
2/26/98                                                      5.34%                5.45%
2/27/98                                                      5.31%                5.48%
3/2/98                                                       5.30%                5.42%
3/3/98                                                       5.17%                5.45%
3/4/98                                                       5.15%                5.47%
3/5/98                                                       5.16%                5.47%
3/6/98                                                       5.15%                5.47%
3/9/98                                                       5.09%                5.49%
3/10/98                                                      5.08%                5.47%
3/11/98                                                      5.08%                5.45%
3/12/98                                                      5.08%                5.46%
3/13/98                                                      5.09%                5.48%
3/16/98                                                      5.10%                5.49%
3/17/98                                                      5.14%                5.45%
3/18/98                                                      5.15%                5.46%
3/19/98                                                      5.17%                5.46%
3/20/98                                                      5.17%                5.46%
3/23/98                                                      5.14%                5.45%
3/24/98                                                      5.14%                5.47%
3/25/98                                                      5.17%                5.45%
3/26/98                                                      5.20%                5.45%
3/27/98                                                      5.21%                5.46%
3/30/98                                                      5.21%                5.44%
3/31/98                                                      5.12%                5.47%
4/1/98                                                       5.11%                5.46%
4/2/98                                                       5.09%                5.48%
4/3/98                                                       5.08%                5.47%
4/6/98                                                       5.08%                5.45%
4/7/98                                                       5.04%                5.46%
4/8/98                                                       5.05%                5.45%
4/9/98                                                       5.05%                5.46%
4/10/98                                                      5.05%                5.46%
4/13/98                                                      5.16%                5.43%
4/14/98                                                      5.11%                5.46%
4/15/98                                                      5.07%                5.46%
4/16/98                                                      5.05%                5.47%
4/17/98                                                      5.04%                5.45%
4/20/98                                                      5.02%                5.47%
4/21/98                                                      5.07%                5.44%
4/22/98                                                      5.08%                5.46%
4/23/98                                                      5.08%                5.44%
4/24/98                                                      5.06%                5.45%
4/27/98                                                      5.05%                5.51%
4/28/98                                                      5.06%                5.49%
4/29/98                                                      5.06%                5.49%
4/30/98                                                      4.97%                5.49%
5/1/98                                                       5.00%                5.46%
5/4/98                                                       5.02%                5.47%
5/5/98                                                       5.11%                5.46%
5/6/98                                                       5.10%                5.49%
5/7/98                                                       5.10%                5.46%
5/8/98                                                       5.12%                5.47%
5/11/98                                                      5.12%                5.48%
5/12/98                                                      5.13%                5.47%
5/13/98                                                      5.12%                5.48%
5/14/98                                                      5.16%                5.49%
5/15/98                                                      5.16%                5.49%
5/18/98                                                      5.17%                5.50%
5/19/98                                                      5.20%                5.50%
5/20/98                                                      5.18%                5.48%
5/21/98                                                      5.23%                5.48%
5/22/98                                                      5.21%                5.48%
5/25/98                                                      5.21%                5.48%
5/26/98                                                      5.10%                5.48%
5/27/98                                                      5.09%                5.49%
5/28/98                                                      5.05%                5.48%
5/29/98                                                      5.01%                5.47%
6/1/98                                                       4.97%                5.49%
6/2/98                                                       5.20%                5.46%
6/3/98                                                       5.11%                5.48%
6/4/98                                                       5.11%                5.48%
6/5/98                                                       5.11%                5.48%
6/8/98                                                       5.12%                5.49%
6/9/98                                                       5.14%                5.48%
6/10/98                                                      5.13%                5.49%
6/11/98                                                      5.09%                5.48%
6/12/98                                                      5.11%                5.49%
6/15/98                                                      5.11%                5.47%
6/16/98                                                      5.16%                5.47%
6/17/98                                                      5.21%                5.48%
6/18/98                                                      5.18%                5.49%
6/19/98                                                      5.15%                5.48%
6/22/98                                                      5.12%                5.49%
6/23/98                                                      5.07%                5.48%
6/24/98                                                      5.04%                5.50%
6/25/98                                                      5.00%                5.48%
6/26/98                                                      4.99%                5.49%
6/29/98                                                      5.00%                5.50%
6/30/98                                                      4.99%                5.47%

The combination of strong first-quarter growth and tight labor markets, offset by continued low inflation and uncertainty regarding Asia, resulted in a relatively calm short-term interest rate environment with no clear direction over the period.

SHORT-TERM MUNICIPAL RATES

SHORT-TERM MUNICIPAL COMMERCIAL PAPER RATES exhibited a pattern similar to those of taxable commercial paper yields, demonstrating relatively minimal volatility and no clear direction during the period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      90-DAY MUNICIPAL
      COMMERCIAL PAPER
           YIELD
1/7/98                  3.50%
1/14/98                 3.40%
1/21/98                 3.50%
1/28/98                 3.55%
2/4/98                  3.45%
2/11/98                 3.25%
2/18/98                 3.40%
2/25/98                 3.45%
3/4/98                  3.40%
3/11/98                 3.35%
3/18/98                 3.50%
3/25/98                 3.60%
4/1/98                  3.60%
4/8/98                  3.60%
4/15/98                 3.70%
4/22/98                 3.80%
4/29/98                 3.70%
5/6/98                  3.75%
5/13/98                 3.70%
5/20/98                 3.70%
5/27/98                 3.65%
6/3/98                  3.60%
6/10/98                 3.60%
6/17/98                 3.55%
6/24/98                 3.55%
7/1/98                  3.40%

As Federal Reserve Chairman Alan Greenspan said in his February congressional testimony, "The key question going forward is whether the restraint building from the turmoil in Asia will be sufficient to check inflationary tendencies that might otherwise result from the strength of domestic spending and tightening labor markets." Although many economists believe that the Federal Reserve has a longer-term bias toward more-restrictive monetary policy, they also anticipate a slowing of the GDP growth rate for the remainder of the year. Therefore, they do not expect that the Federal Reserve will, over the near term, implement any restrictive policy changes (increases to the federal funds rate) unless more-meaningful signs of inflation appear.

Since the last federal funds rate increase to 5.5% in March 1997, the rate of inflation--as measured by the year-over-year change in the CPI--has dropped from 2.8% to 1.7%. Thus the real (inflation-adjusted) federal funds rate has increased from 2.7% in March 1997 to 3.8% in June 1998. In his June 1998 testimony to Congress, Chairman Greenspan commented on the following statement by Senator Paul S. Sarbanes: "By holding the federal funds rate constant at a time when inflation has been dropping, in effect the Federal Reserve has raised real interest rates. Monetary policy has tightened even though you have not raised the rate." Chairman Greenspan's response: "That is correct."

NOTE: THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

 THE PORTFOLIO MANAGEMENT TEAM

 STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

 WALTER BEVERIDGE, Portfolio Manager, has managed the Schwab Municipal Money Fund since April 1992, when he joined CSIM; the Schwab Pennsylvania Municipal Money Fund since its inception in February 1998; and the Schwab Florida Municipal Money Fund since its inception in March 1998. Walter also managed the Schwab California Municipal Money Fund from April 1992 through November 1997 and the Schwab New York Municipal Money Fund from its inception in February 1995 through November 1997. Prior to joining CSIM, Walter was Portfolio Manager for the Benham Group.

 CHARLES SOULIS, Portfolio Manager, has managed the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund since he joined CSIM in December 1997, and the Schwab New Jersey Municipal Money Fund since its inception in February 1998. Prior to joining CSIM, Charles was Portfolio Manager for Wells Capital Management.

SCHWAB MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

                                                          Sweep           Value Advantage
                                                        Shares-TM-          Shares-TM-
---------------------------------------------------------------------------------------------
Seven-Day Yield                                           2.95%                3.16%
---------------------------------------------------------------------------------------------
Seven-Day Effective Yield                                 2.99%                3.21%
---------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)           4.96%                5.32%
---------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal tax-exempt income paid by the Schwab Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield differential on a taxable-equivalent basis of both classes of the Fund's shares compared with the average seven-day effective yield as of 6/30/98 for first-tier taxable money funds of 5.06%(4):

                                                       Sweep Shares   Value Advantage Shares
---------------------------------------------------------------------------------------------
Yield differential over average taxable money fund:      (0.10%)               0.26%
---------------------------------------------------------------------------------------------

Represents seven-day period ended 6/30/98. This relationship was not consistent throughout the reporting period.

(1)A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 6/30/98, the seven-day, seven-day effective and seven-day taxable-equivalent yields would have been 2.73%, 2.77% and 4.59%, respectively, for the Sweep Shares, and 2.93%, 2.97% and 4.92%, respectively, for the Value Advantage Shares.

(2)Taxable-equivalent effective yield assumes a 1998 maximum federal income tax rate of 39.60%.

(3)Income may be subject to state and local taxes and the alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 6/30/98. Past performance is no guarantee of future results.

(5)These percentages do not take into account other assets and liabilities.

PORTFOLIO COMPOSITION

The Schwab Municipal Money Fund invests in a diversified portfolio of high-quality, short-term municipal securities issued by or on behalf of a state, including its counties, municipalities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their political subdivisions, agencies and instrumentalities. The chart at the right illustrates the composition of the Fund's portfolio as of 6/30/98 and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of 6/30/98 is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations                       62.5%
Tax-Exempt Commercial Paper                     10.2%
Anticipation Notes                               8.7%
Variable and Fixed-Rate Tender Option
Bonds                                            5.9%
Mandatory Put Bonds                              5.6%
Revenue Bonds                                    4.5%
General Obligations                              1.3%
Optional Put Bonds                               1.2%
Certificates of Participation                    0.1%

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

                                                          Sweep           Value Advantage
                                                        Shares-TM-          Shares-TM-
---------------------------------------------------------------------------------------------
Seven-Day Yield                                           2.77%                2.97%
---------------------------------------------------------------------------------------------
Seven-Day Effective Yield                                 2.81%                3.01%
---------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)           5.13%                5.50%
---------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and California state tax-exempt income paid by the Schwab California Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis of both classes of these shares compared with the average seven-day effective yield as of 6/30/98 for first-tier taxable money funds of 5.06%(4):

                                                       Sweep Shares   Value Advantage Shares
---------------------------------------------------------------------------------------------
Yield advantage over average taxable money fund:          0.07%                0.44%
---------------------------------------------------------------------------------------------

Represents seven-day period ended 6/30/98. This relationship was not consistent throughout the reporting period.

(1)A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 6/30/98, the seven-day, seven-day effective and seven-day taxable-equivalent yields would have been 2.53%, 2.56% and 4.67%, respectively, for the Sweep Shares, and 2.73%, 2.77% and 5.06%, respectively, for the Value Advantage Shares.

(2)Taxable-equivalent effective yield assumes a 1998 maximum combined federal regular income tax and California state personal income tax rate of 45.22%.

(3)Income may be subject to the alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 6/30/98. Past performance is no guarantee of future results.

(5)These percentages do not take into account other assets and liabilities.

PORTFOLIO COMPOSITION

The Schwab California Municipal Money Fund invests in a portfolio of high-quality, short-term municipal securities issued by the State of California, including its counties, municipalities and other subdivisions. The chart at right illustrates the composition of the Fund's portfolio as of 6/30/98 and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of 6/30/98 is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations                       54.9%
Tax-Exempt Commercial Paper                     24.8%
Anticipation Notes                              11.4%
Variable and Fixed-Rate Tender Option
Bonds                                            4.8%
Mandatory Put Bonds                              1.8%
Revenue Bonds                                    1.1%
General Obligations                              1.1%
Certificates of Participation                    0.1%

SCHWAB NEW YORK MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

                                                          Sweep           Value Advantage
                                                        Shares-TM-          Shares-TM-
---------------------------------------------------------------------------------------------
Seven-Day Yield                                           2.86%                3.10%
---------------------------------------------------------------------------------------------
Seven-Day Effective Yield                                 2.90%                3.15%
---------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)           5.42%                5.88%
---------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal, New York state and New York local tax-exempt income paid by the Schwab New York Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis of both classes of the Fund's shares compared with the average seven-day effective yield as of 6/30/98 for first-tier taxable money funds of 5.06%(4):

                                                       Sweep Shares   Value Advantage Shares
---------------------------------------------------------------------------------------------
Yield advantage over average taxable money fund:           0.36%               0.82%
---------------------------------------------------------------------------------------------

Represents seven-day period ended 6/30/98. This relationship was not consistent throughout the reporting period.

(1)A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 6/30/98, the seven-day, seven-day effective and seven-day taxable-equivalent yields would have been 2.57%, 2.60% and 4.85%, respectively, for the Sweep Shares, and 2.76%, 2.80% and 5.23%, respectively, for the Value Advantage Shares.

(2)Taxable equivalent effective yield assumes a 1998 maximum combined federal income tax and New York state and New York City personal income tax rate of 46.43%.

(3)Income may be subject to the alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 6/30/98. Past performance is no guarantee of future results.

(5)These percentages do not take into account other assets and liabilities.

PORTFOLIO COMPOSITION

The Schwab New York Municipal Money Fund invests in a portfolio of high-quality, short-term municipal securities issued by the State of New York, including its counties, municipalities and other subdivisions. The chart at right illustrates the composition of the Fund's portfolio as of 6/30/98 and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of 6/30/98 is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations              49.4%
Tax-Exempt Commercial Paper            21.7%
Anticipation Notes                     15.6%
Variable-Rate Tender Option Bonds      10.7%
Revenue Bonds                           1.4%
General Obligations                     1.2%

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

                                                                         Sweep
                                                                       Shares-TM-
----------------------------------------------------------------------------------------------
Seven-Day Yield                                                          2.89%
----------------------------------------------------------------------------------------------
Seven-Day Effective Yield                                                2.93%
----------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)                          5.18%
----------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New Jersey state tax-exempt income paid by the Schwab New Jersey Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis of the Fund's shares compared with the average seven-day effective yield as of 6/30/98 for first-tier taxable money funds of 5.06%(4):

                                                                      Sweep Shares
----------------------------------------------------------------------------------------------
Yield advantage over average taxable money fund:                          0.12%
----------------------------------------------------------------------------------------------

Represents seven-day period ended 6/30/98. This relationship was not consistent throughout the reporting period.

(1)A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 6/30/98, the seven-day, seven-day effective and seven-day taxable-equivalent yields would have been 2.37%, 2.40% and 4.24%, respectively, for the Sweep Shares.

(2)Taxable-equivalent effective yield assumes a 1998 maximum combined federal regular income tax and New Jersey personal income tax rate of 43.45%.

(3)Income may be subject to the alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 6/30/98. Past performance is no guarantee of future results.

(5)These percentages do not take into account other assets and liabilities.

PORTFOLIO COMPOSITION

The Schwab New Jersey Municipal Money Fund invests in a portfolio of high-quality, short-term municipal securities issued by the State of New Jersey, including its counties, municipalities and other subdivisions. The chart at right illustrates the composition of the Fund's portfolio as of 6/30/98 and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of 6/30/98 is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations              39.2%
Anticipation Notes                     20.2%
Revenue Bonds                          13.6%
Variable-Rate Tender Option Bonds      11.1%
Tax-Exempt Commercial Paper             6.3%
Mandatory Put Bonds                     4.7%
General Obligations                     4.4%
Certificates of Participation           0.5%

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

                                                                         Sweep
                                                                       Shares-TM-
----------------------------------------------------------------------------------------------
Seven-Day Yield                                                          2.99%
----------------------------------------------------------------------------------------------
Seven-Day Effective Yield                                                3.03%
----------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)                          5.16%
----------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and Pennsylvania state tax-exempt income paid by the Schwab Pennsylvania Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis of the Fund's shares compared with the average seven-day effective yield as of 6/30/98 for first-tier taxable money funds of 5.06%(4):

                                                                      Sweep Shares
----------------------------------------------------------------------------------------------
Yield advantage over average taxable money fund:                          0.10%
----------------------------------------------------------------------------------------------

Represents seven-day period ended 6/30/98. This relationship was not consistent throughout the reporting period.

(1)A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 6/30/98, the seven-day, seven-day effective and seven-day taxable-equivalent yields would have been 2.43%, 2.46% and 4.19%, respectively, for the Sweep Shares.

(2)Taxable-equivalent effective yield assumes a 1998 maximum combined federal income tax and Pennsylvania personal income tax rate of 41.29%.

(3)Income may be subject to the alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 6/30/98. Past performance is no guarantee of future results.

(5)These percentages do not take into account other assets and liabilities.

PORTFOLIO COMPOSITION

The Schwab Pennsylvania Municipal Money Fund invests in a portfolio of high-quality, short-term municipal securities issued by the Commonwealth of Pennsylvania, including its counties, municipalities and other subdivisions. The chart at right illustrates the composition of the Fund's portfolio as of 6/30/98 and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of 6/30/98 is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations              57.8%
Revenue Bonds                          13.6%
Variable-Rate Tender Option Bonds      11.4%
General Obligations                     5.3%
Tax-Exempt Commercial Paper             5.1%
Tax and Revenue Anticipation
Notes                                   5.0%
Certificates of Participation           1.5%
Option Put Bonds                        0.3%

SCHWAB FLORIDA MUNICIPAL MONEY FUND
FUND PERFORMANCE AND PORTFOLIO COMPOSITION

YIELD SUMMARY AS OF 6/30/98(1)

                                                                       Sweep Shares
-----------------------------------------------------------------------------------------------
Seven-Day Yield                                                            3.02%
-----------------------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  3.07%
-----------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)                            5.07%
-----------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the tax-exempt income paid by the Schwab Florida Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis of the Fund's shares compared with the average seven-day effective yield as of 6/30/98 for first-tier taxable money funds of 5.06%(4). The Fund also seeks to invest so that its shares are exempt from the Florida intangible tax.

                                                                       Sweep Shares
-----------------------------------------------------------------------------------------------
Yield advantage over average taxable money fund:                           0.01%
-----------------------------------------------------------------------------------------------

Represents seven-day period ended 6/30/98. This relationship was not consistent throughout the reporting period.

(1)A portion of the Fund's expenses were reduced during the reporting period. Without these reductions, as of 6/30/98, the seven-day, seven-day effective and seven-day taxable-equivalent yields would have been 2.57%, 2.60% and 4.30%, respectively, for the Sweep Shares.

(2)Taxable-equivalent effective yield assumes a 1998 maximum federal income tax rate of 39.6%.

(3)Income may be subject to the alternative minimum tax (AMT).

(4)Source: IBC Financial Data, Inc.'s weekly average seven-day effective yield for the 286 funds in the first-tier category of taxable money funds, as of 6/30/98. Past performance is no guarantee of future results.

(5)These percentages do not take into account other assets and liabilities.

PORTFOLIO COMPOSITION

The Schwab Florida Municipal Money Fund invests in a portfolio of high-quality, short-term municipal securities issued by the State of Florida, including its counties, municipalities and other subdivisions. The chart at right illustrates the composition of the Fund's portfolio as of 6/30/98, and is not indicative of its holdings after that date. A complete list of the securities in the Fund's portfolio as of 6/30/98, is provided in the Statement of Net Assets later in this report.

                     PORTFOLIO COMPOSITION AS A PERCENTAGE
                             OF FUND INVESTMENTS(5)
                                 as of 6/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable-Rate Obligations              60.6%
Variable-Rate Tender Option Bonds      13.7%
Anticipation Notes                     11.9%
Revenue Bonds                           5.6%
Tax-Exempt Commercial Paper             3.6%
General Obligation Bonds                3.5%
Mandatory Put Bonds                     0.8%
Special Assessment Bonds                0.3%

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM
ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO
THE INTEREST RATE ENVIRONMENT?

A. We managed the dollar-weighted average maturity (DWAM) for the portfolios of all six Funds to capitalize on the seasonal cycles typical of short-term municipal securities markets. In anticipation of lower rates for demand notes issued in early 1998, the portfolio managers took the opportunity to extend the maturities of the Funds at the end of December 1997.

This allowed the Funds to lock in higher rates and to be insulated from the lower rates typical of notes issued in January. Due to the relatively stable interest rate and supply/demand environment in the municipal securities market throughout much of the reporting period, the Funds maintained a somewhat neutral strategy, with DWAMs comparable to those of other funds with similar investment objectives.

The following table shows the DWAM for each Fund at the beginning and end of the reporting period (or since a Fund's inception, if less than six months old).

                                                 CALIFORNIA           NEW YORK
                              MUNICIPAL           MUNICIPAL          MUNICIPAL
                             MONEY FUND          MONEY FUND          MONEY FUND
----------------------------------------------------------------------------------
12/31/97                        48 days             51 days             63 days
----------------------------------------------------------------------------------
6/30/98                         56 days             44 days             35 days
----------------------------------------------------------------------------------


                             NEW JERSEY         PENNSYLVANIA          FLORIDA
                              MUNICIPAL           MUNICIPAL          MUNICIPAL
                             MONEY FUND          MONEY FUND          MONEY FUND
----------------------------------------------------------------------------------
At inception*                    49 days             43 days            27 days
----------------------------------------------------------------------------------
6/30/98                          42 days             60 days            52 days
----------------------------------------------------------------------------------

*Inception for the New Jersey and Pennsylvania Funds was 2/2/98. The inception date for the Florida Fund was 3/18/98.

Q. WHAT IMPACT HAVE THE ECONOMIC PROBLEMS IN THE PACIFIC RIM HAD ON THE MANAGEMENT OF THE FUNDS' PORTFOLIOS?

A. Beginning in the fourth quarter of 1997, many Asian economies experienced economic problems and severe currency devaluations--collectively referred to as the "Asian Flu." These problems are expected by many to continue through 1998. Although it is a serious global problem that will no doubt have a credit impact on issuers of securities in those countries and their economies, it has not had a significant effect on issuers of what typically are considered money market-eligible securities. Nevertheless, we continue as always to carefully monitor the creditworthiness of any issuers of securities considered for investment.

As we have discussed in previous reports, all of the Schwab Municipal Money Funds frequently own municipal securities that are insured or backed by a letter of credit issued by a first-tier financial institution, which may be foreign-based. These arrangements are referred to as "credit enhancements" because they provide incremental levels of creditworthiness. During the reporting period, the Schwab Municipal Money Funds reduced their exposure to Japanese issuers of credit enhancements. The following table shows the Funds' holdings of securities with Japanese credit enhancements as of June 30, 1998 (expressed as a percentage of each Fund's net assets). As part of our regular credit review process, we continuously monitor the credit quality of both the enhancement providers and the issuers of the Funds' portfolio securities.

-------------------------------------------------
Schwab Municipal Money Fund                 0.17%
-------------------------------------------------
Schwab California Municipal Money Fund      1.62%
-------------------------------------------------
Schwab New York Municipal Money Fund        2.50%
-------------------------------------------------
Schwab New Jersey Municipal Money Fund      0.00%
-------------------------------------------------
Schwab Pennsylvania Municipal
Money Fund                                  0.00%
-------------------------------------------------
Schwab Florida Municipal Money Fund         0.00%
-------------------------------------------------

EACH OF THE FOLLOWING QUESTIONS IS SPECIFIC TO A SINGLE-STATE FUND:

CALIFORNIA MUNICIPAL MONEY FUND

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. California is embarking on its fifth year of economic recovery. As noted in the Governor's Budget Highlights, 1997 was the best year in this decade for the state's economy, with employment growth exceeding 3%, personal income up by more than 7% and a seven-year low for the unemployment rate. Looking forward, it is anticipated that California will see continued moderate growth across most industry sectors, with some growing at a much slower pace, such as those heavily dependent on exporting goods and services to Asia. As noted in the Governor's 1998/99 Budget Proposal, the effect on California of the economic weakness in Asia is expected to be somewhat offset by the effects of California's strong export growth to Mexico and increasing exports to Europe.

The continued economic improvement in the state has allowed for a buildup of budget reserves and an easing of some of the spending restrictions imposed during the last recession. At the end of the 1997/98 budget year, the state had a budget surplus of approximately $1 billion. While the budget surplus was a welcomed event, it has delayed the adoption of the final 1998/99 budget as lawmakers try to reach a consensus on how to handle the surplus. Even after the final 1998/99 budget is adopted, as in prior years, budget adjustments may be necessary to keep spending in line with revenues. Lawmakers will continue to address the challenge of balancing mandated spending requirements for education and public safety against the need for maintaining and upgrading public infrastructure. As a result, the state's financial position may be somewhat static over the next 12 months.

We are satisfied that the California securities held by the Fund represent minimal credit risk and we will, as always, continue to closely monitor the state's economic situation. California's current credit ratings are A1 from Moody's Investor Service, A+ from Standard & Poor's Corporation and AA- from Fitch IBCA, Inc., three well-known rating agencies.

NEW YORK MUNICIPAL MONEY FUND

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW YORK?

A. A diverse economic base and the central role New York City continues to play in international finance, tourism and other service-related businesses continue to support New York State's satisfactory credit quality. The state entered the 1990 recession earlier than others, and its recovery has been slower and less robust. For the 1997/98 fiscal year, the state predicted a 1.4% increase in employment, which marked the highest level of job growth since 1988, the year prior to the last recession. Economic growth may continue to be constrained by ongoing structural changes in the economy, such as corporate downsizing and relocation and cutbacks in defense spending.

In spite of budgetary surpluses in five of the past six years, New York still faces the challenge of resolving longstanding general fund imbalances. The 1999 budget, adopted in May 1998 with a focus on educational spending, maintained previously enacted tax reductions. As in prior years, spending is projected to be higher, with economic growth covering the 7% increase in expenditures. Therefore, although the state may see higher revenues over the next 12 months, it may not be able to make a significant improvement in its general fund reserves. Further, while the state's economic projections are reasonable and in line with those of independent institutions, much of the growth is reliant on continued strength in the financial services sector. This reliance is viewed as a potential weakness given the uncertainty of the financial services sector's ability to perform as strongly as it has over the past three years.

We are satisfied that the New York securities held by the Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. New York's current credit ratings are A2 from Moody's Investor Service, A from Standard & Poor's Corporation and A+ from Fitch IBCA, Inc., three well-known rating agencies.

NEW JERSEY MUNICIPAL MONEY FUND

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW JERSEY?

A. New Jersey's above-average credit quality is derived from its diversified economy, high personal income levels (second only to Connecticut) and strong control of its finances. Just like much of the Northeast region, New Jersey was severely impacted by the recession of the early 1990s. Recovery came slowly, with annual increases in non-farm employment from 1991 to 1996 registering less than half the national rate. A spike in job growth in 1997 finally returned the state to its pre-recession level of total employment. Continued economic growth may, however, be constrained by ongoing structural changes in the economy, such as corporate downsizing and relocation.

Over the past few years, increasing tax revenues, use of non recurring financial resources and spending controls have resulted in excess revenues or lower expenses that provided the state a financial cushion equal to approximately 6% of its annual expenditures. The state's 1999 budget was adopted on June 30, 1998, and generally follows the track of prior years with no new taxes and a focus on educational and environmental spending. As in prior years, higher spending is expected to be offset by a 4.2% increase in total revenue. Therefore, although the state may see higher revenues over the next 12 months, it may not be able to make a significant improvement in its general fund reserves. Further, while the state's economic projections are reasonable and in line with those of independent institutions, much of the growth is reliant on continued strength in the financial services sector. This reliance is viewed as a potential weakness given the uncertainty of the financial services sector's ability to perform as strongly as it has over the past three years.

We are satisfied that the New Jersey securities held by the Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. New Jersey's current credit ratings are Aa1 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA+ from Fitch IBCA, Inc., three well-known rating agencies.

PENNSYLVANIA MUNICIPAL MONEY FUND

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN PENNSYLVANIA?

A. Pennsylvania's above-average credit quality is derived from its conservative financial management, slow-but-improving job growth, economic diversification and moderate debt levels. Just like much of the region, Pennsylvania was severely impacted by the recession of the early 1990s. Recovery came slowly, with annual increases in non-farm employment from 1991 to 1996 registering less than half the national rate. This slow-but-steady pace of job growth from 1991 to 1996 coupled with a somewhat higher rate in 1997 brought the state's total employment to 7% above the prerecession peak. Continued economic growth may, however, be constrained by ongoing structural changes in the economy, especially in the manufacturing sector.

In each of the past six years, Pennsylvania has generated operating surpluses. This has allowed the state to make contributions to its budget reserve, which now totals more than $400 million, or approximately 2.4% of 1998 revenues. The state's 1999 budget was adopted prior to the start of its new fiscal year on July 1, 1997. It generally follows the governor's proposal of additional tax relief for both corporations and individuals and, as expected, uses most of the accumulated general fund surplus. Given its historically conservative revenue growth projections, the state is not expected to make a significant draw on its reserves in fiscal 1999. However, it is possible that future economic growth will be slower than projected and cause budgetary constraints leading to spending reductions and possible depletions of accumulated reserves.

We are satisfied that the Pennsylvania securities held by the Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. Pennsylvania's current credit ratings are Aa3 from Moody's Investor Service, AA- from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

FLORIDA MUNICIPAL MONEY FUND

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN FLORIDA?

A. Sustained rapid growth has helped Florida become the fourth-largest state in the nation. The state continues to see its economy diversify into trade, services, finance and exports, greatly reducing its previous dependence on agriculture and tourism. This economic diversification, along with moderate debt levels and successful financial operations, has contributed to Florida's above-average credit quality. As the state has grown, it has successfully met the challenges of funding the growth and maintaining a balanced budget during periods of economic weakness using a combination of budgetary control and management restraint. With sales tax revenues accounting for approximately 70% of total revenues, Florida has taken steps to increase its financial reserves by adding the Budget Stabilization Fund. In fact, through the end of fiscal 1997, this fund has grown to about 2.8% of general fund revenues and seems to be on track to reach the state's goal of 5% by the end of 1999. Because of the state's significant dependence on sales tax revenues, which are inherently volatile, however, it may not reach its reserve goal even with continued growth in the economy.

We are satisfied that the Florida securities held by the Fund represent minimal credit risk and we will continue to monitor the state's economic situation closely. Florida's current credit ratings are Aa2 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

GLOSSARY OF TERMS

ALTERNATIVE MINIMUM TAX (AMT)--A federal tax on income, in addition to regular income taxes, designed to ensure that corporations and very wealthy individuals pay at least some income tax each year.

COMMERCIAL PAPER--Short-term, interest-paying obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--A security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP)--the total value of all goods and services produced in the United States over a specific period of time--adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

TAXABLE-EQUIVALENT YIELD--The return an individual would have to realize on a fully taxable investment in order to equal a specified tax-exempt yield; this hypothetical yield varies according to an individual's income-tax bracket.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

                               SWEEP                     VALUE ADVANTAGE
                    SHARES-REGISTERED TRADEMARK-   SHARES-REGISTERED TRADEMARK-
-------------------------------------------------------------------------------
Last seven days:                 2.95%                          3.16%
-------------------------------------------------------------------------------
Last three months:               3.17%                          3.38%
-------------------------------------------------------------------------------
Last 12 months:                  3.05%                          3.26%
-------------------------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE             3/31/98        6/30/98
-----------------------------------------------------
0-15 days                     76.1%         74.6%
-----------------------------------------------------
16-30 days                     0.0%          2.0%
-----------------------------------------------------
31-60 days                     4.7%          4.5%
-----------------------------------------------------
61-90 days                     5.9%          1.1%
-----------------------------------------------------
91-120 days                    4.7%          1.8%
-----------------------------------------------------
More than 120 days             8.6%         16.0%
-----------------------------------------------------
Weighted average            35 days       56 days
-----------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

                            SWEEP     VALUE ADVANTAGE
                            SHARES        SHARES
-----------------------------------------------------
Last seven days:              2.77%         2.97%
-----------------------------------------------------
Last three months:            3.01%         3.21%
-----------------------------------------------------
Last 12 months:               2.87%         3.07%
-----------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE             3/31/98        6/30/98
-----------------------------------------------------
0-15 days                     67.9%         66.2%
-----------------------------------------------------
16-30 days                     2.4%          5.5%
-----------------------------------------------------
31-60 days                     3.7%         12.7%
-----------------------------------------------------
61-90 days                     6.3%          3.3%
-----------------------------------------------------
91-120 days                   14.1%          3.8%
-----------------------------------------------------
More than 120 days             5.6%          8.5%
-----------------------------------------------------
Weighted average            37 days       44 days
-----------------------------------------------------

PORTFOLIO HIGHLIGHTS

SCHWAB NEW YORK MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

                               SWEEP                     VALUE ADVANTAGE
                    SHARES-REGISTERED TRADEMARK-   SHARES-REGISTERED TRADEMARK-
-------------------------------------------------------------------------------
Last seven days:                2.86%                          3.10%
-------------------------------------------------------------------------------
Last three months:              3.07%                          3.31%
-------------------------------------------------------------------------------
Last 12 months:                 2.93%                          3.17%
-------------------------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                     3/31/98      6/30/98
----------------------------------------------------------
0-15 days                             72.4%        70.3%
----------------------------------------------------------
16-30 days                             1.1%          1.2%
----------------------------------------------------------
31-60 days                             3.6%         18.6%
----------------------------------------------------------
61-90 days                             3.1%          2.8%
----------------------------------------------------------
91-120 days                            6.5%          0.0%
----------------------------------------------------------
More than 120 days                    13.3%          7.1%
----------------------------------------------------------
Weighted average                    36 days       34 days
----------------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

                                              SWEEP SHARES
-----------------------------------------------------------
Last seven days:                                  2.89%
-----------------------------------------------------------
Last three months:                                3.00%
-----------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                     3/31/98      6/30/98
----------------------------------------------------------
0-15 days                             51.8%        65.1%
----------------------------------------------------------
16-30 days                             4.5%          4.3%
----------------------------------------------------------
31-60 days                             4.3%          7.0%
----------------------------------------------------------
61-90 days                             9.9%          8.5%
----------------------------------------------------------
91-120 days                           13.5%          3.3%
----------------------------------------------------------
More than 120 days                    16.0%         11.8%
----------------------------------------------------------
Weighted average                    49 days       41 days
----------------------------------------------------------

PORTFOLIO HIGHLIGHTS

SCHWAB PENNSYLVANIA
MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

                           SWEEP SHARES-REGISTERED TRADEMARK-
-------------------------------------------------------------
Last seven days:                          2.99%
-------------------------------------------------------------
Last three months:                        2.58%
-------------------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE             3/31/98        6/30/98
-----------------------------------------------------
0-15 days                     70.4%         72.5%
-----------------------------------------------------
16-30 days                    29.0%          0.8%
-----------------------------------------------------
31-60 days                     0.0%          3.0%
-----------------------------------------------------
61-90 days                     4.7%          1.4%
-----------------------------------------------------
91-120 days                    1.8%          0.8%
-----------------------------------------------------
More than 120 days            20.2%         21.5%
-----------------------------------------------------
Weighted average            56 days       60 days
-----------------------------------------------------

(1)A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR THE SIX-MONTH PERIOD ENDED 6/30/98(1)

                            SWEEP SHARES
-----------------------------------------
Last seven days:                3.02%
-----------------------------------------
Last three months:              3.24%
-----------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE             3/31/98        6/30/98
-----------------------------------------------------
0-15 days                     88.8%         75.9%
-----------------------------------------------------
16-30 days                     0.6%          2.6%
-----------------------------------------------------
31-60 days                     0.0%          0.0%
-----------------------------------------------------
61-90 days                     0.7%          2.7%
-----------------------------------------------------
91-120 days                    0.0%          2.8%
-----------------------------------------------------
More than 120 days             9.9%         16.0%
-----------------------------------------------------
Weighted average            27 days       52 days
-----------------------------------------------------

 22

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
VARIABLE RATE OBLIGATIONS -- 63.3% (a)
ALABAMA -- 1.0%
Alabama State IDA (Cash Value
  Project) / (Regions Bank LOC)
   3.50%, 07/07/98                         $ 3,150     $  3,150
Birmingham, Alabama GO Series
  1992A / (Regions Bank LOC)
   3.55%, 07/07/98                           5,600        5,600
Birmingham, Alabama Unlimited GO
  Refunding Bonds Series 1995 /
  (First Alabama Bank LOC)
   3.50%, 07/07/98                           4,000        4,000
Citronelle, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (AKZO Chemicals, Inc. Project) /
  (Wachovia Bank LOC)
   3.55%, 07/07/98                           1,100        1,100
Decatur, Alabama IDB Solid Waste
  Disposal RB (Trico Steel Project)
  Series 1997 / (Chase Manhattan
  LOC)
   3.65%, 07/07/98                           5,700        5,700
Dothan, Alabama IDB RB (Baxley
  Blowpipe Project) / (Regions Bank
  LOC)
   3.70%, 07/07/98                             900          900
Mcintoch, Alabama IDB Solid Waste
  Bonds (Ciba-Geigy Corp. Project) /
  (Union Bank of Switzerland LOC)
   3.60%, 07/07/98                          24,500       24,500
Mobile County, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (Ultraform Co. Project)
  Series 1995A / (Bayerische
  Landesbank Girozentrale LOC)
   3.63%, 07/07/98                           7,480        7,480
Mobile County, Alabama IDB RB
  (Ultraform Co. Project) Series B /
  (Bayerische Landesbank Girozentrale
  LOC)
   3.63%, 07/07/98                           1,000        1,000
Montgomery, Alabama Special Care
  Facility Financing Authority RB
  (Baptist Medical Center VHA) Series
  1985C / (AMBAC Insurance & Mellon
  Bank SBPA)
   3.50%, 07/07/98                           2,000        2,000


                                             Par         Value
                                           -------     --------
Scottsboro, Alabama GO Bonds /
  (Regions Bank LOC)
   3.55%, 07/07/98                         $ 5,000     $  5,000
Tuscaloosa, Alabama IDRB (Knight
  Special Project) / (Regions Bank LOC)
   3.70%, 07/07/98                           1,200        1,200
                                                       --------
                                                         61,630
                                                       --------
ALASKA -- 0.4%
Alaska Industrial Development &
  Export Authority (Revolving Fund)
  Series 1996B / (Bank of America NT
  & SA LOC)
   3.45%, 07/07/98                          17,600       17,600
Valdez, Alaska Marine Terminal
  Revenue Refunding Bonds (Exxon
  Pipeline Co. Project) Series 1993A /
  (Exxon Corp. LOC)
   3.70%, 07/01/98                             800          800
Valdez, Alaska Marine Terminal
  Revenue Refunding Bonds (Exxon
  Pipeline Co. Project) Series 1993C /
  (Exxon Corp. LOC)
   3.70%, 07/01/98                           6,600        6,600
                                                       --------
                                                         25,000
                                                       --------
ARIZONA -- 1.4%
Arizona Educational Loan Marketing
  Corp. Education Loan RB Series A /
  (MBIA Insurance & State Street Bank
  & Trust LOC)
   3.65%, 07/07/98                          12,605       12,605
Arizona Health Facilities Authority
  Hospital System RB (Northern
  Arizona Health Care) Series 1996B /
  (MBIA Insurance)
   3.55%, 07/07/98                          17,650       17,650
Arizona Health Facilities Authority
  Revenue Adjustable Rate Notes
  (Arizona Volunteer Hospital
  Federation) Series 1985A /
  (FGIC Insurance)
   3.55%, 07/07/98                           3,170        3,170
Arizona Health Facilities Authority
  Revenue Adjustable Rate Notes
  (Arizona Volunteer Hospital
  Federation) Series 1985B /
  (FGIC Insurance)
   3.55%, 07/07/98                           7,940        7,940

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Arizona Health Facilities RB (Samcor
  Project) 1986 Loan Pool / (FGIC
  Insurance & Chase Manhattan SPA)
   3.55%, 07/07/98                         $10,540     $ 10,540
Phoenix, Arizona Civic Improvement
  Excise Tax RB (Airport
  Improvements) / (Landesbank
  Hessen-Thuringen Girozentrale LOC)
   3.65%, 07/07/98                           1,000        1,000
Phoenix, Arizona IDA M/F Housing RB
  (Crossroads Apartments) Series 1984
  (FNMA LOC)
   3.65%, 07/07/98                           6,000        6,000
Phoenix, Arizona IDA RB (Vaw
  America Inc. Project) / (NationsBank
  NA South LOC)
   3.75%, 07/07/98                           3,000        3,000
Pima County, Arizona IDA M/F
  Housing RB (Housing Surgauro Crest
  Apartments) Series 1995A /
  (FNMA LOC)
   3.65%, 07/07/98                           6,000        6,000
Yavapai County, Arizona IDRB
  (Yavapai Regional Medical Center) /
  (Credit Local de France SBPA & FSA
  Insurance)
   3.55%, 07/07/98                          12,600       12,600
Yuma, Arizona IDA M/F Housing RB
  (El Encanto Apartments) Series A /
  (Citibank LOC)
   3.60%, 07/07/98                           2,915        2,915
Yuma County, Arizona IDA RB
  (Meadowcraft, Inc. Project)
  Series 1997 / (NationsBank NA LOC)
   3.75%, 07/02/98                           1,000        1,000
                                                       --------
                                                         84,420
                                                       --------
ARKANSAS -- 0.3%
Independence County, Arkansas IDRB
  (Ideal Baking Project) / (NationsBank
  NA LOC)
   3.75%, 07/07/98                           7,000        7,000
Independance County, Arkansas IDRB
  (Townsends of Arkansas, Inc.
  Project) / (Rabobank Nederland
  N.V. SPA)
   3.65%, 07/07/98                           9,000        9,000


                                             Par         Value
                                           -------     --------
Warren Park, Arizona Solid Waste
  Disposal RB (Potlatch Corp. Project) /
  (Credit Suisse LOC)
   3.60%, 07/07/98                         $ 1,000     $  1,000
                                                       --------
                                                         17,000
                                                       --------
CALIFORNIA -- 0.5%
California Health Facilities Financing
  Authority RB (Scripps Memorial
  Hospital Project) Series 1985A  /
  (MBIA Insurance & Morgan
  Guaranty Trust Co. SBPA)
   3.20%, 07/07/98                             700          700
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1987C1 /
  (SLMA LOC)
   3.65%, 07/07/98                          13,900       13,900
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1987 E1 /
  (SLMA LOC)
   3.50%, 07/07/98                           5,000        5,000
California Pollution Control Finance
  Authority RB (Pacific Gas & Electric
  Company) / (Bank of America LOC)
   3.35%, 07/01/98                             600          600
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric)
  Series 1997C / (Kredietbank N.V.
  LOC)
   3.60%, 07/01/98                             200          200
Chula Vista, California IDRB
  (San Diego Gas & Electric Co.
  Project) Series A
   3.35%, 07/01/98                           1,100        1,100
Irvine Ranch, California Improvement
  Board RB (District Number
  97-16) / (Societe Generale LOC)
   3.30%, 07/01/98                             200          200
Irvine Ranch, California Water District
  COP (Capital Improvement Project) /
  (Toronto Dominion LOC)
   3.50%, 07/01/98                             100          100
Irvine Ranch, California Water District
  Consolidated Refunding Bonds Series
  1993A / (Bank of America LOC)
   3.25%, 07/01/98                              40           40

                                             Par         Value
                                           -------     --------
Kern County, California COP (Kern
  Public Facilities Project) Series A /
  (Union Bank of Switzerland LOC)
   3.00%, 07/07/98                         $ 5,200     $  5,200
Orange County, California COP
  (Florence Crittenton Project) /
  (Union Bank of Switzerland LOC)
   3.20%, 07/07/98                           2,000        2,000
Orange County, California Sanitation
  District COP (Sanitation Districts #1,
  2, 3) / (AMBAC Insurance & Barclays
  Bank, New York Liquidity)
   3.00%, 07/07/98                           2,400        2,400
                                                       --------
                                                         31,440
                                                       --------
COLORADO -- 4.2%
Adams County, Colorado Economic
  Development Authority Tax
  Increment RB (Westminster Plaza
  Urban Renewal Project) / (Union
  Bank of California LOC)
   3.55%, 07/07/98                           4,445        4,445
Adams County, Colorado IDRB (City View
  Park Project) Series 1985 /
  (Barclays Bank LOC)
   3.60%, 07/07/98                           5,700        5,700
Arapahoe County, Colorado Industrial
  Development Revenue Refunding Bonds
  (Denver Jet Center Project)
  Series 1997 / (U.S. Bank NA LOC)
   3.90%, 07/07/98                           1,000        1,000
Central City, Colorado M/F Housing RB
  (Gold Mountain Apartment Project) /
  (PNC Bank NA LOC)
   3.75%, 07/07/98                           8,250        8,250
Colorado Health Facilities Authority RB
  (National Benevolent Assoc.)
   3.55%, 07/07/98                           2,400        2,400
Colorado Health Facilities Authority RB
  (North Colorado Medical Center
  Project) / (MBIA Insurance /
  Credit Suisse SPA)
   3.40%, 07/07/98                           3,400        3,400
Colorado Student Obligation Bond
  Authority Student Loan RB (Colorado
  University) Series 1993B / (SLMA LOC)
   3.50%, 07/07/98                          10,700       10,700


                                             Par         Value
                                           -------     --------
Colorado Student Obligation Bond
  Authority Student Loan RB Series
  1989A / (SLMA LOC)
   3.50%, 07/07/98                         $26,000     $ 26,000
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1997D / (SLMA LOC)
   3.10%, 07/07/98                          18,100       18,100
Denver, Colorado City & County
  Airport System RB (Robinson Dairy
  Project) / (Wells Fargo Bank LOC)
   3.65%, 07/07/98                           4,435        4,435
Denver, Colorado City & County Airport
  System RB Series 1992D / (Morgan
  Guaranty Trust Co.-New York LOC)
   3.65%, 07/07/98                          49,400       49,400
Denver, Colorado City & County Airport
  System RB Series 1992E / (Morgan
  Guaranty LOC)
   3.65%, 07/07/98                          16,100       16,100
Denver, Colorado City & County Airport
  System RB Series 1992F / (Credit
  Local de France LOC)
   3.65%, 07/07/98                          16,000       16,000
Denver, Colorado City & County Airport
  System RB Series 1992G / (Credit
  Local de France LOC)
   3.65%, 07/07/98                          20,000       20,000
Denver, Colorado City & County Airport
  System RB Series 1997B / (Westdeutsche
  Landesbank LOC)
   3.50%, 07/07/98                           6,700        6,700
Denver, Colorado City & County Airport
  System RB Series 1997C / (Credit Local
  de France LOC)
   3.55%, 07/07/98                          44,000       44,000
El Paso County, Colorado Adjustable
  Rate RB (Colorado Springs World
  Arena) / (Bank One LOC)
   3.60%, 07/07/98                           7,900        7,900
Smith Creek, Colorado Metropolitan
  District RB Series 1997 /
  (NationsBank of Texas NA LOC)
   3.60%, 07/07/98                           2,250        2,250
Wheatridge County, Colorado IDRB
  (Leaf Inc. Project) / (Wachovia
  Bank NA LOC)
   3.65%, 07/07/98                           4,000        4,000
                                                       --------
                                                        250,780
                                                       --------

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
CONNECTICUT -- 0.4%
Connecticut Development Authority
  Pollution Control RB (Connecticut
  Light & Power) Series 1985 / (AMBAC
  Insurance & Societe Generale LOC)
   3.45%, 07/07/98                         $16,200     $ 16,200
Connecticut Development Authority
  Pollution Control RB (Connecticut
  Light & Power) Series 1993B /
  (Union Bank of Switzerland LOC)
   3.45%, 07/07/98                           6,900        6,900
                                                       --------
                                                         23,100
                                                       --------
DELAWARE -- 0.0%
Sussex County, Delaware RB (Baywood
  LLC Project) Series A / (Wilmington
  Trust Co. LOC)
   4.05%, 07/07/98                           2,400        2,400
                                                       --------
DISTRICT OF COLUMBIA -- 0.7%
Metropolitan Washington District of
  Columbia Airports Authority System
  Revenue Refunding Bonds Series 1997C /
  (Union Bank of Switzerland SBPA)
   3.45%, 07/07/98                          43,300       43,300
                                                       --------
FLORIDA -- 5.8%
Bradford County, Florida Health
  Facilities Authority RB (Shands
  Teaching Hospital Clinic Project)
  Series 1996 / (MBIA Insurance &
  Suntrust Bank Central Florida LOC)
   3.50%, 07/07/98                           6,500        6,500
Broward County, Florida HFA M/F Housing
  RB (Harbour Town of Jacaranda Project)
  Series 1995B / (Southtrust Bank NA LOC)
   3.60%, 07/07/98                           5,400        5,400
Broward County, Florida Port Facilities
  Revenue Refunding Bonds (Sub Port
  Everglades Project) / (AMBAC Insurance
  & Bank of Nova Scotia LOC)
   3.45%, 07/07/98                          22,000       22,000
Citrus Park, Florida Community
  Development District Capital
  Improvement Bonds Series 1996 /
  (Dresdner Bank AG LOC)
   3.50%, 07/07/98                           1,300        1,300


                                             Par         Value
                                           -------     --------
Collier County, Florida HFA M/F
  Housing RB (River Beach Project)
  Series 1985 / (Morgan Guaranty
  Trust Co. - New York SBPA)
   3.55%, 07/07/98                         $ 4,000     $  4,000
Dade County, Florida Aviation
  Series 1984A / (Morgan Guaranty
  Trust Co. - New York LOC)
   3.50%, 07/07/98                           1,100        1,100
Dade County, Florida IDA RB Series
  1997 (Micheal-Ann Russell Jewish
  Community Center Project) /
  (Suntrust Bank LOC)
   3.60%, 07/07/98                           4,500        4,500
Duval County, Florida HFA M/F Housing
  RB Lakes Mayport Apartment
  Series 1985 / (Suntrust Banks Inc.
  LOC)
   3.60%, 07/07/98                           1,800        1,800
Florida Capital Financing Authority
  RB (Capital Project Loan Program
  Project) Series 1997A
   3.55%, 07/07/98                          47,260       47,260
Florida Housing Facility Agency M/F
  Housing RB (Cornerstone Imaging
  Project) Series 1985B / (NationsBank
  NA LOC)
   3.35%, 07/07/98                          13,400       13,400
Florida Municipal Power Agency Revenue
  Refunding Bonds (Stanton II Project)
  Series 1997 / (AMBAC Insurance &
  First Union National Bank South LOC)
   3.50%, 07/07/98                          18,000       18,000
Florida State Capital Projects Finance
  Authority (Florida Hospital
  Association - Capital Projects Loan
  Program) Series 1998A / (Credit
  Suisse SBPA & FSA Insurance)
   4.00%, 07/07/98                           7,500        7,500
Gulf Breeze, Florida RB (Local
  Government Loan Program) Series C /
  (FGIC Insurance & Credit Local
  de France)
   3.55%, 07/07/98                             265          265
Gulf Breeze, Florida RB (Local Government
  Loan Program) Series 1985B / (Credit
  Local de France SBPA & FGIC Insurance)
   3.55%, 07/07/98                          15,360       15,360

                                             Par         Value
                                           -------     --------
Highlands County, Florida Health
  Facilities Authority RB (Adventist
  Health Systems Project) Series
  1996B / (Canadian Imperial Bank of
  Commerce & MBIA Insurance)
   3.55%, 07/07/98                         $ 4,300    $   4,300
Highlands County, Florida Health
  Facilities Authority RB (Adventist
  Health Systems Project) Series 1997A /
  (Suntrust Bank Central Florida NA LOC)
   3.55%, 07/07/98                          13,650       13,650
Hillsborough County, Florida M/F
  Housing RB (Brandon Crossing) /
  (Amsouth Bank of Alabama LOC)
   3.75%, 07/07/98                             500          500
Indian Trace, Florida Community
  Development District (Broward County
  Florida Basin 1 Water) / (MBIA
  Insurance & Swiss Bank SBPA)
   3.40%, 07/07/98                           1,950        1,950
Jacksonville, Florida RB (Capital
  Project) / (Multiple Credit
  Enhancements & AMBAC Insurance)
   3.35%, 07/07/98                           9,000        9,000
Lake Shore, Florida Hospital Authority
  Health Facilities RB (Lakeshore
  Hospital Project) Series 1991  /
  (Kredietbank, N.V. LOC)
   3.50%, 07/07/98                           3,700        3,700
Marion County, Florida HFA M/F
  Housing RB (Paddock Project)
  Series 1985F / (Suntrust Bank Atlanta
  LOC)
   3.60%, 07/07/98                           1,100        1,100
Miami-Dade County, Florida IDRB
  (Airbus Service Co. Project) Series
  1998A / (First Union National
  Bank of North Carolina LOC)
   3.65%, 07/07/98                             300          300
Orange County, Florida Health Facilites
  Authority RB (Mayflower Retirement
  Community Project) / (Rabobank
  Nederland N.V. LOC)
   3.50%, 07/07/98                           9,805        9,805
Orange County, Florida HFA M/F Housing
  RB (Andover Place Apartments) /
  (NationsBank NA LOC)
   3.55%, 07/07/98                           3,400        3,400


                                             Par         Value
                                           -------     --------
Orange County, Florida HFA M/F Housing
  RB (Rio Vista Project) / (First Union
  Bank of North Carolina
  LOC)
   3.60%, 07/07/98                         $ 2,750    $   2,750
Orlando Special Assessment RB, Republic
  Drive Interchange / (Morgan
  Guaranty LOC)
   3.35%, 07/07/98                          16,600       16,600
Palm Beach County, Florida Health
  Facilities Authority Revenue Refunding
  Bonds (Boca Raton Community Hospital
  Project) / (First Union National
  Bank LOC)
   3.50%, 07/07/98                          15,000       15,000
Palm Beach County, Florida Health
  Facilities Authority Revenue
  Refunding Bonds (Joseph L. Morse
  Geriatric Center) / (Sun Bank LOC)
   3.55%, 07/07/98                          12,155       12,155
Pasco County, Florida COP /
  (AMBAC Insurance & Landesbank SBPA)
   3.55%, 07/07/98                          55,370       55,370
Plant City, Florida Hospital RB
  (Southern Florida Baptist Hospital
  Project) / (Barnett Bank NA LOC)
   3.60%, 07/07/98                           8,600        8,600
Polk County, Florida IDA RB (Pavermodule
  Inc. Project) / (Suntrust Bank South
  Florida NA LOC)
   3.70%, 07/07/98                           1,510        1,510
SouthEast Volusia, Florida Hospital
  District RB (Bert Fish Medical Center
  Project) Series 1995 / (Southtrust
  Bank NA LOC)
   3.55%, 07/07/98                          11,305       11,305
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf
  Course) Series B / (Suntrust Bank
  Miami NA LOC)
   3.60%, 07/07/98                           2,000        2,000
Suwannee County, Florida Health
  Facilities Authority RB (Shands
  Teaching Hospital Clinic Project)
  Series 1996 / (MBIA Insurance &
  Suntrust Bank Central Florida LOC)
   3.50%, 07/07/98                           4,500        4,500

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Tallahassee-Leon County, Florida Civic
  Center Authority Capital Improvement
  RB Series A / (Suntrust Bank
  Central Florida NA LOC)
   3.60%, 07/07/98                         $ 6,000     $  6,000
Tampa, Florida Health Care Facilities
  RB (Lifelink Foundation Inc.,
  Project) / (Suntrust Bank Atlanta
  LOC)
   3.60%, 07/07/98                           5,500        5,500
Tampa, Florida Occupational License
  Tax RB Series 1996A / (FGIC Insurance)
   3.50%, 07/07/98                          10,600       10,600
                                                       --------
                                                        347,980
                                                       --------
GEORGIA -- 3.7%
Athens-Clarke Jackson Morgan Counties,
  Georgia IDRB (Mayfield Dairy) /
  (Wachovia Bank LOC)
   3.65%, 07/07/98                           6,850        6,850
Bartow County Georgia IDRB (Bartow
  Paving Co. Project) / (Wachovia
  Bank NA LOC)
   3.65%, 07/07/98                           3,000        3,000
Bartow County, Georgia IDRB (Matthew
  Contracting Project) / (NationsBank
  NA LOC)
   3.70%, 07/07/98                           5,600        5,600
Cherokee County, Georgia IDRB
  (Universal Alloy) / (Wachovia Bank LOC)
   3.65%, 07/07/98                           5,500        5,500
Cobb County, Georgia HFA M/F Housing RB
  (Walton Green Project) / (Wachovia Bank
   NA LOC)
    3.65%, 07/07/98                          3,500        3,500
Cobb County, Georgia HFA M/F Housing
  RB (Williamstown Apartment Project) /
  (Wachovia Bank NA LOC)
   3.65%, 07/07/98                           2,000        2,000
Decatur, Georgia IDRB (Alabama Farmers
  Corp.) / (NationsBank NA LOC)
   3.75%, 07/07/98                           2,900        2,900
Dekalb County, Georgia Development
  Authority IDRB (Park North Business
  Center Project) / (Wachovia Bank LOC)
   3.55%, 07/07/98                           5,140        5,140


                                             Par         Value
                                           -------     --------
Dekalb County, Georgia Development
  Authority IDRB (Siemens Energy, Inc.
  Project) / (Siemens AG Guaranty LOC)
   3.60%, 07/07/98                         $ 3,750     $  3,750
Dekalb County, Georgia Development
  Authority IDRB (Truman Properties Ltd.
  Liability Corp. Project) / (Wachovia
  Bank LOC)
   3.65%, 07/07/98                           3,000        3,000
Dekalb County, Georgia Development
  Authority RB (Arbor Montessori
  School Project) / (Suntrust Bank
  Atlanta LOC)
   3.60%, 07/07/98                           1,100        1,100
Dekalb County, Georgia HFA M/F Housing RB
  (Wood Hills Apartment Project) /
  (Bank of Montreal LOC)
   3.60%, 07/07/98                           5,250        5,250
Douglas County, Georgia Authority
  Industrial Development Revenue
  Refunding Bonds (Mima Inc. Project) /
  (Wachovia Bank LOC)
   3.65%, 07/07/98                           4,300        4,300
Douglas County, Georgia IDA RB
  (Blue Circle Project) / (Den Danske
  Bank LOC)
   3.70%, 07/07/98                           3,800        3,800
Fayette County, Georgia IDRB
  (Norman W. Paschell Co. Project) /
  (Suntrust Bank Atlanta LOC)
   3.65%, 07/07/98                           1,200        1,200
Fulton County, Georgia Development
  Authority RB (Atlanta International
  School Project) / (Suntrust Bank
  Atlanta LOC)
   3.60%, 07/07/98                           3,000        3,000
Fulton County, Georgia Development
  Authority RB (Woodruff Arts Center
  Project) / (Wachovia Bank LOC)
   3.55%, 07/07/98                          10,000       10,000
Georgia Municipal Gas Authority RB
  (Gas Portfolio II Project) Series B
   3.40%, 07/07/98                           2,000        2,000
Gwinnett County, Georgia HFA M/F
  Housing RB / (Suntrust Bank Atlanta LOC)
   3.60%, 07/07/98                           5,000        5,000

                                             Par         Value
                                           -------     --------
Hart County, Georgia Industrial Building
  Authority RB (Dundee  Mills Project) /
  (Suntrust Bank Atlanta LOC)
   3.70%, 07/07/98                         $ 1,800     $  1,800
Jefferson County, Georgia Development
  Authority IDRB (Grove River Mills
  Project) Series 1997 / (Wachovia
  Bank LOC)
   3.65%, 07/07/98                           3,500        3,500
Lafayette, Georgia Development
  Authority RB (Dixie Group Project) /
  (Suntrust Bank Atlanta LOC)
   3.70%, 07/07/98                           2,000        2,000
Laurens County, Georgia Development
  Authority Solid Waste Disposal RB
  (Southeast Paper Manufacturing
  Co. Project) / (Wachovia Bank LOC)
   3.65%, 07/07/98                          51,000       51,000
Richmond County, Georgia IDA RB
  (BOK Group Project) / (Wachovia
  Bank LOC)
   3.55%, 07/07/98                           5,000        5,000
Roswell, Georgia HFA M/F Housing RB
  (Gables Realty Wood Crossing Project) /
  (Wachovia Bank LOC)
   3.55%, 07/07/98                          11,650       11,650
Savannah, Georgia Economic Development
  Authority RB (Georgia Kaolin Inc.) /
  (NationsBank LOC)
   3.70%, 07/07/98                          11,000       11,000
Savannah, Georgia Economic Development
  Authority RB (Home Depot Project)
  Series 1995B / (Trust Co. Bank LOC)
   3.65%, 07/07/98                           5,000        5,000
Savannah, Georgia HFA M/F Housing RB
  (Chatham Gardens Project) Series 1997 /
  (Sun Trust Bank Atlanta LOC)
   3.70%, 07/07/98                           2,995        2,995
Smyrna, Georgia HFA M/F Housing RB
  (Walton Park LP) / (Wachovia Bank LOC)
   3.65%, 07/07/98                           8,000        8,000
Smyrna, Georgia HFA M/F Housing RB
  (Walton Park Phase 2 Project) /
  (Wachovia Bank LOC)
   3.65%, 07/07/98                          13,500       13,500

                                             Par         Value
                                           -------     --------
Sugar Hill, Georgia HFA M/F Housing
  RB (Level Creek Apartments Project) /
  (Amsouth Bank of Alabama LOC)
   3.75%, 07/07/98                         $12,790     $ 12,790
Summerville, Georgia Development
  Authority RB (Image Industry Project)
  Series 1997 / (First Union National
  Bank LOC)
   3.70%, 07/07/98                           9,000        9,000
Villa Rica, Georgia IDRB (Lowes Home
  Centers, Inc. Project) / (Wachovia
  Bank LOC)
   3.55%, 07/07/98                             500          500
Winder-Barrow, Georgia Industrial
  Building Authority, Georgia IDRB
  (The Concrete Co.)
   3.80%, 07/07/98                           4,800        4,800
Worth County, Georgia IDA Revenue
  Refunding Bonds (Seabrook Project)
  Series 1996B / (Sun Bank LOC)
   3.70%, 07/07/98                           1,400        1,400
                                                       --------
                                                        220,825
                                                       --------
HAWAII -- 0.5%
Hawaii Department of Budget & Finance
  Special Purpose Mortgage RB (Adventist
  Health System West) / (Union Bank
  of California LOC)
   3.50%, 07/07/98                           7,600        7,600
Hawaii Student Loan RB (Secondary Market
  Services Corp.) Series 1995-II /
  (National Westminster Bank PLC LOC)
   3.50%, 07/07/98                           8,100        8,100
Honolulu, Hawaii City & County M/F
  Housing RB (HaleKua Gardens Project)
  Series A (Bank of Tokyo-Mitsubishi
  Ltd. LOC)
   4.20%, 07/07/98                           4,984        4,984
Honolulu, Hawaii City & County M/F
  Housing RB (Iolani Regents Project)
  Series 1990A / (Bank of Hawaii LOC)
   3.75%, 07/07/98               9,050        9,050
                                                       --------
                                                         29,734
                                                       --------

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
IDAHO -- 0.4%
Idaho HFA Housing RB (Assisted Living
  Concepts Project) / (U.S. Bank NA LOC)
   3.65%, 07/07/98                         $ 1,875     $  1,875
Idaho Student Loan RB Series A / (First
  Security Bank of Utah NA LOC)
   3.80%, 07/07/98                          19,200       19,200
                                                       --------
                                                         21,075
                                                       --------
ILLINOIS -- 6.7%
Aurora, Kane, & Dupage Counties,
  Illinois IDRB (North American Plastics
  Corp. Project) / (First of
  America Bank Illinois NA LOC)
   3.70%, 07/07/98                           5,400        5,400
Bartlett, Illinois M/F Housing RB
  (Bartlett Square Apartments) Series
  1995A / (LaSalle National Bank LOC)
   3.60%, 07/07/98                           2,100        2,100
Batavia, Illinois Development RB
  (American Industrial Technologies) /
  (Northern Trust LOC)
   3.80%, 07/07/98                           2,200        2,200
Carol Stream, Illinois M/F Housing
  Revenue Refunding Bonds (St. Charles
  Square Project) / (FNMA LOC)
   3.65%, 07/07/98                           4,415        4,415
Centralia, Illinois IDA RB (Consolidated
  Foods Corp. Hollywood Brands, Inc.
  Project) / (Wachovia Bank LOC)
   3.55%, 07/07/98                           4,500        4,500
Chicago, Illinois IDRB (Morse Automotive)
  Series 1995 / (American National Bank
  & Trust Co. LOC)
   3.75%, 07/07/98                           2,600        2,600
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport Second
  Lien) Series B1 / (Bayerische Landesbank
  Girozentrale LOC)
   3.65%, 07/07/98                          25,600       25,600
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport
  Second Lien) Series B2 / (Bayerische
  Landesbank Girozentrale LOC)
   3.65%, 07/07/98                           9,400        9,400


                                             Par         Value
                                           -------     --------
Chicago, Illinois O'Hare International
  Airport Special Facility RB / (Societe
  Generale LOC)
   3.65%, 07/07/98                         $25,300     $ 25,300
East Dundee, Kane and Cook Counties,
  Illinois IDRB (Otto Engine Project) /
  (Lasalle National Bank LOC)
   3.70%, 07/07/98                           2,500        2,500
Elmhurst, Illinois IDRB (ELM Machining
  Corp. Project) / (American National
  Bank & Trust Co. LOC)
   3.80%, 07/07/98                           3,500        3,500
Hampshire, Illinois IDRB (Poli-Film
  America Project) Series 1998A /
  (Bank of America NT & SA LOC)
   3.60%, 07/07/98                             615          615
Illinois Development Authority IDRB
  (Camcraft Inc. Project) / (American
  National Bank & Trust Co. LOC)
   3.75%, 07/07/98                           2,600        2,600
Illinois Development Authority RB
  (Cloverhill Pastry) / (American
  National Bank & Trust Co. LOC)
   3.75%, 07/07/98                           5,970        5,970
Illinois Development Finance Authority
  Hospital RB (Palos Community Hospital)
  Series 1994-1 / (Credit Suisse SBPA)
   3.50%, 07/07/98                          33,700       33,700
Illinois Development Finance Authority
  Hospital RB (Palos Community Hospital)
  Series 1994-2 / (Credit Suisse SBPA)
   3.50%, 07/07/98                          13,900       13,900
Illinois Development Finance Authority
  IDRB (Catholic Charities) / (Allied
  Irish Bank PLC LOC)
   3.55%, 07/07/98                           2,655        2,655
Illinois Development Finance Authority
  IDRB (Chicago Corrugated Box Company)
  Series 6 / (American National Bank &
  Trust Co. LOC)
   3.80%, 07/07/98                           1,150        1,150
Illinois Development Finance Authority
 IDRB (Knead Dough Baking Co.) / (Bank
 of America LOC)
   3.55%, 07/07/98                           7,295        7,295

                                             Par         Value
                                           -------     --------
Illinois Development Finance Authority
  IDRB (MCL Inc. Project) / (American
  National Bank & Trust Co. LOC)
   3.80%, 07/07/98                         $ 2,050     $  2,050
Illinois Development Finance Authority
  IDRB (Molding Project) / (Northern
  Trust LOC)
   3.70%, 07/07/98                           1,950        1,950
Illinois Development Finance Authority
  IDRB (Perkin Paperboard Co. LP)
  Series 1994 / (Northern Trust LOC)
   3.70%, 07/07/98                           5,500        5,500
Illinois Development Finance Authority
 IDRB (Presbyterian Home Lake) Series
  1996A / (LaSalle National Bank LOC)
   3.55%, 07/07/98                          48,400       48,400
Illinois Development Finance Authority
  IDRB (Radiological Society Project)
  Series 1997 / (American National Bank
  & Trust Co. LOC)
   3.60%, 07/07/98                           4,900        4,900
Illinois Development Finance Authority
  IDRB (River Graphics Corp. Project)
  Series 1996 / (American National
  Bank & Trust Co. LOC)
   3.80%, 07/07/98                           3,200        3,200
Illinois Development Finance Authority
  IDRB (SMF Inc. Project) Series A /
  (First of America LOC)
   3.70%, 07/07/98                           2,170        2,170
Illinois Development Finance Authority
  RB (Catholic Charities Housing Project)
  Series 1993A / (Allied Irish Banks
  PLC LOC)
   3.60%, 07/07/98                          10,060       10,060
Illinois Development Finance Authority
  RB (Chicago Academy of Science
  Project) / (American National
  Bank & Trust Co. LOC)
   3.55%, 07/07/98                           4,715        4,715
Illinois Development Finance Authority
  RB (Korex Corp. Project) / (Lasalle
  National Bank LOC)
   3.70%, 07/07/98                           4,000        4,000


                                             Par         Value
                                           -------     --------
Illinois Development Finance Authority
  RB (Profile Plastics Project)
  Series 1994 / (American National Bank
  & Trust Co. LOC)
   3.75%, 07/07/98                         $ 2,665     $  2,665
Illinois Development Finance Authority
  RB (St. Ignatius College Prep
  Project) / (Northern Trust LOC)
   3.55%, 07/07/98                           2,200        2,200
Illinois Development Finance Authority
  RB (Variable Rest Haven Illiana
  Christian) / (FHLB LOC)
   4.05%, 07/07/98                          10,030       10,030
Illinois Development Finance Authority
  RB (Village Oak Park Residence) /
  (First Star Bank NA LOC)
   3.65%, 07/07/98                           2,165        2,165
Illinois Development Finance Authority
  Residential Rental RB (F.C. Harris
  Pavillion Project) Series 1994 /
  (FNMA Collateral Agreement)
   3.50%, 07/07/98                          27,510       27,510
Illinois Development Finance Authority
  Residential Rental RB (River Oak
  Project) / (Swiss Bank LOC)
   3.65%, 07/07/98                          22,000       22,000
Illinois Development Finance Authority
  Revenue Refunding Bonds (Rich Products
  Corp. Project) / (Suntrust Bank
  Atlanta LOC)
   3.70%, 07/07/98                           1,525        1,525
Illinois Educational Facility Authority
  RB (Chicago Historical Society) /
  (Northern Trust LOC)
   3.50%, 07/07/98                           8,200        8,200
Illinois Educational Facility Authority
  RB (Chicago Zoological Society
  Brookfield Zoo) Series B / (Chemical
  Bank LOC)
   3.55%, 07/07/98                           2,600        2,600
Illinois Health Facility Authority RB
  (Bensenville Home Society Project)
  Series 1989A / (American National
  Bank & Trust Co. LOC)
   3.50%, 07/07/98                           2,350        2,350

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Illinois Health Facility Authority RB
  (Ingalls Memorial Hospital) Series
  1985C / (Lasalle National Bank LOC)
   3.60%, 07/07/98                         $ 1,100     $  1,100
Illinois Health Facility Authority RB
  (Washington & Jane Smith Home)
  Series 1991 / (Comerica Bank LOC)
   3.55%, 07/07/98                           2,800        2,800
Illinois HFA M/F Housing RB (Camelot
  Project) Series 1997 / (FNB of
  Chicago SPA & MBIA Insurance)
   3.65%, 07/07/98                          14,170       14,170
Illinois Student Assistance Commission
  Student Loan RB Series 1996A /
  (Bank of America LOC)
   3.65%, 07/07/98                           8,400        8,400
Lombard, Illinois Industrial Development
  Revenue Refunding Bonds/(B & H
  Partnership Project) / (Comerica
  Bank LOC)
   3.85%, 07/07/98                           1,850        1,850
McHenry County, Illinois IDA Revenue
  Refunding Bonds (Dean Foods Co.
  Project) / (Wachovia Bank LOC)
   3.55%, 07/07/98                           2,675        2,675
New Lenox, Illinois IDRB (Panduit Corp.
  Project) / (Commerzbank AG LOC)
   3.60%, 07/07/98                           4,400        4,400
Richton Park, Illinois IDRB (Avatar Corp.
  Project) / (American National Bank &
  Trust Co. LOC)
   3.70%, 07/07/98                           2,000        2,000
Rockford, Illinois IDRB (Industrial
  Welding Supply, Inc. Project) /
  (American National Bank & Trust
  Co. LOC)
   3.80%, 07/07/98                           2,000        2,000
Rockford, Illinois IDRB (Ring Can Corp.
  Project) / (Suntrust Bank Nashville
  NA LOC)
   3.75%, 07/07/98                           2,000        2,000
Tinley Park, Illinois IDA RB (Beverly
  Manufacturing Co. Project)
  Series 1997A / (NationsBank NA
  South LOC)
   3.70%, 07/02/98                           2,640        2,640


                                             Par         Value
                                           -------     --------
Tremont, Illinois IDRB (Hanna Steel
  Project) / (NationsBank NA LOC)
   4.00%, 07/07/98                         $ 9,500     $  9,500
Upper Illinois River Valley Development
  Authority Bonds (Exolon Esk Co.
  Project) Series A / (Chemical Bank LOC)
   3.70%, 07/07/98                           4,405        4,405
Wheeling, Illinois Manufacturing
  Revenue Refunding Bonds (Woodland
  Creek II Housing Project) Series
  1990 / (FSA Insurance)
   3.60%, 07/07/98                          17,655       17,655
Woodstock, Illinois M/F Housing RB
  (Prairie Trail) Series 1996A /
  (LaSalle National Bank LOC)
   3.70%, 07/07/98                           3,425        3,425
Woodstock, Illinois M/F Housing RB
  (Prairie View Ltd.) / (American
  National Bank & Trust Co. LOC)
   3.70%, 07/07/98                           2,035        2,035
Yorkville, Illinois IDRB (F.E. Wheaton
  & Co. Inc. Project) Series 1996 /
  (American National Bank & Trust Co. LOC)
   3.80%, 07/07/98                           1,600        1,600
                                                       --------
                                                        406,245
                                                       --------
INDIANA -- 1.0%
Crawfordsville, Indiana IDRB (National
  Service Industries, Inc. Project) /
  (Wachovia Bank LOC)
   3.55%, 07/07/98                           4,000        4,000
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Miller Partners Home
  Improvement Project) Series 1996A /
  (Royal Bank of Scotland PLC LOC)
   3.60%, 07/07/98                          10,540       10,540
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Tinplate Partnership Project )
  Series 1997A / (LaSalle National
  Bank LOC)
   3.65%, 07/07/98                           3,500        3,500
Hammond, Indiana Economic Development
  RB (Lear Seating Corp. Project)
  Series 1994 / (Chemical Bank LOC)
   4.05%, 07/07/98                           9,200        9,200

                                             Par         Value
                                           -------     --------
Indiana Secondary Market Educational
  Loans Inc. Student Loan RB Series B /
  (AMBAC Insurance & SLMA LOC)
   3.50%, 07/07/98                         $27,000     $ 27,000
Indianapolis, Indiana Economic
  Development Authority RB (Herff-Jones,
  Inc. Project) / (Wachovia Bank LOC)
   3.70%, 07/07/98                           4,100        4,100
St. Joseph College, Indiana Economic
  Development RB Series 1997B / (FHLB LOC)
   3.65%, 07/07/98                           3,675        3,675
                                                       --------
                                                         62,015
                                                       --------
IOWA -- 0.5%
Iowa Student Loan Liquidity Corp. Student
  Loan RB Series B / (AMBAC Insurance
  & Norwest Bank NA LOC)
   3.55%, 07/07/98                          28,000       28,000
                                                       --------
KANSAS -- 0.2%
Kansas City, Kansas IDRB (Owen Industries,
  Inc. Project) Series 1987 / (Mellon
  Bank LOC)
   3.75%, 07/07/98                             600          600
Kansas State HFA M/F Housing RB (First
  Kansas State Partnership) Series
  1995A / (Boatmen's First National Bank
  of Kansas City LOC)
   3.90%, 07/07/98                           2,000        2,000
Kansas State HFA M/F Housing RB (First
  Kansas State Partnership) Series
  1995C2 / (Boatmen's First National
  Bank of Kansas City LOC)
   3.90%, 07/07/98                             650          650
Olathe, Kansas IDRB (Garmin
  International Inc. Project) Series
  1995 / (Boatmen's First National Bank
  of Kansas City LOC)
   3.90%, 07/07/98                           1,700        1,700
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Cessna Service
  Center Project) / (Westdeutsche
  Landesbank LOC)
   3.80%, 07/07/98                           4,985        4,985


                                             Par         Value
                                           -------     --------
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Flightsafety
  International, Inc.) / (Wachovia Bank LOC)
   3.65%, 07/07/98                         $ 3,000     $  3,000
                                                       --------
                                                         12,935
                                                       --------
KENTUCKY -- 1.4%
Elizabethtown, Kentucky IDRB (Aztec
  Project) / (Wachovia Bank NA LOC)
   3.65%, 07/07/98                           3,000        3,000
Henderson County, Kentucky Solid Waste
  Disposal RB (Hudson Foods, Inc.
  Project) / (Rabobank Nederland N.V. LOC)
   3.60%, 07/07/98                          10,300       10,300
Jefferson County, Kentucky Sports
  Stadium Revenue Adjusting Bonds
  (University of Louisville Athletic
  Department) / (Bank One Kentucky NA LOC)
   3.60%, 07/07/98                          10,000       10,000
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1991E / (AMBAC Insurance
  & Credit Suisse LOC)
   3.45%, 07/07/98                          20,450       20,450
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1996A / (MBIA Insurance
  & Landesbank Hessen-Thuringen
  Girozentrale SPA)
   3.45%, 07/07/98                          14,900       14,900
Lebanon, Kentucky IDRB (Wallace
  Computer Services, Inc.) / (Wachovia
  Bank LOC)
   3.65%, 07/07/98                           5,000        5,000
Murray, Kentucky IDA Revenue Refunding
  Bonds (Dean Foods Co. Project) /
  (Wachovia Bank LOC)
   3.65%, 07/07/98                           6,000        6,000
Owensboro, Kentucky Limited Obligation
  RB (Dart Polymers, Inc. Project)
  Series 1985A / (National Westminster
  Bank PLC LOC)
   4.00%, 07/07/98                           1,900        1,900
Richmond, Kentucky IDRB (Mikron
  Project) / (Bank of America LOC)
   3.75%, 07/07/98                           9,500        9,500

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Wilson County, Kentucky IDB RB (Perma
  Pipe Project) / (Harris Trust &
  Savings Bank LOC)
   3.85%, 07/07/98                          $ 3,150    $  3,150
                                                       --------
                                                         84,200
                                                       --------
LOUISIANA -- 0.6%
Lafayette Parish, Louisiana IDRB (Westwood
  Village Project) / (Texas Commerce
  Bank NA LOC)
   3.60%, 07/07/98                           1,800        1,800
Louisiana Public Facilities Authority
  Hospital RB (Willis-Knighton Medical
  Center Project) Series 1993 /
  (AMBAC Insurance & Credit Local de
  France SPA)
   3.50%, 07/07/98                          12,370       12,370
Louisiana State Public Facilities
  Authority Hospital RB (Willis-
  Knighton Medical Center Project /
  (AMBAC Insurance & Credit Local de
  France SPA)
   3.50%, 07/07/98                           8,000        8,000
New Orleans, Louisiana Aviation Board
  RB (Passenger Facility Charge
  Projects) / (Banque Paribas & Canadian
  Imperial Bank of Commerce LOC)
   4.25%, 07/07/98                           5,100        5,100
Parish of Desota, Louisiana Pollution
  Control RB (Central Louisiana Electric
  Company Project) / (West Deutsche
  Landesbank LOC)
   3.35%, 07/07/98                             400          400
South Louisianna, Port Commission RB
  (Holnam Project) / (ABN-Amro Bank
  N.V. LOC)
   3.65%, 07/07/98                           7,500        7,500
                                                       --------
                                                         35,170
                                                       --------
MAINE -- 1.4%
Maine Education Loan Marketing Corp.
  Student Loan RB Series 1997A1 /
  (AMBAC Insurance)
   3.55%, 07/07/98                          37,500       37,500
Maine Education Loan Marketing Corp.
  Student Loan RB Series 1997A2 /
  (AMBAC Insurance)
   3.55%, 07/01/98                          15,500       15,500


                                             Par         Value
                                           -------     --------
Maine Regional Waste System Solid Waste
  Recovery RB Series 1990K /
  (Midland Bank LOC)
   3.65%, 07/07/98                         $17,550     $ 17,550
Maine Regional Waste System Solid Waste
  Recovery RB Series 1993M / (Midland
  Bank LOC)
   3.65%, 07/07/98                           4,075        4,075
Maine Regional Waste System Solid Waste
  Recovery RB Series 1995O / (Midland
  Bank LOC)
   3.65%, 07/07/98                           5,000        5,000
Maine State HFA M/F Housing RB (Park
  Village Apartments Project) /
  (General Electric Capital Corp. LOC)
   3.55%, 07/07/98                           6,000        6,000
                                                       --------
                                                         85,625
                                                       --------
MARYLAND -- 0.6%
Howard County, Maryland M/F Housing RB
  (Avalon Meadows Project) / (FNMA LOC)
   3.35%, 07/07/98                           4,900        4,900
Maryland State Economic Development Corp.
  IDRB (Dixon Valve Project) / (CoreStates
  Bank NA LOC)
   3.80%, 07/07/98                           4,000        4,000
Maryland State Health & Higher Education
  Facility Authority Pooled RB (Kennedy
  Krieger Project) Series 1993D /
  (First National Bank Maryland LOC)
   3.65%, 07/07/98                           2,000        2,000
Maryland State Health & Higher Education
  Facility Authority Pooled RB (Pooled
  Loan Program) Series 1985A /
  (FNB Chicago LOC)
   3.50%, 07/07/98                           9,700        9,700
Montgomery County, Maryland Housing
  Opportunity Commission RB (Draper
  Lane Project) Series 1991I / (FGIC
  Insurance & Barclays Bank PLC SPA)
   3.65%, 07/07/98                          16,600       16,600
                                                       --------
                                                         37,200
                                                       --------

                                             Par         Value
                                           -------     --------
MASSACHUSETTS -- 0.0%
Massachusetts State Industrial Finance
  Agency Resource Recovery Authority RB
  (Ogden Haverhill Project) Series 1992A /
  (Union Bank of Switzerland LOC)
   3.40%, 07/07/98                         $   500     $    500
                                                       --------
MICHIGAN -- 1.3%
Michigan Higher Education Student
  Loan RB Series XII
   3.55%, 07/07/98                           5,000        5,000
Michigan State Hospital Finance Authority
  RB (Martin Luther Memorial Home Inc.
  Project) / (Bank One Indiana NA LOC)
   4.05%, 07/07/98                           8,520        8,520
Michigan State Strategic Fund Ltd.
  Obligation RB (Autocam Corp. Project) /
  (Comerica Bank LOC)
   3.70%, 07/07/98                           2,500        2,500
Michigan State Strategic Fund Ltd.
  Obligation RB (Dean Foods Co. Project) /
  (Wachovia Bank LOC)
   3.65%, 07/07/98                           3,500        3,500
Michigan State Strategic Fund Ltd.
  Obligation RB (EPI Printers Inc.
  Project) / (Comerica Bank LOC)
   3.70%, 07/07/98                           5,200        5,200
Michigan State Strategic Fund Ltd.
  Obligation RB (John Widdicomb Co.
  Project) / (Michigan National
  Bank LOC)
   3.70%, 07/07/98                           2,735        2,735
Michigan State Strategic Fund Ltd.
  Obligation RB (Manufacturer's Project)
  Series 1991 / (Comerica Bank LOC)
   3.70%, 07/07/98                           1,885        1,885
Michigan State Strategic Fund Ltd.
  Obligation RB Series 1998 / (Comerica
  Bank LOC)
   3.70%, 07/07/98                           4,600        4,600
Michigan State Strategic Fund Ltd.
  Obligation RB Series B / (Comerica
  Bank LOC)
   4.00%, 07/07/98                           2,000        2,000


                                             Par         Value
                                           -------     --------
Wayne Charter County, Michigan Airport
  RB (Detroit Metropolitan County Project)
  Series 1996A / (Bayerische Landesbank
  Girozentrale LOC)
   3.60%, 07/07/98                         $ 6,500     $  6,500
Wayne Charter County, Michigan Airport
  RB (Detroit Metropolitan County Project)
  Series B / (Bayerische Landesbank
  Girozentrale LOC)
   3.50%, 07/07/98                          31,810       31,810
                                                       --------
                                                         74,250
                                                       --------
MINNESOTA -- 0.5%
Bloomington, Minnesota Port Authority
  Special Tax RB (Mall of America Project)
  Series 1996B / (FSA Insurance & Credit
  Local de France SBPA)
   3.60%, 07/07/98                           6,200        6,200
Bloomington, Minnesota Port Authority
  Tax Increment Revenue Refunding Bonds
  (Mall of America Project) Series 1995A /
  (Credit Local de France SBPA &
  FSA Insurance)
   3.60%, 07/07/98                           6,000        6,000
Hennepin County, Minnesota Unlimited
  GO Series 1995C
   3.55%, 07/07/98                           2,400        2,400
Hennepin County, Minnesota Unlimited
  GO Series 1996C
   3.70%, 07/07/98                           5,350        5,350
Minnesota Agriculture & Economic
  Development RB (Evangelical Lutheran
  Project) / (Rabobank Nederland N.V. LOC)
   3.60%, 07/07/98                           5,500        5,500
Minnesota State Higher Education
  Facilities Authority RB (University
  of St. Thomas Project) / (Allied Irish
  Banks PLC LOC)
   3.55%, 07/07/98                           4,500        4,500
                                                       --------
                                                         29,950
                                                       --------
MISSISSIPPI -- 0.2%
Canton, Mississippi IDRB (McCarty Farms
  Inc. Project) / (Suntrust Bank
  Atlanta LOC)
   3.70%, 07/07/98                           2,000        2,000

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Jackson County, Mississippi Pollution
  Control RB (Chevron Project)
   3.75%, 07/01/98                         $ 2,200     $  2,200
Mississippi Business Financial Corp.
  IDRB (Omega Motion Project) Series
  1996 / (Wachovia Bank LOC)
   3.65%, 07/07/98                           6,800        6,800
                                                       --------
                                                         11,000
                                                       --------
MISSOURI -- 0.7%
Missouri Higher Education Loan Authority
  Student Loan RB Series 1988A / (National
  Westminster Bank PLC LOC)
   3.50%, 07/07/98                          19,900       19,900
Missouri State Development Finance
  Board IDRB (H.R. Williams Mill Supply
  Project) Series 1995 / (Union Bank of
  Switzerland LOC)
   3.65%, 07/07/98                           3,100        3,100
Missouri State Development Finance
  Board IDRB (Milbank Manufacturing Co.
  Project) / (Boatmen's First
  National Bank of Kansas City LOC)
   3.90%, 07/07/98                           3,000        3,000
St. Charles, Missouri IDA RB (Land
  Development Co. Project) / (Commerce
  Bank of St. Louis LOC)
   3.90%, 07/07/98                           3,550        3,550
St. Clair, Missouri IDA RB (Private
  Dynaquip) / (NationsBank NA LOC)
   3.60%, 07/02/98                           2,300        2,300
St. Joseph, Missouri IDRB (Altec
  Industries Inc. Project) / (Wachovia
  Bank LOC)
   3.65%, 07/07/98                           4,000        4,000
St. Louis, Missouri IDA RB (Kessler
  Container Project) / (NationsBank
  NA LOC)
   3.70%, 07/02/98                           2,500        2,500
Washington, Missouri IDA RB (Pauwels
  Transformer Project) / (Societe
  Generale LOC)
   3.90%, 07/07/98                           3,700        3,700
                                                       --------
                                                         42,050
                                                       --------


                                             Par         Value
                                           -------     --------
MONTANA -- 0.0%
Montana State Health Facility Authority
  RB (Health Care Pooled Loan Program
  Project) Series 1985A / (FGIC Insurance
  & Norwest Bank of Minnesota NA LOC)
   3.50%, 07/07/98                         $ 1,500     $  1,500
                                                       --------
NEBRASKA -- 0.7%
Dodge County, Nebraska IDRB (Oilgear
  Project) / (Marshall & Ilsley Bank LOC)
   3.70%, 07/07/98                           2,000        2,000
Nebraska Higher Education Loan Program
  RB (Nebhelp Inc. Student Loan Project)
  Series 1988C / (SLMA LOC)
   3.65%, 07/01/98                          31,150       31,150
Stanton County, Nebraska IDRB
  (Nucor Corp. Project) Series 1996
   3.65%, 07/07/98                          10,500       10,500
                                                       --------
                                                         43,650
                                                       --------
NEVADA -- 0.1%
Clark County, Nevada Airport Improvement
  RB (System Subordinate Lien) Series
  1995A2 / (Union Bank of Switzerland
  LOC)
   3.65%, 07/07/98                           1,330        1,330
Nevada Housing Division M/F Housing RB
  Series 1989A / (FNMA LOC)
   3.45%, 07/07/98                           5,800        5,800
                                                       --------
                                                          7,130
                                                       --------
NEW HAMPSHIRE -- 0.1%
New Hampshire Health Facilities Authority
  RB (VHA New England) / (AMBAC Insurance)
   3.60%, 07/07/98                           1,000        1,000
New Hampshire State HFA M/F Housing RB
  (Fairways PJ-1) / (General Electric
  Corp. LOC)
   3.65%, 07/07/98                           7,000        7,000
                                                       --------
                                                          8,000
                                                       --------

                                             Par         Value
                                           -------     --------
NEW JERSEY -- 0.6%
Essex County Public Improvement Authority
  RB (County Asset Sale Project) Series
  1995 / (Morgan Guaranty Trust Co. -
  New York LOC & AMBAC Insurance)
   3.45%, 07/07/98                         $ 5,550     $  5,550
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.) / (AMBAC
  Insurance & Bank of New York LOC)
   3.50%, 07/07/98                           1,400        1,400
New Jersey Economic Development Authority
  Natural Gas Facilities RB (New Jersey
  Natural Gas Co.) Series 1998B /
  (Bank of New York LOC & AMBAC Insurance)
   3.35%, 07/07/98                           1,500        1,500
New Jersey Economic Development Authority
  Natural Gas Facilities RB (New Jersey
  Natural Gas Co.) Series 1998C / (Bank
  of New York LOC & AMBAC Insurance)
   3.35%, 07/07/98                           1,000        1,000
New Jersey Economic Development Authority
  Natural Gas Facilitites RB (Nui Corp.
  Project) / (AMBAC Insurance & Bank of
  New York LOC)
   3.75%, 07/01/98                           2,000        2,000
New Jersey Economic Development Authority
  RB (Job Haines Home Project) /
  (PNC Bank LOC)
   3.10%, 07/07/98                           1,300        1,300
New Jersey Economic Development Authority
  RB (Public Service Electric & Gas
  Company Project) Series 1995A (Swiss
  Bank LOC)
   3.15%, 07/07/98                           4,100        4,100
New Jersey Economic Development Authority
  RB (Toys R Us Inc. Project) Series
  1984 / Chase Manhattan Bank LOC)
   3.60%, 07/07/98                           3,000        3,000
New Jersey Economic Development Authority
  Thermal Energy Facilities RB (Thermal
  Energy Ltd. Partnership I Project)
  Series 1997 / (First National Bank of
  Chicago LOC)
   3.45%, 07/07/98                          10,050       10,050


                                             Par         Value
                                           -------     --------
New Jersey Health Care Facility Financing
  Authority Revenue Refunding Bonds
  (Christian Health Project) Series
  1998B / (Valley National Bank LOC)
   3.25%, 07/07/98                         $   800     $    800
New Jersey Sports & Exposition Authority
  RB Series 1992C (Barclays Bank LOC)
   3.15%, 07/07/98                           3,400        3,400
New Jersey State Economic Development
  Authority Revenue Refunding Bonds
  (Stolthaven Project) Series
  1998A / (Citibank LOC)
   4.00%, 07/01/98                             600          600
New Jersey State Turnpike Authority RB
  Series 1991D / (Societe Generale LOC)
   3.30%, 07/07/98                           1,425        1,425
Union City, New Jersey Industrial
  Pollution Control Financing Authority
  RB (Exxon Project)
   3.30%, 07/01/98                             300          300
                                                       --------
                                                         36,425
                                                       --------
NEW MEXICO -- 1.5%
Albuquerque, New Mexico Airport RB
  (Subordinated Lien) Series 1996A /
  (Bayerische Landesbank Girozentrale LOC)
   3.55%, 07/07/98                          11,100       11,100
Albuquerque, New Mexico Gross Receipts
  Tax GO Bonds / (Canadian Imperial
  Bank of Commerce LOC)
   3.55%, 07/07/98                           3,000        3,000
Albuquerque, New Mexico (Karsten
  Project A) / (Bank One Milwaukee LOC)
   3.90%, 07/01/98                           1,550        1,550
Albuquerque, New Mexico (Karsten
  Project B) / (Bank One Milwaukee LOC)
   3.90%, 07/01/98                             780          780
Belen, New Mexico IDRB (Solo Cup, Inc.
  Project) / (Wachovia Bank LOC)
   3.65%, 07/07/98                           3,250        3,250

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Farmington, New Mexico Pollution Control
  Revenue Refunding Bonds (Arizona
  Public Service Company) Series 1994A /
  (Barclays Bank New York LOC)
   3.80%, 07/01/98                         $ 1,200     $  1,200
New Mexico State Highway Commission
  RB (Subordinate Lein) / (FSA Insurance)
   3.55%, 07/07/98                          65,750       65,750
Sandoval County, New Mexico M/F RB
  (Arrowhead Ridge Apartments Project) /
  (Union Bank of California LOC)
   4.50%, 07/07/98                           5,715        5,715
                                                       --------
                                                         92,345
                                                       --------
NEW YORK -- 2.1%
Albany-Dougherty County, New York Hospital
  Authority RB (Phoebe Putney Memorial
  Hospital Project) Series 1996 /
  (AMBAC Insurance)
   3.60%, 07/07/98                          11,400       11,400
Babylon, New York IDA Resource Recovery
  (Ogden Martin Project) Series 1998 /
  (FSA Insurance)
   3.25%, 07/07/98                           1,400        1,400
New York City, New York GO Series 1993
  Subseries A8 / (Morgan Guaranty Trust
  Co. - New York LOC)
   4.00%, 07/01/98                              15           15
New York City, New York GO
  Series B Subseries B-7
   4.00%, 07/01/98                           1,000        1,000
New York City, New York Health &
  Hospitals Health System RB Series 1997A /
  (Morgan Guaranty Trust Co. - New York LOC)
   3.20%, 07/07/98                             100          100
New York City, New York Housing Development
  Corp. Mortgage RB (Parkgate Tower
  Project) / (Citibank LOC)
   3.20%, 07/07/98                           9,470        9,470
New York City, New York IDA Special
  Facility RB (Korean Airlines Co.
  Project) Series 1997B / (Bankers
  Trust LOC)
   3.50%, 07/07/98                           9,100        9,100


                                             Par         Value
                                           -------     --------
New York City, New York IDA Special
 Facility RB (Korean Airlines Co. Project)
  Series 1997C / (Bankers Trust LOC)
   3.60%, 07/07/98                         $ 3,700     $  3,700
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A / (FNMA LOC)
   3.25%, 07/07/98                          22,100       22,100
New York City, New York Special Facility
  RB (Korean Airlines Co. Project)
  Series 1997A / (Bankers Trust LOC)
   3.35%, 07/07/98                           6,100        6,100
New York State Energy Research &
  Development Authority Electric
  Facilities Adjustable Rate RB (Long
  Island Lighting Co. Project) Series
  1994A / (Union Bank of Switzerland LOC)
   3.55%, 07/07/98                           4,000        4,000
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds (Orange
  & Rockland Utilities, Inc. Project)
  Series 1994A / (FGIC Insurance &
  Societe Generale LOC)
   3.25%, 07/07/98                             900          900
New York State HFA (Mount Sinai School
  Of Medicine) Series A / (Chase
  Manhattan Bank LOC)
   3.40%, 07/07/98                           5,600        5,600
New York State HFA M/F RB (Tribeca
  Park Housing Project) Series A /
  (Bayerische Landesbank Girozentrale LOC)
   3.30%, 07/07/98                          16,700       16,700
New York State HFA RB (East 84th Street
  Housing) Series 1995A / (Fleet Bank LOC)
   3.30%, 07/07/98                           1,100        1,100
New York State HFA RB (West 50th Street
  Project) Series 1997A / (Fleet Bank LOC)
   3.30%, 07/07/98                          23,700       23,700
New York State Local Government
  Assistance Corp. RB / (Toronto
  Dominion LOC)
   3.15%, 07/07/98                             600          600

                                             Par         Value
                                           -------     --------
New York State Local Government
  Assistance Corp. RB / (Union Bank
  of Switzerland LOC)
   3.20%, 07/07/98                         $ 4,795     $  4,795
New York State Local Government
  Assistance Corp. RB Series 1994B /
  (Kredietbank LOC)
   3.15%, 07/07/98                           4,415        4,415
Triborough Bridge & Tunnel
  Authority / (FGIC Insurance)
   3.20%, 07/07/98                           2,000        2,000
Yonkers, New York IDA Civic Facilities
  RB (Consumers Union Facility Project) /
  (AMBAC Insurance & Credit Local de
  France SBPA)
   3.45%, 07/07/98                             500          500
                                                       --------
                                                        128,695
                                                       --------
NORTH CAROLINA -- 0.6%
Charlotte, North Carolina Airport
  Revenue Refunding Bonds
  Series 1993A / (Commerzbank SPA)
   3.40%, 07/07/98                           7,450        7,450
Forsyth County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Plymouth Printing
  Project) / (CoreStates Bank NA LOC)
   3.75%, 07/07/98                           2,550        2,550
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Camco Manufacturing Project)
  Series 1996 / (Wachovia Bank LOC)
   3.60%, 07/07/98                           2,400        2,400
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Culp Inc. Project) /
  (Wachovia Bank LOC)
   3.60%, 07/07/98                           3,825        3,825
Guilford County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Neal Manufacturing
  Project) / (NationsBank NA LOC)
   3.75%, 07/07/98                           3,000        3,000


                                             Par         Value
                                           -------     --------
Johnston County, North Carolina Industrial
  Facilities & Pollution Control
  Financing Authority RB(Flanders Corp.
  Project) / (Suntrust Bank Tampa Bay LOC)
   3.70%, 07/07/98                         $ 4,500     $  4,500
North Carolina Educational Facilities
  Finance Agency RB (High Point University
  Project) / (Wachovia Bank LOC)
   3.50%, 07/07/98                           4,900        4,900
North Carolina Medical Care Commission
  Hospital RB (Pooled Equipment Financing
  Project) Series 1985 / (Kredietbank LOC)
   3.25%, 07/07/98                           4,250        4,250
Union County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Rock-Tenn Converting
  County Project) Series 1997 / (Suntrust
  Bank LOC)
   3.70%, 07/07/98                           1,750        1,750
                                                       --------
                                                         34,625
                                                       --------
NORTH DAKOTA -- 0.3%
Mercer County, North Dakota National Rural
  Utility Pollution Control RB (Basin
  Electric Power Cooperative Antelope
  Project) Series 1984C / (N.R.U. - C.F.C.
  Guaranty LOC)
   3.65%, 07/07/98                           7,800        7,800
Richland County, North Dakota IDRB
  (Minn-Dak Farmers Co-Op) Series 1986B /
  (Norwest Bank LOC)
   3.90%, 07/07/98                           1,000        1,000
Richland County, North Dakota Solid Waste
  Disposal RB (Minn-Dak Farmers Co-Op)
  Series 1996A / (Norwest Bank LOC)
   3.90%, 07/07/98                          11,000       11,000
                                                       --------
                                                         19,800
                                                       --------

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
OHIO -- 0.7%
Cleveland, Ohio Airport System RB
  Series 1997D / (Toronto Dominion
  Bank LOC)
   3.60%, 07/07/98                         $13,530     $ 13,530
Columbus, Ohio Electric System RB
  Series 1984 / (Union Bank of
  Switzerland LOC)
   3.60%, 07/07/98                           6,380        6,380
Ohio Air Quality Development Authority
  RB (JMG Funding, LP) Series 1994A /
  (Societe Generale LOC)
   3.60%, 07/07/98                           2,900        2,900
Ohio Air Quality Development Authority
  RB (Ltd. Partnership Project)
  Series 1994B / (Societe Generale LOC)
   3.65%, 07/07/98                          14,400       14,400
Ohio HFA M/F Housing RB (Kenwood
  Congregate Retirement Community Project)
  Series 1985 / (Morgan Guaranty Trust
  Co.-New York LOC)
   3.75%, 07/07/98                           2,000        2,000
                                                       --------
                                                         39,210
                                                       --------
OKLAHOMA -- 0.9%
Creek County, Oklahoma Industrial Authority
  Tax-Exempt IDRB (Henry Vogt Mach Project)
  Series 1990 / (Wachovia Bank LOC)
   3.70%, 07/07/98                           2,000        2,000
Garfield County, Oklahoma IDRB (Bank of
  Commerce Group Inc. Project) /
  (Wachovia Bank LOC)
   3.55%, 07/07/98                           7,265        7,265
Muldrow, Oklahoma Public Works Authority
  IDRB (Oklahoma Foods Project) /
  (Rabobank Nederland N.V. LOC)
   4.05%, 07/07/98                           8,000        8,000
Oklahoma Development Finance Authority
  RB (Shawnee Funding Ltd.) / (Bank of
  Nova Scotia LOC)
   3.70%, 07/07/98                           4,000        4,000
Oklahoma State Student Loan Authority
  RB Student Loan Series 1996A /
  (SLMA LOC)
   3.65%, 07/07/98                          20,000       20,000


                                             Par         Value
                                           -------     --------
Oklahoma State Student Loan Authority RB
  Student Loan Series A / (MBIA Insurance
  & SLMA LOC)
   3.65%, 07/07/98                         $15,100     $ 15,100
Tulsa, Oklahoma IDA RB (Thomas & Betts
  Project) Series 1991 / (Wachovia
  Bank LOC)
   3.65%, 07/07/98                             700          700
                                                       --------
                                                         57,065
                                                       --------
OREGON -- 0.8%
Oregon State Economic Development Authority
  RB (Pendleton Flour Mills Project)
  Series 1982 / (Bank of America NT &
  SA LOC)
   3.75%, 07/07/98                           7,500        7,500
Oregon State Economic Development
  Commission Economic & IDRB / (Wachovia
  Bank LOC)
   3.55%, 07/07/98                           4,100        4,100
Oregon State Health Housing Educational
  & Cultural Facilities Authority RB
  (Quatama Crossing Housing Project) /
  (U.S. Bank NA LOC)
   3.55%, 07/07/98                          13,000       13,000
Port of Portland, Oregon IDRB (Schnitzer
  Steel Project) / (Comerica Bank LOC)
   3.20%, 07/07/98                           5,000        5,000
Port of Portland, Oregon Special
  Obligation RB (Portland Bulk Terminals
  Limited Liability Corp. Project) /
  (Canadian Imperial Bank of
  Commerce LOC)
   3.60%, 07/07/98                          18,100       18,100
                                                       --------
                                                         47,700
                                                       --------
PENNSYLVANIA -- 4.8%
Allegheny County, Pennsylvania IDA
  Economic Development RB (Saureisen
  Project) / (Mellon Bank LOC)
   3.80%, 07/07/98                             485          485
Allegheny County, Pennsylvania IDA RB
  (Longwood at Oakmont) / (Dresdner
  Bank LOC)
   4.00%, 07/01/98                             425          425

                                             Par         Value
                                           -------     --------
Bucks County, Pennsylvania IDA (Klearfold
  Project) / (Mellon Bank LOC) 3.80%,
   07/07/98                                $ 2,250     $  2,250
Bucks County, Pennsylvania IDA RB
  (Schuman and Sons Project) / (CoreStates
  Bank NA LOC)
   3.65%, 07/07/98                           3,405        3,405
Bucks County, Pennsylvania St. Mary
  Hospital Authority RB (Catholic
  Healthcare Project) Series 1997B
   3.30%, 07/07/98                           8,205        8,205
Cambria County, Pennsylvania IDA Resource
  Recovery RB (Cambria Cogen Co. Project)
  Series 1989V-2 / (ABN-Amro LOC)
   3.65%, 07/07/98                           3,400        3,400
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault
  Project) / (CoreStates Bank NA LOC)
   3.85%, 07/07/98                           1,100        1,100
Dauphin County, Pennsylvania General
  Authority RB (All Health Pooled
  Financing Program) / (FSA Insurance
  & Credit Suisse LOC)
   3.60%, 07/07/98                           9,270        9,270
Emmaus, Pennsylvania General Authority
  RB Pooled Loan Series 1996 / (FSA
  Insurance & Credit Suisse LOC)
   3.55%, 07/07/98                           8,550        8,550
Montgomery County, Pennsylvania IDA RB
  (Seton Medical Co.) / (First Union
  National Bank LOC)
   3.30%, 07/07/98                           3,100        3,100
Montgomery County, Pennsylvania
  Redevelopment Authority M/F Housing
  Revenue Refunding Bonds
  (Glenmore Assoc. Project)
  Series A / (FNMA LOC)
   3.65%, 07/07/98                           1,345        1,345
Northampton County, Pennsylvania IDA RB
  (Binney & Smith) Series A / (First
  National Bank of Chicago LOC)
   3.80%, 07/07/98                             670          670
Northampton County, Pennsylvania IDA RB
  (Binney & Smith) Series B / (First
  National Bank of Chicago LOC)
   3.80%, 07/07/98                           1,000        1,000


                                             Par         Value
                                           -------     --------
Pennsylvania Economic Development Finance
  Authority Tax Exempt Facility RB
  (National Gypsum Co. Shipping Port
  Project) Series 1997A / (Nationsbank
  LOC)
   3.65%, 07/07/98                         $ 8,400     $  8,400
Pennsylvania Economic Development Finance
  Authority Tax Exempt Facility RB
  (National Gypsum Co.) Series 1997B /
  (Nationsbank LOC)
   3.65%, 07/07/98                          16,715       16,715
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986 / (Swiss Bank LOC)
   3.55%, 07/07/98                          19,975       19,975
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988A /
  (SLMA LOC)
   3.50%, 07/07/98                          15,100       15,100
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988B /
  (SLMA LOC)
   3.50%, 07/07/98                          54,430       54,430
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988C /
  (SLMA LOC)
   3.50%, 07/07/98                          40,215       40,215
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1994A /
  (SLMA LOC)
   3.50%, 07/07/98                          21,000       21,000
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1995A /
  (SLMA LOC)
   3.50%, 07/07/98                           2,000        2,000
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1997A /
  (SLMA LOC)
   3.70%, 07/07/98                          37,625       37,625
Pennsylvania State Higher Education
  Facilities RB (University of
  Pennsylvania Health Services Project)
  Series C / (Credit Suisse First
  Boston LOC )
   3.50%, 07/07/98                          10,000       10,000

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Sayre, Pennsylvania Health Care
  Facilities Authority RB (VHA Capital
  Financing Project) Series 1985F
  (AMBAC Insurance)
   3.50%, 07/07/98                         $ 4,100     $  4,100
Washington County, Pennsylvania Authority
  Lease Revenue Municipal Facilities
  Series B1 / (CoreStates LOC)
   3.75%, 07/07/98                           6,700        6,700
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon Valley
  Crethren) / (CoreStates Bank NA LOC)
   3.70%, 07/07/98                             745          745
York, Pennsylvania General Authority
  Pooled Financing RB Series 1996 / (First
  Union Bank of North Carolina LOC)
   3.60%, 07/07/98                           6,715        6,715
                                                       --------
                                                        286,925
                                                       --------
PUERTO RICO -- 0.0%
Puerto Rico Commonwealth Highway &
  Transportation Authority Highway
  Series 1998A / (AMBAC Insurance
  & Bank of Nova Scotia SPA)
   3.50%, 07/07/98                           2,000        2,000
                                                       --------
RHODE ISLAND -- 0.5%
Rhode Island State Student Loan Authority
  Higher Education Loan RB Series
  1995-1 / (National Westminster Bank
  PLC LOC)
   3.55%, 07/07/98                          12,300       12,300
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1996-2 / (National Westminster
  Bank PLC LOC)
   3.55%, 07/07/98                           5,000        5,000
Rhode Island State Student Loan Authority
  Higher Education Loan RB Series 1996-3 /
  (National Westminster Bank PLC LOC)
   3.55%, 07/07/98                          15,400       15,400
                                                       --------
                                                         32,700
                                                       --------


                                             Par         Value
                                           -------     --------
SOUTH CAROLINA -- 0.5%
Dorchester County, South Carolina
  Pollution Control RB (BOC Group Inc.
  Project) / (Wachovia Bank LOC)
   3.55%, 07/07/98                         $ 2,000     $  2,000
Greenville, South Carolina County & City
  IDRB (Stevens Aviation Technologty
  Services Project) / (First Union
  National Bank LOC)
   3.70%, 07/07/98                           3,000        3,000
South Carolina Economic Development
  Authority Hospital Facility RB (Sanders
  Brothers Construction Project) /
  (Wachovia Bank LOC)
   3.65%, 07/07/98                           2,800        2,800
South Carolina Economical Development
  Authority RB (Advanced Automation
  Project) Series 1998 / (Wachovia Bank
  NA LOC)
   3.65%, 07/07/98                           4,000        4,000
South Carolina Jobs Economic Development
  Authority IDRB (Electric City Printing
  Project) / (Wachovia Bank LOC)
   3.65%, 07/07/98                           3,000        3,000
South Carolina Jobs Economic Development
  Authority RB / (Bank of Tokyo-Mitsubishi
  Ltd. LOC)
   4.30%, 07/07/98                           5,500        5,500
South Carolina Jobs Economic Development
  Authority RB (Thomas & Betts Corp.
  Project) / (Wachovia Bank LOC)
   3.65%, 07/07/98                           2,100        2,100
South Carolina State Port Authority RB
  (Junior Lien) / (South Carolina National
  Bank LOC)
   3.75%, 07/07/98                           3,300        3,300
Spartanburg County, South Carolina IDA RB
  (Bemis, Inc.) / (Wachovia Bank LOC)
   3.55%, 07/07/98                           4,750        4,750
                                                       --------
                                                         30,450
                                                       --------

                                             Par         Value
                                           -------     --------
SOUTH DAKOTA -- 0.3%
South Dakota State Health & Educational
  Facilities Authority RB (Mckenna
  Hospital) Series 1994 / (MBIA Insurance
  & Banque Paribas SBPA)
   3.60%, 07/07/98                         $15,930     $ 15,930
                                                       --------
TENNESSEE -- 1.8%
Chattanooga, Tennessee Health Education &
  Housing Facility Board RB (Baylor
  School Project) / (Suntrust Bank
  Nashville LOC)
   3.60%, 07/07/98                           2,195        2,195
Chattanooga, Tennesse IDB RB (National
  Print Group Inc. Project) / (Suntrust
  Bank Nashville NA LOC)
   3.65%, 07/07/98                           2,500        2,500
Franklin County, Tennessee IDB RB
  (Hi-Tech Project) Series 1997 /
  (Regions Bank LOC)
   3.65%, 07/07/98                           7,000        7,000
Jackson County, Tennessee IDB Solid
  Waste Facilities RB (Ameristeel Corp.) /
  (NationsBank NA LOC)
   3.70%, 07/07/98                           5,000        5,000
Knox County, Tennesse Health Education
  & Housing Facilities RB (Web School of
  Knoxville Project) Series 1997 /
  (Trust Co. Bank of Atlanta LOC)
   3.60%, 07/07/98                           5,000        5,000
Metropolitan Nashville & Davidson County,
  Tennessee Health & Education Facility
  Board RB Series A / (FGIC Insurance &
  Barclays Bank PLC LOC)
   3.50%, 07/07/98                           1,200        1,200
Metropolitan Nashville & Davidson County,
  Tennessee IDRB (Bind Technologies Inc.) /
  (NationsBank of Tennessee NA LOC)
   3.75%, 07/07/98                           3,750        3,750
Metropolitan Nashville & Davidson County,
  Tennessee M/F Housing IDRB (Arbor Crest)
  Series 1985B / (Wachovia Bank LOC)
   3.55%, 07/07/98                           4,000        4,000


                                             Par         Value
                                           -------     --------
Metropolitan Nashville & Davidson County,
  Tennessee M/F Housing IDRB (Arbor Knoll)
  Series 1985A / (Wachovia Bank LOC)
   3.55%, 07/07/98                         $ 1,000     $  1,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C1 /
  (AMBAC Insurance & Kredietbank,
  N.V. SPA)
   3.55%, 07/07/98                           5,750        5,750
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C2 / (AMBAC
  Insurance & Kredietbank, N.V. SPA)
   3.55%, 07/07/98                           4,180        4,180
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C3 /
  (AMBAC Insurance & Kredietbank, N.V. SPA)
   3.55%, 07/07/98                          10,000       10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995E3 / (AMBAC
  Insurance & Kredietbank, N.V. SPA)
   3.55%, 07/07/98                           3,000        3,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996A / (AMBAC
  Insurance & Kredietbank N.V. SPA)
   3.55%, 07/07/98                           7,000        7,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series
  1996D1 / (AMBAC Insurance & Kredietbank
  N.V. SPA)
   3.55%, 07/07/98                           3,215        3,215
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E1 / (AMBAC
  Insurance & Kredietbank, N.V. SPA)
   3.55%, 07/07/98                           6,505        6,505

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E4 /
  (AMBAC Insurance & Kredietbank, N.V. SPA)
   3.55%, 07/07/98                         $ 3,000    $   3,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F1 /
  (AMBAC Insurance & Kredietbank, N.V. SPA)
   3.55%, 07/07/98                           9,000        9,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F2 /
  (AMBAC Insurance & Kredietbank, N.V. SPA)
   3.55%, 07/07/98                           9,000        9,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996G /
  (AMBAC Insurance & Kredietbank N.V. SPA)
   3.55%, 07/07/98                           6,775        6,775
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series II-C /
  (AMBAC Insurance & Kredietbank N.V. SPA)
   3.55%, 07/07/98                           1,065        1,065
Volunteer State Student Loan Funding Bonds
  Series 1987 / (Hong Kong & Shang Hai
  Bank LOC & Marine Midland LOC)
   3.95%, 07/07/98                          10,600       10,600
                                                       --------
                                                        110,735
                                                       --------
TEXAS -- 6.3%
Amarillo, Texas Health Facilities Corp.
  Hospital RB (High Plains Baptist Hospital)
  Series 1985 / (Banque Paribas LOC)
   3.75%, 07/07/98                           3,100        3,100
Amarillo, Texas Health Facilities Corp.
  Revenue Refunding Bonds / (Rabobank
  Nederland N.V. LOC)
   3.60%, 07/07/98                           3,155        3,155

                                             Par         Value
                                           -------     --------
Bexar County, Texas Health Facilities
  Development Corp. RB (Chandler Memorial
  Home Project) Series 1995 / (Bank One LOC)
   3.60%, 07/07/98                         $ 4,990    $   4,990
Brazos River, Texas Higher Education
  Authority RB Series 1993B1 / (SLMA LOC)
   3.50%, 07/07/98                          32,800       32,800
Brownsville County, Texas Industrial
  Development Corp. Revenue Refunding Bonds
  (Rich Seapak Corp. Project) / (Suntrust
  Bank Atlanta LOC)
   3.70%, 07/07/98                           1,250        1,250
Capital Health Facilities Development Corp.
  RB (Island On Lake Travis Ltd. Project) /
  (Credit Suisse First Boston LOC)
   3.55%, 07/07/98                           8,500        8,500
Central Waco, Texas Development Corp. IDRB
  (H.E. Butt Grocery) / (Texas Commerce
  Bank, N.A. LOC)
   3.55%, 07/07/98                           3,050        3,050
Collin County, Texas HFA M/F Housing RB
  (Huntington Apartments Project) /
  (Fleet Bank, N.A. LOC)
   3.73%, 07/07/98                           6,150        6,150
Euless, Texas IDA RB (Ferguson Enterprises,
  Inc. Project) / (Wachovia Bank LOC)
   3.55%, 07/07/98                           4,850        4,850
Grand Prairie, Texas IDA IDRB (NTA Leasing
  Co. Project) Series 1994 /
  (Texas Commerce Bank, N.A. LOC)
   3.70%, 07/07/98                           2,040        2,040
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital RB (AHS Sunbelt
  Central Texas Medical Center Project)
  Series 1990A / (Swiss Bank LOC)
   3.65%, 07/07/98                           8,500        8,500
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital RB (AHS
  Sunbelt Central Texas Medical Center
  Project) Series 1990B / (Swiss Bank LOC)
   3.65%, 07/07/98                          15,300       15,300

                                             Par         Value
                                           -------     --------
Lavaca-Navidad River Authority, Texas
  Water Supply System Contract RB (Formosa
  Plastics Corp. Project) /
  (Canadian Imperial Bank of Commerce LOC)
   3.70%, 07/07/98                         $13,600   $   13,600
North Texas Higher Education Authority
  Income Tax Student Loan Revenue Refunding
  Bonds (Texas Student Loan Project) /
  (Credit Communal de Belgique LOC)
   3.45%, 07/07/98                          12,300       12,300
North Texas Higher Education Authority
  Income Tax Student Loan Revenue Refunding
  Bonds Series 1987A / (Credit Communal de
  Belgique LOC)
   3.50%, 07/07/98                          87,750       87,750
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996B /
  (AMBAC Insurance & SLMA SBPA)
   3.50%, 07/07/98                           4,000        4,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue Refunding
  Bonds Series 1996D / (AMBAC Insurance
  & SLMA SBPA)
   3.50%, 07/07/98                           4,000        4,000
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1991A /
  (SLMA LOC)
   3.50%, 07/07/98                          11,500       11,500
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1992A1 /
  (SLMA LOC)
   3.50%, 07/07/98                           2,400        2,400
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1993A /
  (SLMA LOC)
   3.50%, 07/07/98                          13,300       13,300
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1995A /
  (SLMA LOC)
   3.50%, 07/07/98                          18,300       18,300

                                             Par         Value
                                           -------     --------
Panhandle Plains, Texas Higher Education
  Authority Student Loan RB Series 1997X /
  (SLMA LOC)
   3.50%, 07/07/98                         $14,000     $ 14,000
Robertson County, Texas Industrial
  Development Corp. IDRB (Sanderson Farms
  Project) Series 1995 /
  (Harris Trust & Savings Bank LOC)
   3.80%, 07/07/98                           4,300        4,300
Silsbee, Texas Health Facilities
  Development RB (Silsbee Doctor's
  Hospital) / (Citibank LOC)
   3.55%, 07/07/98                           6,000        6,000
South Texas Higher Education Authority
  Student Loan RB / (MBIA Insurance)
   3.55%, 07/07/98                          65,300       65,300
South Texas Higher Education Authority
  Student Loan RB Series 1997Z / (MBIA
  Insurance & SLMA SBPA LOC)
   3.55%, 07/07/98                           7,000        7,000
Tarrant County, Texas IDRB (Mortex Products
  Inc. Project) / (Comerica Bank LOC)
   3.80%, 07/07/98                           4,000        4,000
Texas Health Facilities Development Corp.
  ACES RB (North Texas Pooled Health)
  Series 1985B / (Banque Paribas LOC)
   3.85%, 07/07/98                          18,200       18,200
Trinity River Authority, Texas Pollution
  Control RB (Lafarge Corp. Project) /
  (Banque Nationale de Paris LOC)
   3.75%, 07/07/98                           3,100        3,100
                                                       --------
                                                        382,735
                                                       --------
UTAH -- 0.9%
Salt Lake City, Utah Airport RB Series
  1996A / (Union Bank of Switzerland LOC)
   3.55%, 07/07/98                           2,000        2,000
Utah State Board of Regents Student Loan
  RB Series 1995L / (AMBAC Insurance &
  Barclays Bank PLC LOC)
   3.50%, 07/07/98                           7,975        7,975

SCHWAB MUNICIPAL MONEY FUND

June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Utah State Board of Regents Student Loan
  RB Series 1996Q / (AMBAC Insurance &
  Barclays Bank PLC LOC)
   3.50%, 07/07/98                         $ 8,000      $ 8,000
Utah State Board of Regents Student Loan
  RB Series 1997R / (AMBAC Insurance &
  Barclays Bank PLC LOC)
   3.50%, 07/07/98                          34,255       34,255
                                                       --------
                                                         52,230
                                                       --------
VERMONT -- 0.1%
Vermont Education & Health Buildings
  Financing Agency (VHA New England)
  Series 1985G / (AMBAC
  Insurance & FNB Chicago SBPA)
   3.60%, 07/07/98                           4,240        4,240
                                                       --------
VIRGINIA -- 0.2%
Chesterfield County, Virginia IDA IDRB
  (Erni Components Inc. Project) /
  (First Union National Bank LOC)
   3.70%, 07/07/98                           3,000        3,000
King George County, Virgina IDA Solid Waste
  Disposal Facility (Garnet of Virginia
  Project) Series 1996 (Morgan Guaranty
  Trust Co.-New York LOC)
   3.55%, 07/07/98                           3,700        3,700
Lynchburg, Virginia IDA Hospital Facility
  RB (First Mortgage VHA Mid-Atlantic
  States, Inc.) Series 1985A / (AMBAC
  Insurance & Mellon Bank SBPA)
   3.60%, 07/07/98                             500          500
Lynchburg, Virgina IDA Hospital Facilities
  RB (First Mortgage VHA Mid-Atlantic
  States, Inc.) Series 1985B /
  (AMBAC Insurance)
   3.60%, 07/07/98                             400          400
Lynchburg, Virgina IDA Hospital Facilities
  RB (First Mortgage VHA Mid-Atlantic
  States, Inc.) Series 1985C /
  (AMBAC Insurance)
   3.60%, 07/07/98                             600          600
Staunton, Virginia IDA RB (Diebold Inc.-
  Staunton Project) Series 1997
   3.60%, 07/07/98                           2,500        2,500
                                                       --------
                                                         10,700
                                                       --------


                                             Par         Value
                                           -------     --------
WASHINGTON -- 3.9%
Algona, Washington Economic Development
  Corp. IDRB (Aitchison Family Partnership
  Project) / (Wells Fargo Bank LOC)
   3.65%, 07/07/98                         $ 2,650    $   2,650
Everett, Washington IDA RB Series 1996
  (Partners Trust/Synsor Project) /
  (Bank of America LOC)
   3.75%, 07/07/98                           5,000        5,000
King County, Washington Economic
  Enterprise Corp. RB (Pacific System
  Project) / (Bank of America NT &
  SA LOC)
   3.65%, 07/07/98                           5,000        5,000
King County, Washington Economic
  Enterprise Corp. RB (Sunrise Project)
  Series 1997 / (Bank of America NT &
  SA LOC)
   3.75%, 07/07/98                           4,100        4,100
King County, Washington HFA M/F Housing RB
  (Auburn County Apartments) /
  (U.S. Bank N.A. LOC)
   3.80%, 07/01/98                           9,150        9,150
Pierce County, Washington Economic
  Development Corp. RB (Flex-A-Lite
  Consolidated Project) / (Bank
  of America LOC)
   3.75%, 07/07/98                           3,000        3,000
Pierce County, Washington Economic
  Development Corp. RB (K & M
  Holdings II Project) Series 1997 /
  (Wells Fargo Bank LOC)
   4.00%, 07/07/98                           1,820        1,820
Pierce County, Washington Economic
  Development Corp. RB (McFarland
  Cascade Project) / (U.S. Bank of
  Washington LOC)
   3.75%, 07/07/98                           2,000        2,000
Port Moses Lake, Washington Public Corp.
  RB (Moses Lake Industrial Project)
  Series 1995 / (Bank of America LOC)
   3.75%, 07/07/98                           3,000        3,000
Port Moses Lake, Washington Public Corp. RB
  (National Frozen Foods Corporation) /
  (Bank of America NT & SA LOC)
   3.65%, 07/07/98                           7,500        7,500

                                             Par         Value
                                           -------     --------
Port of Seattle, Washington Subordinate
  Lien RB Series 1997 / (Canadian Imperial
  Bank of Commerce LOC)
   3.65%, 07/07/98                         $81,530   $   81,530
Seattle, Washington HDA RB (Capitol Hill
   Housing Improvement & HRG Project) /
  (Bank of America NT & SA LOC)
   3.75%, 07/07/98                           6,420        6,420
Seattle, Washington HDA RB (Casa Pacifica
  Apartments Project) Series 1997 /
  (Bank of America NT & SA LOC)
   3.75%, 07/07/98                           3,350        3,350
Seattle, Washington HDA RB (Holly Park
  Project) / (Bank of America NT & SA LOC)
   3.75%, 07/07/98                           7,000        7,000
Spokane County, Washington Industrial
  Development Corp. (Metal Sales
  Manufacturing Corp. Project) /
  (Star Bank LOC)
   3.70%, 07/07/98                           2,835        2,835
Tacoma, Washington HDA (Keybank Location) /
  (Key Bank NA LOC)
   3.75%, 07/07/98                           3,400        3,400
Washington Health Care Facilities Authority
  RB (Yakima Valley Farm Workers Clinic)
  Series 1997 / (Bank of America NT &
  SA LOC)
   3.75%, 07/07/98                           3,800        3,800
Washington State Economic Development
  Finance Authority IDRB (Tonkin Building)
  Series 1997A / (U.S. Bank of Washington
  LOC)
   3.75%, 07/07/98                           1,000        1,000
Washington State Economic Development
  Finance Authority RB (Hamilton Materials
  Project) / (Bank of America NT & SA LOC)
   3.75%, 07/07/98                           5,000        5,000
Washington State Economic Development
  Finance Authority RB (Hunter Douglas
  Project) Series 1997A /
  (ABN-Amro Bank N.V. LOC)
   3.70%, 07/07/98                           3,500        3,500


                                             Par         Value
                                           -------     --------
Washington State Health Care Facilities
  Authority Revenue Refunding Bonds
  (Sisters of St. Joseph of Peace)
  Series 1993 / (MBIA Insurance & U.S.
  Bank of Washington SBPA)
   3.55%, 07/07/98                         $13,200   $   13,200
Washington State HFA M/F Housing Mortgage
  RB (Canyon Lake II) Series 1993A /
  (U.S. Bank of Washington LOC)
   3.75%, 07/07/98                           4,565        4,565
Washington State HFA M/F Housing Mortgage
  RB (Lake Washington Apartments Project)
  Series 1996 / (Bank of America LOC)
   3.75%, 07/07/98                           8,750        8,750
Washington State HFA M/F Housing Mortgage
  RB (Meridian Court Apartments)
  Series 1996 / (Bank of America LOC)
   3.75%, 07/07/98                           7,000        7,000
Washington State HFA M/F Housing Mortgage
  RB (Merrill Gardens Project)
  Series 1997A / (U.S. Bank of
  Washington LOC)
   3.75%, 07/07/98                           2,600        2,600
Washington State HFA M/F Housing Mortgage
  RB (Rosecreek Apartments Project) /
  (U.S. Bank NA LOC)
   3.75%, 07/07/98                           3,570        3,570
Washington State Public Power Supply
  System Nuclear Project #2 Electric RB /
  (Credit Suisse First Boston & MBIA
  Insurance )
   3.50%, 07/07/98                          13,735       13,735
Yakama Indian Nation, Washington
  Confederated Tribes & Bands Demand
  Obligation (Yakama Forests
  Products Project) / (Bank of America
  NT & SA LOC)
   3.75%, 07/07/98                           9,300        9,300
Yakima County, Washington Public Corp.
  RB (Hi-Country Foods Project) /
  (Bank of America LOC)
   3.75%, 07/07/98                           6,700        6,700

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
Yakima County, Washington Public Corp. RB
  (Michaelson Packaging Project) /
  (Bank of America NT & SA LOC)
   3.75%, 07/07/98                         $ 4,200     $  4,200
Yakima County, Washington Public Corp.
  RB (Printing Press Project) /
  (Bank of America LOC)
   3.75%, 07/07/98                           2,700        2,700
                                                       --------
                                                        237,375
                                                       --------
WEST VIRGINIA -- 0.3%
Marion County, West Virginia Solid Waste
  Disposal Facilities RB (Grant Town
  Project) Series B / (National
  Westminster Bank PLC LOC)
   3.50%, 07/07/98                          11,000       11,000
Marion County, West Virginia Solid Waste
  Disposal Facilities RB (Grant Town
  Project) Series D / (National Westminster
  Bank PLC LOC)
   3.50%, 07/07/98                           4,300        4,300
West Virginia State Hospital Finance
  Authority RB (St. Joseph's Hospital
  Project) Series 1987 / (Bank of West
  Virginia LOC)
   3.60%, 07/07/98                           2,000        2,000
                                                       --------
                                                         17,300
                                                       --------
WISCONSIN -- 0.9%
Carlton, Wisconsin Pollution Control RB
  (Power & Light Co.)
   3.65%, 07/07/98                           5,800        5,800
Chilton, Wisconsin IDRB (Kaytee Products,
  Inc. Project) Series 1995 / (Bank One
  Milwaukee LOC)
   3.70%, 07/07/98                           1,485        1,485
Colburn, Wisconsin IDRB (Heartland Farms
  Project) Series 1994 / (Marshall &
  Ilsley Bank LOC)
   3.70%, 07/07/98                           6,900        6,900
Fairwater, Wisconsin IDRB (Dean Foods Co.
  Project) Series 1990 / (Wachovia Bank LOC)
   3.55%, 07/07/98                           1,450        1,450
Grafton, Wisconsin IDRB (Milwaukee Sign
  Co. Project) / (Marshall & Ilsley Bank
  LOC)
   3.70%, 07/07/98                           1,975        1,975

                                             Par         Value
                                           -------     --------
Kenosha, Wisconsin IDRB (Asyst Tech. Ltd.
  Liability Corp. Project) / (LaSalle
  National Bank LOC)
   3.70%, 07/07/98                         $ 5,000     $  5,000
Lac Du Flambeau, Band of Lake Superior,
  Wisconsin Chippewa Indians Special
  Obligation Bonds (Simpson
  Electric Co. Project) Series 1985 /
  (Barclays Bank PLC)
   3.50%, 07/07/98                           4,400        4,400
Milwaukee, Wisconsin Redevelopment
  Authority IDRB (Field Container Corp.
  LP) Series 1994 / (Northern Trust LOC)
   3.70%, 07/07/98                           5,000        5,000
Prentice, Wisconsin Industrial Development
  Revenue Refunding Bonds (Blount, Inc.)
   Series 1992 / (Morgan Guaranty Trust Co.
   New York LOC)
    3.68%, 07/07/98                          1,688        1,688
Rhinelander, Wisconsin IDRB (Lake Shore Inc.
  Project) / (Australia & New Zealand Bank
  Group LOC)
   3.75%, 07/07/98                           2,290        2,290
Wisconsin Housing & Economic Development
  Authority RB (Ultratec Inc. Project)
  Series 7 / (Marshall & Ilsley Bank LOC)
   3.70%, 07/02/98                           3,520        3,520
Wisconsin State Health & Education
  Facilities Authority RB (Sinai Samaritan)
  Series 1994A / (Marshall & Ilsley Bank
  LOC)
   3.60%, 07/07/98                          12,950       12,950
                                                     ----------
                                                         52,458
                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,819,747)                                   3,819,747
                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 10.3% (b)
ARIZONA -- 1.1%
Maricopa County, Arizona Pollution Control
  Authority Revenue Refunding Bonds TECP
  (Southern California Palo Alto Verde
  Project) Series 1985G
   3.40%, 07/07/98                           7,250        7,250
   3.60%, 07/08/98                           4,000        4,000
   3.70%, 07/13/98                          33,150       33,150

                                             Par         Value
                                           -------     --------
Maricopa County, Arizona Pollution Control
  Revenue Refunding Bonds TECP (Southern
  California Edison Palo Alto Verde
  Project) Series D
   3.65%, 08/11/98                         $ 7,550     $  7,550
Maricopa County, Arizona Pollution Control
  Revenue Refunding Bonds TECP (Southern
  California Edison Palo Alto Verde
  Project) Series E
   3.65%, 08/11/98                          12,030       12,030
                                                       --------
                                                         63,980
                                                       --------
FLORIDA -- 0.6%
Florida Local Government Finance
  Commission Pooled TECP Series A /
  (First Union National Bank LOC)
   3.60%, 07/09/98                           5,292        5,292
Orange County, Florida HFA Pooled
  Hospital Loan TECP / (MBIA Insurance &
  Suntrust Bank SBPA) Put Bond
   3.60%, 07/13/98                           6,800        6,800
Pinellas County, Florida Educational
  Facilities / (MBIA Insurance &
  Credit Suisse SBPA)
   3.60%, 07/13/98                          12,700       12,700
Sunshine State Governmental Finance
  Commission TECP / (Multiple Credit
  Enhancements)
   3.60%, 08/10/98                          10,000       10,000
                                                       --------
                                                         34,792
                                                       --------
KANSAS -- 0.2%
Burlington, Kansas Pollution Control
  Revenue Refunding Bonds TECP (Kansas
  Power & Light Co. Project) Series 1987A /
  (Toronto-Dominion Bank LOC)
   3.70%, 07/13/98                           6,100        6,100
Burlington, Kansas Pollution Control
  Revenue Refunding Bonds TECP (Kansas
  Power & Light Co. Project)
  Series 1987B / (Deutsche Bank LOC)
   3.40%, 07/07/98                           1,200        1,200
   3.70%, 07/13/98                           5,000        5,000
                                                       --------
                                                         12,300
                                                       --------


                                             Par         Value
                                           -------     --------
KENTUCKY -- 0.2%
Trimble County, Kentucky Pollution Control
  Revenue TECP (Louisville G&E Project)
  Series 1997A
   3.65%, 07/09/98                         $15,000     $ 15,000
                                                       --------
LOUISIANA -- 1.7%
Louisiana Adjustable Tender GO Refunding
  Bonds TECP Series 1991A / (Credit Local
  de France LOC)
   3.85%, 07/01/98                           7,530        7,530
   3.70%, 07/13/98                          10,150       10,150
   3.65%, 07/23/98                           4,000        4,000
   3.70%, 08/11/98                           8,420        8,420
Louisiana State Pollution Control Revenue
  Refunding Bonds TECP (St. James Parish /
  Texaco Project) Series 1988A
   3.50%, 07/21/98                          10,000       10,000
Louisiana State Pollution Control Revenue
  Refunding Bonds TECP (St. James Parish /
  Texaco Project) Series 1988B
   3.50%, 07/21/98                          61,030       61,030
                                                       --------
                                                        101,130
                                                       --------
MINNESOTA -- 0.2%
Rochester, Minnesota Health Care Facilities
  RB TECP (Mayo Foundation / Mayo Medical
  Center) Series 1992A
   3.40%, 07/07/98                           2,000        2,000
   3.70%, 07/13/98                           3,500        3,500
Rochester, Minnesota Health Care Facilities
  RB TECP (Mayo Foundation / Mayo Medical
  Center) Series 1992B
   3.40%, 07/07/98                           3,100        3,100
   3.70%, 07/07/98                           1,300        1,300
Rochester, Minnesota Health Care Facilities
  RB TECP (Mayo Foundation / Mayo Medical
  Center) Series 1992C
   3.40%, 07/07/98                           4,800        4,800
                                                       --------
                                                         14,700
                                                       --------

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
NEW YORK -- 2.1%
New York City, New York Municipal
  Assistance Corp. TECP Series
  1997K-3 / (Landesbank Hessen-Thuringen
  Girozentrale LOC)
   3.70%, 08/26/98                         $ 1,000     $  1,000
New York State Dormitory Authority RB TECP
  (Memorial Sloan Kettering Project)
  Series 1989C / (Chase Manhattan LOC)
   3.55%, 07/09/98                          11,435       11,435
New York State Environmental TECP /
  (Multiple Credit Enhancements)
   3.65%, 07/07/98                          41,100       41,100
   3.65%, 07/20/98                          20,000       20,000
   3.60%, 09/03/98                          13,400       13,400
New York State Power Authority TECP
  Series 2 / (Multiple Credit Enhancements)
   3.60%, 08/13/98                           5,000        5,000
   3.65%, 08/19/98                           2,300        2,300
New York State Short Term Series TECP /
  (Westdeutsche Landesbank LOC)
   3.55%, 07/09/98                          30,000       30,000
                                                       --------
                                                        124,235
                                                       --------
NORTH CAROLINA -- 0.4%
North Carolina Eastern Municipal Power
  Agency TECP / (Canadian Imperial
  Bank of Commerce LOC)
   3.50%, 07/14/98                           4,700        4,700
North Carolina Eastern Municipal Power
  Agency System RB / (Multiple Credit
  Enhancements)
   3.50%, 07/15/98                          18,400       18,400
   3.70%, 08/18/98                           2,900        2,900
                                                       --------
                                                         26,000
                                                       --------
OKLAHOMA -- 0.2%
Oklahoma City Industrial & Cultural Trust
  RB TECP (SSM Health Care) Series B /
  (MBIA Insurance & Nationsbank LOC)
   3.70%, 08/25/98                          13,495       13,495
                                                       --------


                                             Par         Value
                                           -------     --------
PENNSYLVANIA -- 0.3%
Commonwealth of Pennsylvania GO BAN TECP
  Series 1997A / (Bayerische Landesbank
  Girozentrale LOC)
   3.65%, 08/20/98                         $ 1,600    $   1,600
Commonwealth of Pennsylvania TECP
  Series 1997A / (Bayerische Landesbank
  Girozentrale LOC)
   3.55%, 07/13/98                           5,500        5,500
Montgomery County, Pennsylvania IDA
  Pollution Control RB / (Deutsche Bank LOC)
   3.70%, 07/08/98                          13,010       13,010
                                                       --------
                                                         20,110
                                                       --------
PUERTO RICO -- 0.3%
Goverment Development Bank for Puerto
  Rico TECP
   3.75%, 07/14/98                             836          836
   3.65%, 07/16/98                          15,694       15,694
                                                       --------
                                                         16,530
                                                       --------
TEXAS -- 2.2%
Corpus Christi, Texas Utility System
  TECP / (Westdeutsche Landesbank LOC)
   3.75%, 08/13/98                           5,055        5,055
Houston, Texas Water & Sewer TECP
  Series A / (Swiss Bank & Westdeutsche
  Landesbank Revolving Credit
  Agreement)
   3.60%, 07/09/98                          22,000       22,000
   3.65%, 07/15/98                          20,800       20,800
   3.75%, 07/16/98                          11,000       11,000
   3.70%, 08/11/98                          15,000       15,000
Texas State TECP Series 1997B
   3.50%, 08/12/98                          21,000       21,000
   3.55%, 08/12/98                          15,000       15,000
Texas State TRAN TECP Series 1997B
   3.65%, 08/12/98                          20,000       20,000
                                                       --------
                                                        129,855
                                                       --------

                                             Par         Value
                                           -------     --------
UTAH -- 0.8%
Utah State GO Highway TECP
  Series 1998B / (Toronto-Dominion
  Bank Liquidity)
   3.65%, 08/06/98                         $50,000    $  50,000
                                                       --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $622,127)                                       622,127
                                                       --------
MANDATORY PUT BONDS -- 5.7% (b)
DISTRICT OF COLUMBIA -- 0.3%
Washington D.C. HFA S/F Put Bond /
  (AIG Financial Products
  Corp. LOC)
   3.80%, 06/23/99                          16,500       16,500
                                                       --------
OHIO -- 0.2%
Butler County, Ohio M/F RB Put Bond
  (Wyndtree Apartments Project) /
  (FGIC Insurance)
   3.90%, 01/01/99                           5,000        5,000
Franklin County, Ohio M/F Put Bond
  (Jefferson Place Apartments
  Project) / (FGIC Insurance &
  Fifth 3rd Bank LOC)
   3.85%, 12/01/98                           4,500        4,500
                                                       --------
                                                          9,500
                                                       --------
RHODE ISLAND -- 0.3%
Rhode Island State Student Loan Authority
  RB Put Bond / (National Westminster LOC)
   3.80%, 05/31/99                          19,000       19,000
                                                       --------
TENNESSEE -- 1.6%
Metropolitan Nashville & Davidson County,
  Tennessee IDRB Put Bonds (Insurance Co.
  America Project)
   3.80%, 11/01/98                           5,700        5,700
Tennessee HDA RB Put Bonds (Homeownership
  Program)  Series 1997
   3.74%, 06/17/99                          40,000       40,000
Tennessee HDA RB Put Bonds (Homeownership
  Program) Series 1997-2
   3.69%, 03/04/99                          50,000       50,000
                                                       --------
                                                         95,700
                                                       --------


                                             Par         Value
                                           -------     --------
TEXAS -- 2.9%
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1992A / (SLMA LOC)
   3.90%, 09/01/98                         $32,500     $ 32,500
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1992B / (SLMA LOC)
   4.00%, 07/01/98                          14,000       14,000
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1993A / (SLMA LOC)
   3.80%, 05/01/99                          48,150       48,150
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1993B2 / (SLMA LOC)
   3.80%, 06/01/99                           6,500        6,500
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1995 / (SLMA LOC)
   3.80%, 05/01/99                          27,500       27,500
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1995A / (SLMA LOC)
   3.80%, 05/01/99                          46,700       46,700
                                                       --------
                                                        175,350
                                                       --------
WASHINGTON -- 0.1%
Washington State Housing Finance Committee
  S/F Program Put Bonds Series 5A-S /
  (Bayerische Landesbank Girozentrale LOC)
   3.90%, 07/01/98                           7,515        7,515
                                                       --------
WYOMING -- 0.3%
Wyoming Community HDA RB Put Bonds
   3.74%, 08/27/98                           8,000        8,005
   3.78%, 08/27/98                          13,500       13,507
                                                       --------
                                                         21,512
                                                       --------
TOTAL MANDATORY PUT BONDS
  (Cost $345,077)                                       345,077
                                                       --------

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par          Value
                                          --------     --------
TAX AND REVENUE ANTICIPATION NOTES -- 5.6% (b)
CALIFORNIA -- 5.1%
California School Cash Reserve Program
  Authority Pooled TRAN / (10% AMBAC
  Insurance)
   3.74%, 07/02/98                        $     90     $     90
   3.80%, 07/02/98                          31,000       31,001
   3.81%, 07/02/98                          20,000       20,000
   3.85%, 07/02/98                           2,410        2,410
California School Cash Reserve Program
  Authority Pooled TRAN Series 1997A /
  (10% AMBAC Insurance (d)
   2.98%, 07/02/99                         250,000      251,830
                                                       --------
                                                        305,331
                                                       --------
PENNSYLVANIA -- 0.0%
Philadelphia Transportation TRAN
  Series 1998B (d)
   3.63%, 06/30/99                           2,500        2,515
                                                       --------
DISTRICT OF COLUMBIA -- 0.5%
District of Columbia TRAN Series B /
  (Multiple Credit Enhancements)
   3.87%, 09/30/98                          30,000       30,045
                                                       --------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
  (Cost $337,891)                                       337,891
                                                       --------
REVENUE BONDS -- 4.5% (b)
ALABAMA -- 0.1%
Alabama State Public Schools College
  Authority Capital Improvement RB
   3.26%, 11/01/98                           5,000        5,014
                                                       --------
ARIZONA -- 0.3%
Phoenix, Arizona IDA S/F Mortgage
  RB / (FGIC Insurance LOC)
   3.75%, 10/01/98                          18,000       18,000
                                                       --------
CALIFORNIA -- 0.2%
California Higher Education Loan
  Authority Student Loan RB
  Series 1995E5 / (SLMA LOC)
   3.80%, 06/01/99                          10,000       10,000
                                                       --------


                                            Par          Value
                                          --------     --------
DELAWARE -- 0.1%
Delaware Transportation Authority
 System RB / (AMBAC Insurance)
   3.84%, 07/01/98                        $  3,645     $  3,645
                                                       --------
FLORIDA -- 0.5%
Dade County, Florida Aviation RB /
  (FSA Insurance)
   3.60%, 10/01/98                           1,000        1,002
Dade County, Florida Solid Waste
  System RB / (AMBAC Insurance)
   3.72%, 10/01/98                           3,000        3,006
Hillsborough County, Florida School Board
  Sales Tax RB / (AMBAC Insurance)
   3.48%, 10/01/98                           4,975        4,994
Inland Protection Financing Corp.,
  Florida Special Obligation RB /
  (FSA Insurance)
   3.56%, 07/01/98                           9,250        9,250
Orange County, Florida IDA RB (General
  Accident Insurance Co. of America Project)
   3.73%, 11/01/98                           3,500        3,500
Osceola County, Florida Capital
  Improvement RB / (MBIA Insurance)
   3.45%, 09/01/98                           4,765        4,767
Pinellas County, Florida Resolution
  Recovery RB Series A / (MBIA Insurance)
   3.55%, 10/01/98                           1,900        1,913
St. Petersburg, Florida Excise Tax
  Revenue Refunding Bonds Series 1993 /
  (FGIC Insurance)
   3.50%, 10/01/98                           1,300        1,301
Village Center Community Development
  District Florida Recreational Revenue
  Refunding Bonds Series
  1998A / (MBIA Insurance)
   4.00%, 11/01/98                           1,910        1,912
                                                       --------
                                                         31,645
                                                       --------

                                            Par          Value
                                          --------     --------
GEORGIA -- 0.1%
Fulton County, Georgia Revenue
  Refunding Bonds
   3.83%, 01/01/99                        $  2,160     $  2,165
Georgia Municipal Electric Authority
  Power RB Series S
   3.73%, 01/01/99                           1,000        1,011
                                                       --------
                                                          3,176
                                                       --------
HAWAII -- 0.1%
Hawaii State Housing Financing &
  Development Corp. M/F Housing RB
  (Nani Mauna Loa Project) Series
  1995A / (Citibank LOC)
   3.70%, 07/01/98                           3,900        3,900
                                                       --------
IDAHO -- 0.2%
Custer County, Idaho Pollution Control
  RB (Amoco Project) Series 1983
   3.60%, 10/01/98                          12,000       12,000
                                                       --------
ILLINOIS -- 0.2%
Illinois Development Financing Authority RB
   3.55%, 09/02/98                           6,800        6,800
Illinois Municipal Electric Agency Power
  Supply System RB / (FSA Insurance)
   3.64%, 02/01/99                           5,065        5,082
                                                       --------
                                                         11,882
                                                       --------
IOWA -- 0.0%
Iowa Finance Authority Health Care
  Facilities RB (Genesis Medical
  Center) / (MBIA Insurance)
   3.84%, 07/01/98                             375          375
Iowa Finance Authority Health Care
  Facilities Revenue Refunding Bonds
  (Nebraska Methodist Health System
  Project) / (MBIA Insurance)
   3.90%, 11/01/98                             510          511
                                                       --------
                                                            886
                                                       --------
KENTUCKY -- 0.1%
Maysville, Kentucky Industrial Building RB
  (Green Tokai Building) / (Bank of
  America LOC)
   3.70%, 07/07/98                           5,740        5,740
                                                       --------


                                            Par          Value
                                          --------     --------
LOUISIANA -- 0.0%
Baton Rouge, Louisiana Sales & Use Tax
  Public Improvement RB / (FGIC Insurance)
   3.85%, 08/01/98                        $  1,370     $  1,375
                                                       --------
MARYLAND -- 0.0%
Maryland State Department of
  Transportation Authority Construction
  Transportation Revenue Refunding Bonds
   3.67%, 09/01/98                           1,520        1,522
                                                       --------
MISSOURI -- 0.4%
Missouri State Environmental Improvement
  & Energy Resources Authority Pollution
  Control RB (Union Electric Co.)
  Series 1985A / (Swiss Bank LOC)
   3.75%, 06/01/99                          23,570       23,570
                                                       --------
NEBRASKA -- 0.0%
Nebraska Investment Finance Authority
  Health Care Facilities Revenue
  Refunding Bonds (Nebraska Methodist
  Health System Project) / (MBIA
  Insurance)
   3.90%, 11/01/98                           1,475        1,477
                                                       --------
NEW HAMPSHIRE -- 0.0%
New Hampshire Municipal Bond
  Bank RB Series 1995A / (AMBAC Insurance)
   3.80%, 08/15/98                           2,500        2,504
                                                       --------
NEW JERSEY -- 0.2%
New Jersey Economic Development Authority
  RB (Newark Recycling Center Project)
   3.95%, 12/15/98                           4,600        4,600
New Jersey Health Care Facilities
  Financing Authority RB (Community
  Medical Center/Kimball) / (FSA Insurance)
   3.50%, 07/01/98                           2,445        2,445
   3.62%, 07/01/99                           1,000        1,008
New Jersey State HFA M/F Housing RB
  Series 1996A / (AMBAC Insurance)
   3.75%, 05/01/99                           1,275        1,284

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par          Value
                                          --------     --------
New Jersey State Transportation
  Authority RB Series A
   3.70%, 12/15/98                        $  2,425     $  2,439
Port Authority of New York & New Jersey
  RB Series 106
   3.50%, 07/01/98                             660          660
Sussex County, New Jersey Municipal
  Utilities Solid Waste Disposal RB /
  (MBIA Insurance)
   3.68%, 12/01/98                           1,000        1,037
                                                       --------
                                                         13,473
                                                       --------
NEW MEXICO -- 0.4%
New Mexico State Severence Tax Revenue
  Refunding Bonds Series 1997A
   3.90%, 07/01/98                          22,178       22,178
Sandoval County, New Mexico M/F Housing
  RB (Meadowlank Apartment Project)
  Series 1997A / (FGIC Insurance)
   3.90%, 08/01/98                           1,500        1,500
                                                       --------
                                                         23,678
                                                       --------
NORTH CAROLINA -- 0.2%
North Carolina Eastern Municipal Power
  Agency System RB
   3.80%, 01/01/99                           7,830        8,130
                                                       --------
OHIO -- 0.1%
Cuyahoga County, Ohio Hospital RB (Metro
  Health System Project) /
  (MBIA Insurance)
   3.70%, 02/15/99                             500          504
Ohio State Public Facilities Commission
  RB (Higher Education Capital Facilities
  Project) Series II-B
   3.50%, 11/01/98                           5,200        5,226
                                                       --------
                                                          5,730
                                                       --------
OREGON -- 0.3%
Oregon State Housing & Community Services
  Department Mortgage RB (S/F Mortgage
  Program) Series 1997K
   3.87%, 12/03/98                          18,950       18,950
                                                       --------


                                            Par          Value
                                          --------     --------
PENNSYLVANIA -- 0.3%
Allegheny County, Pennsylvania Airport
  Revenue Refunding Bonds (Pittsburgh
  International Airport Project)
  Series 1997A / (MBIA Insurance)
   3.65%, 01/01/99                        $  4,150     $  4,174
Pennsylvania State IDA RB (Economic
  Development Project) / (AMBAC Insurance)
   3.78%, 07/01/98                           1,130        1,130
   3.82%, 01/01/99                           3,000        3,032
Pennsylvania Turnpike RB Series O /
  (FGIC Insurance)
   3.78%, 12/01/98                             700          703
Philadelphia, Pennsylvania Parking
  Authority RB / (AMBAC Insurance)
   3.49%, 09/01/98                           1,000        1,001
Philadelphia, Pennsylvania Water &
  Waste RB Series 1997B
   3.82%, 08/05/98                           3,800        3,800
Philadelphia, Pennsylvania Water & Sewer
  Revenue Refunding Bonds 15th Series /
  (MBIA Insurance)
   3.83%, 10/01/98                             800          806
Union County, Pennsylvania Higher Education
  Facility Financing Authortiy RB
  (Bucknell University Project) /
  (MBIA Insurance)
   3.75%, 04/01/99                             450          456
University of Pittsburgh, Pennsylvania
  Revenue Refunding Bonds Series 1997B /
  (MBIA Insurance)
   3.85%, 06/01/99                             800          800
                                                       --------
                                                         15,902
                                                       --------
SOUTH CAROLINA -- 0.0%
Piedmont, South Carolina Municipal Power
  Agency Electric RB Series 1985B /
  (FGIC Insurance)
   3.80%, 01/01/99                           2,570        2,595
                                                       --------
SOUTH DAKOTA -- 0.0%
South Dakota Health & Education Facilty
  Authority Revenue Refunding Bonds
  (Rapid City Health & Education
  Project) / (MBIA Insurance)
   3.66%, 09/01/98                           1,000        1,001
                                                       --------

                                            Par          Value
                                          --------     --------
TEXAS -- 0.1%
San Antonia, Texas Water RB / (Escrowed
  to Maturity with Government Securities)
   3.70%, 05/01/99                        $  4,000     $  4,169
Texas State Public Finance Authority
  Building RB / (MBIA Insurance)
   3.70%, 02/01/99                           2,975        3,022
                                                       --------
                                                          7,191
                                                       --------
VIRGINIA -- 0.1%
Virginia College Building Authority,
  Virginia Educational Facilities RB
  (Equipment Leasing Program)
   3.75%, 02/01/99                           5,950        5,958
Virginia College Building Authority,
  Virginia Educational Facilities RB
  (Equipment Leasing Program)
  Series 1995
   3.80%, 08/01/98                           2,000        2,002
                                                       --------
                                                          7,960
                                                       --------
WASHINGTON -- 0.4%
Grays Harbor County, Washington Public
  Utility #001 Electric Revenue Refunding
  Bonds / (AMBAC Insurance)
   3.83%, 01/01/99                           1,030        1,033
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series 1997A
   3.90%, 07/01/98                          14,005       14,005
   3.70%, 07/01/99                           2,500        2,526
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series A
   4.00%, 07/01/98                           3,000        3,000
   3.70%, 07/01/99                           1,000        1,024
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project #2) Series B
   3.90%, 07/01/98                           2,275        2,275
                                                       --------
                                                         23,863
                                                       --------


                                            Par          Value
                                          --------     --------
WYOMING -- 0.1%
Uinta County, Wyoming Hospital Facilities
  RB (IHC Hospitals Project)
   3.70%, 02/15/99                        $  7,350     $  7,652
                                                       --------
TOTAL REVENUE BONDS
  (Cost $272,461)                                       272,461
                                                       --------
VARIABLE RATE TENDER OPTION BONDS -- 4.2% (a) (c)
FLORIDA -- 0.0%
Escambia County, Florida HFA S/F Housing
  TOB / (Merrill Lynch Capital
  Services LOC)
   3.75%, 07/07/98                           2,245        2,245
                                                       --------
GEORGIA -- 0.1%
State of Georgia TOB/(Bankers Trust LOC)
   3.67%, 07/07/98                           4,000        4,000
                                                       --------
HAWAII -- 0.5%
Hawaii State Housing Finance & Development
  Corp. TOBP / (Bank of America LOC)
   3.68%, 07/07/98                          22,980       22,980
State of Hawaii GO TOB / (Bankers Trust
  LOC)
   3.70%, 07/07/98                           7,400        7,400
                                                       --------
                                                         30,380
                                                       --------
ILLINOIS -- 0.2%
Chicago, Illinois Metropolitan Water
  Reclamation District Greater Chicago
  GO TOBP (Cook County) (BTP-71) /
  (Automatic Data Processing, Inc.
  Tender Offer)
   3.70%, 07/07/98                           9,870        9,870
                                                       --------
MASSACHUSETTS -- 0.3%
Massachusetts Water Resources Authority
  General Revenue Refunding TOB Series
  1998B / (CoreStates Bank NA & FSA
  Insurance)
   3.65%, 07/07/98                          20,045       20,045
                                                       --------

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par          Value
                                          --------     --------
MICHIGAN -- 0.1%
Monroe County, Michigan Pollution Control
  TOB (Detroit Edison Co. Project) /
  (FGIC Insurance & Merrill Lynch
  Capital Services LOC)
   3.73%, 07/07/98                        $  7,455     $  7,455
                                                       --------
MINNESOTA -- 0.1%
Minnesota State Various Purpose GO
  (Sports Health Club Tax) TOBP (BTP-65) /
  (Automatic Data Processing Inc. LOC)
   3.70%, 07/07/98                           4,455        4,455
                                                       --------
MISSISSIPPI -- 0.2%
Mississippi S/F TOB (Home Corp.)
  Series 1997G / (Bank of America LOC)
   3.68%, 07/07/98                          12,495       12,495
                                                       --------
NEW HAMPSHIRE -- 0.3%
New Hampshire State Housing Financing
  Authority S/F Revenue TOB Series G /
  (AMBAC Insurance & Bank of America NT
  & SA LOC)
   3.65%, 07/07/98                          20,865       20,865
                                                       --------
NEW JERSEY -- 0.2%
New Jersey Building Authority TOBP (PA-320
  Project) / (Merrill Lynch Capital
  Services LOC)
   3.58%, 07/07/98                             845          845
New Jersey State GO TOB / (Merrill Lynch
  Capital Services LOC)
   3.58%, 07/07/98                             605          605
New Jersey State Transportation Authority
  TOB / (MBIA Insurance)
   3.58%, 07/07/98                           4,495        4,495
New Jersey Transportation Authority TOBP
  (PT-200) / (Bayerische Vereinsbank LOC)
   3.58%, 07/07/98                           3,675        3,675
                                                       --------
                                                          9,620
                                                       --------
NEW YORK -- 1.0%
New York City, New York GO TOBP (CoreStates
  Merlot Program) Series 1997C /
  (CoreStates  Bank NA & MBIA Insurance)
   3.56%, 07/07/98                          28,825       28,825


                                            Par          Value
                                          --------     --------
New York City, New York Municipal
  Assistance Corp. TOB / (Merrill Lynch
  Capital Services LOC)
   3.68%, 07/07/98                        $ 10,000     $ 10,000
New York City, New York Municipal
  Assistance Corp. TOBP (BTP-225)
   3.60%, 07/07/98                          19,800       19,800
                                                       --------
                                                         58,625
                                                       --------
PENNSYLVANIA -- 0.3%
Allegheny County, Pennsylvania Airport
  TOBP / (MBIA Insurance)
   3.68%, 07/07/98                           3,645        3,645
Allegheny County, Pennsylvania Airport
  TOBP (PT-176) / (Bayerische Hypotheken
  Und Wechsel Bank & MBIA Insurance)
   3.68%, 07/07/98                           2,930        2,930
Chester County, Pennsylvania Health and
  Education TOB / (AMBAC Insurance)
   3.68%, 07/07/98                           1,305        1,305
Philadelphia, Pennsylvania Water & Waste
  Revenue TOBP (PT-151)
  Series 1993 / (FSA Insurance)
   3.68%, 07/07/98                           8,190        8,190
                                                       --------
                                                         16,070
                                                       --------
PUERTO RICO -- 0.2%
Puerto Rico Commonwealth TOB / (FSA
  Insurance & Merrill Lynch Capital
  Services LOC)
   3.58%, 07/07/98                           4,645        4,645
Puerto Rico Commonwealth TOBP
  (PT 181) / (Bayerische Hypotheken Und
  Wechsel Bank & MBIA Insurance)
   3.58%, 07/07/98                           7,325        7,325
                                                       --------
                                                         11,970
                                                       --------
TEXAS -- 0.6%
El Paso Water & Sewer Revenue TOB
  Series 9 / (Multiple Credit
  Enhancements LOC)
   3.68%, 07/07/98                          15,450       15,450
State of Texas GO TOB / (Bankers
  Trust LOC)
   3.70%, 07/07/98                          12,205       12,205

                                            Par          Value
                                          --------     --------
Texas State GO General Purpose Public
  Improvement TOBP (BTP-116)
  Series 1993B / (Bankers Trust
  Tender Option LOC)
   3.66%, 07/07/98                         $10,170     $ 10,170
                                                       --------
                                                         37,825
                                                       --------
WASHINGTON -- 0.1%
Washington State Public Power Supply
  System Nuclear Project Number 2
  Revenue Refunding TOBP
  (BTP-137) Series 1993B / (Bankers
  Trust Tender Option LOC)
   3.73%, 07/07/98                           6,685        6,685
                                                       --------
TOTAL VARIABLE RATE TENDER OPTION BONDS
  (Cost $252,605)                                       252,605
                                                       --------
BOND ANTICIPATION NOTES -- 1.9% (b)
KANSAS -- 0.1%
Shawnee County, Kansas BAN
   3.98%, 05/01/99                           2,305        2,307
                                                       --------
MASSACHUSETTS -- 0.0%
Massachusetts State Turnpike BAN /
  (Escrowed To Maturity With
  Government Securities)
   3.75%, 06/01/99                           2,000        2,022
                                                       --------
NEW JERSEY -- 1.7%
Atlantic City, New Jersey BAN
   3.89%, 08/27/98                           9,350        9,355
Delanco Township, New Jersey BAN
   3.90%, 12/09/98                             900          901
Florence Township, New Jersey BAN
  Series B
   3.85%, 02/12/99                           1,618        1,618
Jersey City, New Jersey BAN
   3.79%, 01/15/99                          10,000       10,011
   3.63%, 03/05/99                           2,000        2,005
Jersey City, New Jersey School BAN
   3.60%, 03/05/99                          17,000       17,033
Peapack Gladstone, New Jersey BAN
   3.75%, 05/13/99                           2,300        2,307
Princeton, New Jersey Borough BAN
   3.75%, 08/07/98                           4,082        4,084
Rahway Township, New Jersey BAN
   3.80%, 12/23/98                           3,195        3,202


                                            Par          Value
                                          --------     --------
Roxbury Township, New Jersey BAN
   3.48%, 08/13/98                         $15,752    $  15,757
Seaside Heights, New Jersey BAN Series A
   3.75%, 02/19/99                           2,330        2,337
Trenton, New Jersey School District BAN
   3.90%, 10/01/98                          16,849       16,863
Vernon Township, New Jersey Board
  of Education BAN
   3.68%, 12/04/98                           8,000        8,011
Vernon Township, New Jersey School
  District BAN
   3.85%, 12/04/98                           5,000        5,008
Vineland, New Jersey BAN
  Series 1997-1998
   3.82%, 08/14/98                           2,455        2,456
West Windsor-Plainsboro, New Jersey
  Regional School District BAN
   3.58%, 01/27/99                           2,000        2,005
                                                       --------
                                                        102,953
                                                       --------
OHIO -- 0.1%
Ottawa Hills, Ohio Local School District
  BAN
   3.80%, 08/05/98                           5,000        5,002
                                                       --------
SOUTH CAROLINA -- 0.0%
Spartanburg, South Carolina County School
  District BAN
   3.75%, 06/22/99                           1,400        1,403
                                                       --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $113,687)                                       113,687
                                                       --------
FIXED RATE TENDER OPTION BONDS -- 1.8% (b) (e)
CONNECTICUT -- 0.1%
Connecticut State GO TOBP Series 1991A
  (BTP-151) / (Bankers Trust Tender Option)
   3.60%, 03/17/99                           7,365        7,365
                                                       --------
GEORGIA -- 0.3%
Georgia State Public Improvement GO TOBP
  Series 1993B & 1993C (BTP-135) /
  (Bankers Trust Tender Option)
   3.62%, 03/17/99                           3,865        3,865

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par          Value
                                          --------     --------
Georgia State Public Improvement GO TOBP
  Series 1993B & 1993C (BTP-140) /
  (Bankers Trust Tender
  Option)
   3.62%, 03/17/99                         $ 4,575     $  4,575
Georgia State Public Improvement GO TOBP
  Series 1994B (BTP-148) / (Bankers Trust
  Tender Option & Escrowed to Maturity
  with Government Securities)
   3.62%, 03/17/99                           7,100        7,100
                                                       --------
                                                         15,540
                                                       --------
PENNSYLVANIA -- 0.0%
Pennsylvania State University Revenue
  Refunding Bonds TOB Series 2 /
  (Rabobank Nederland N.V. LOC)
   3.75%, 01/14/99                           3,245        3,245
                                                       --------
SOUTH CAROLINA -- 0.1%
South Carolina State Capital Improvement
  Revenue Refunding TOBP (BTP-147)
  Series 1992B / (Bankers Trust Tender
  Option)
   3.62%, 03/17/99                           5,370        5,370
                                                       --------
TEXAS -- 0.7%
Regents of the University of Texas
  (Permanent University Fund) Revenue
  TOBP (BTP-143) Series 1993A /
  (Escrowed to Maturity with Government
  Securities)
   3.65%, 03/17/99                          10,685       10,685
Southeast Texas Housing Finance Corp.
  TOBP (PT-193) / (Banco Santander SA LOC)
   3.85%, 05/13/99                          13,270       13,270
Texas State Public Finance Authority
  GO TOBP Series 1994A (BTP-127) /
  (Bankers Trust Tender Option)
   3.62%, 03/17/99                          14,980       14,980
                                                       --------
                                                         38,935
                                                       --------
VIRGINIA -- 0.3%
Virginia State Public School Authority
  School Equipment Financing Notes TOB
  Series 5 / (Bankers Trust LOC)
   3.64%, 02/10/99                          19,685       19,685
                                                       --------


                                            Par          Value
                                          --------     --------
WISCONSIN -- 0.3%
Wisconsin Housing & Economic Development
  Authority Home Ownership TOBP (PT-194) /
  (Banco Santander SA LOC)
   3.84%, 05/13/99                        $ 15,610     $ 15,610
                                                       --------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $105,750)                                       105,750
                                                       --------
GENERAL OBLIGATIONS -- 1.3% (b)
ALABAMA -- 0.1%
Alabama State GO
   3.58%, 03/01/99                           3,000        3,045
                                                       --------
ARIZONA -- 0.1%
Maricopa County, Arizona GO (School
  District 210) Series 1995B
   3.85%, 07/01/98                           3,500        3,500
Pima County Arizona GO / (MBIA Insurance)
   3.73%, 07/01/99                           3,380        3,414
                                                       --------
                                                          6,914
                                                       --------
CONNECTICUT -- 0.0%
Connecticut State GO
   3.78%, 12/15/98                           1,500        1,508
                                                       --------
DELAWARE -- 0.1%
Wilmington, Delaware GO /
  (MBIA Insurance)
   3.54%, 10/01/98                           4,455        4,471
                                                       --------
FLORIDA -- 0.1%
Dade County, Florida School District GO /
  (MBIA Insurance)
   3.50%, 08/01/98                           3,985        3,993
                                                       --------
GEORGIA -- 0.2%
Cherokee County, Georgia School System GO
   3.78%, 02/01/99                           7,330        7,330
Georgia State GO Series D
   3.55%, 11/01/98                           1,175        1,188
                                                       --------
                                                          8,518
                                                       --------
HAWAII -- 0.0%
Hawaii County, Hawaii GO Series A /
  (Escrowed To Maturity & FGIC Insurance)
   3.80%, 06/01/99                           1,000        1,028
                                                       --------

                                            Par          Value
                                          --------     --------
ILLINOIS -- 0.1%
Arlington Heights, Illinois Parking
  District GO (FGIC Insurance)
   3.65%, 12/01/98                         $ 1,430     $  1,432
Bolingbrook Park District, Illinois GO /
  (MBIA Insurance)
   3.80%, 01/01/99                           1,650        1,652
Chicago Park, Illinois District GO
  Refunding Bonds / (FGIC Insurance)
   3.83%, 01/01/99                           2,000        2,016
Chicago, Illinois School Financing
  Authority Refunding GO Series 1992A /
  (FGIC Insurance)
   3.75%, 06/01/99                             500          509
                                                       --------
                                                          5,609
                                                       --------
IOWA -- 0.0%
Cedar Rapids, Iowa GO
   3.80%, 06/01/99                           1,445        1,450
                                                       --------
MARYLAND -- 0.0%
Anne Arundel County, Maryland GO
   3.55%, 09/01/98                           2,110        2,113
                                                       --------
NEVADA -- 0.1%
Washoe County, Nevada School District GO /
  (MBIA Insurance)
   3.65%, 08/01/98                           3,270        3,273
                                                       --------
NEW JERSEY -- 0.0%
Hamilton Township, New Jersey GO /
  (MBIA Insurance)
   3.75%, 08/01/98                           1,500        1,501
Middletown Township, New Jersey Board of
  Education GO / (MBIA Insurance)
   3.51%, 08/01/98                             500          501
                                                       --------
                                                          2,002
                                                       --------
NEW MEXICO -- 0.1%
Albequerque, New Mexico GO
  Series 1992B
   3.65%, 07/01/98                           4,000        4,000
                                                       --------
NEW YORK -- 0.0%
Islip, New York GO / (MBIA Insurance)
   3.55%, 08/15/98                           1,000        1,002
                                                       --------


                                            Par          Value
                                          --------     --------
OKLAHOMA -- 0.0%
Tulsa, Oklahoma GO Refunding Bonds
  Series 1992B
   3.70%, 12/01/98                         $ 2,390     $  2,410
                                                       --------
PENNSYLVANIA -- 0.2%
Berks County, Pennsylvania GO /
  (FGIC Insurance)
   3.70%, 11/15/98                           1,000        1,015
Pennsylvania State GO / (FGIC Insurance)
   3.75%, 11/15/98                           7,675        7,717
Philadelphia, Pennsylvania School
  District Refunding GO Series 1993A /
  (MBIA Insurance)
   3.82%, 07/01/98                           5,000        5,000
                                                       --------
                                                         13,732
                                                       --------
SOUTH CAROLINA -- 0.0%
Chester County, South Carolina School
  District GO Refunding Bonds /
  (AMBAC Insurance)
   3.78%, 02/01/99                           1,010        1,026
                                                       --------
TENNESSEE -- 0.0%
Shelby County, Tennessee GO Revenue
  Refunding Bonds Series A
   4.00%, 08/01/98                             655          656
                                                       --------
TEXAS -- 0.1%
Port Neches-Groves, Texas Independent
  School District GO / (Texas Permanent
  School Fund LOC)
   3.70%, 02/15/99                           1,000        1,020
Texas State GO
   3.77%, 10/01/98                           3,000        3,031
                                                       --------
                                                          4,051
                                                       --------
WASHINGTON -- 0.1%
Thurston County, Washington GO Refunding
  Bonds / (MBIA Insurance)
   3.70%, 08/01/98                           2,260        2,262
Washington State Motor Vehicle Tax GO /
  (Escrowed To Maturity With Government
  Securities LOC)
   3.77%, 03/01/99                           1,975        2,016
                                                       --------
                                                          4,278
                                                       --------

SCHWAB MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par          Value
                                          --------     --------
WISCONSIN -- 0.0%
Wisconsin State GO
   3.75%, 05/01/99                         $ 2,000   $    2,016
                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $77,095)                                         77,095
                                                     ----------
REVENUE ANTICIPATION NOTES -- 1.2% (b)
MASSACHUSETTS -- 1.2%
Massachusetts Bay Transportation
  Authority RAN Series 1998S
   3.60%, 02/26/99                          75,000       75,309
                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $75,309)                                         75,309
                                                     ----------
OPTIONAL PUT BONDS -- 1.2% (b)
ILLINOIS -- 0.2%
Chicago, Illinois GO Put Bond
   3.51%, 10/29/98                          13,100       13,100
Illinois State GO Put Bond
   3.77%, 02/01/99                           1,305        1,310
                                                     ----------
                                                         14,410
                                                     ----------
TEXAS -- 0.8%
Grapevine, Texas Industrial Development
  Corp. Airport RB Put Bonds (Singer
  County Project) / (Bank of Montreal LOC)
   3.90%, 04/01/99                          18,975       18,975
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1992B / (SLMA LOC)
   3.95%, 09/01/98                           6,000        6,000
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1993B-1 / (SLMA LOC)
   3.70%, 07/01/98                          11,000       11,000
Greater East Texas Higher Education
  Authority Student Loan RB Put Bonds
  Series 1995B / (SLMA LOC)
   4.00%, 07/01/98                          10,000       10,000
                                                     ----------
                                                         45,975
                                                     ----------


                                            Par         Value
                                          --------   ----------
WYOMING -- 0.2%
Lincoln County, Wyoming Pollution Control
  RB (Amoco Project) Series 1983
   3.59%, 10/01/98                         $14,350   $   14,353
                                                     ----------
TOTAL OPTIONAL PUT BONDS
  (Cost $74,738)                                         74,738
                                                     ----------
CERTIFICATES OF PARTICIPATION -- 0.2% (b)
FLORIDA -- 0.0%
Seminole County, Florida School Board
  COP / (MBIA Insurance)
   3.53%, 07/01/98                           2,315        2,315
                                                     ----------
GEORGIA -- 0.0%
Atlanta, Georgia COP (Atlanta Pretrial
  Detention Center Project) /
  (MBIA Insurance)
   3.70%, 12/01/98                           1,630        1,639
                                                     ----------
OREGON -- 0.2%
Multnomah County, Oregon COP
   3.55%, 08/01/98                           3,840        3,841
                                                     ----------
PENNSYLVANIA -- 0.0%
Pennsylvania State COP /
  (FSA Insurance)
   3.78%, 05/01/99                           1,080        1,099
                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $8,894)                                           8,894
                                                     ----------
TAX ANTICIPATION NOTES -- 0.1% (b)
KANSAS -- 0.1%
Hutchinson, Kansas GO
   3.78%, 04/01/99                           3,160        3,160
Wichita, Kansas TAN
   3.70%, 04/29/99                           3,655        3,664
                                                     ----------
                                                          6,824
                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $6,824)                                           6,824
                                                     ----------
TOTAL INVESTMENTS -- 101.3%
  (Cost $6,112,205)                                   6,112,205
                                                     ----------
OTHER ASSETS AND LIABILITIES -- (1.3%)
   Other Assets                                         212,216
   Liabilities                                        (289,709)
                                                     ----------
                                                        (77,493)
                                                     ----------
NET ASSETS -- 100.0%                                 $6,034,712
                                                     ==========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                             Par         Value
                                           -------     --------
VARIABLE RATE OBLIGATIONS -- 56.8% (a)
CALIFORNIA -- 56.8%
ABAG Financing Authority for Non-Profit
  Organizations COP (Bentley School) /
  (Banque Nationale de Paris LOC)
   3.70%, 07/07/98                         $ 5,230   $    5,230
ABAG Financing Authority for Non-Profit
  Organizations COP (Harker School
  Project) / (First Trust NA LOC)
   3.15%, 07/07/98                           5,630        5,630
ABAG Financing Authority M/F Housing RB
  (Mountain View Apartments)
  Series 1997A / (Comerica Bank LOC)
   3.60%, 07/07/98                           3,500        3,500
Alameda-Contra Costa, California School
  Financial Authority COP (Capital
  Improvement Finance Project) /
  (Canadian Imperial Bank of Commerce LOC)
   3.20%, 07/07/98                             850          850
Alameda County, California IDRB (Aitchison
  Family Project) Series 1993A /
  (Wells Fargo Bank LOC)
   3.55%, 07/07/98                           2,840        2,840
Alameda County, California IDRB
  (Association Heat & Control
  Project) / (Wells Fargo Bank LOC)
   3.55%, 07/07/98                             845          845
Alameda County, California IDRB
  (JMS Family Partners) Series A /
  (Wells Fargo Bank LOC)
   3.55%, 07/01/98                           1,400        1,400
Alameda County, California IDRB
  (Scientific Technology Project)
  Series 1994A / (Banque Nationale
  de Paris LOC)
   3.55%, 07/07/98                           2,840        2,840
Anaheim, California COP (Anaheim Memorial
  Hospital Assoc. Project) / (AMBAC
  Insurance & ABN-Amro SPA)
   3.10%, 07/07/98                           1,070        1,070
Anaheim, California COP (Police Facility
  Financing Project) / (AMBAC Insurance &
  ABN AMRO SPA)
   3.10%, 07/07/98                             750          750

                                            Par         Value
                                          --------   ----------
Anaheim, California Housing Authority M/F
  Housing RB (Casa Grande Apartments)
  Series 1997A / (FNMA
  Collateral Agreement)
   3.40%, 07/07/98                         $ 3,795   $    3,795
Anaheim, California Housing
  Authority M/F Housing RB (Heritage
  Village Apartments Project)
  Series 1992A / (Multiple Credit
  Enhancements)
   3.25%, 07/07/98                           3,185        3,185
Anaheim, California Housing Authority
  M/F Housing RB (Port Trinidad Apartments)
  Series 1997C / (FNMA Collateral Agreement)
   3.40%, 07/07/98                           2,140        2,140
Auburn, California Unified School
  District COP / (Banque Nationale
  Paris LOC)
   3.15%, 07/07/98                          10,750       10,750
Avalon, California Community Improvement
  Agency Tax Allocation RB / (Union Bank
  of California LOC)
   3.90%, 07/07/98                          10,225       10,225
Basset, California COP (Union School
  District Capital Improvement Project) /
  (Union Bank of California LOC)
   4.10%, 07/02/98                           6,435        6,435
Big Bear Lake, California IDRB COP
  (Southwest Gas Corp. Project)
  Series A / (Union Bank of
  Switzerland LOC)
   3.15%, 07/07/98                          27,800       27,800
Burbank, California Redevelopment Agency
  M/F Housing RB / (FHLB Collateral
  Agreement)
   2.75%, 07/07/98                           6,800        6,800
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo) Series 1993B
   3.05%, 07/07/98                           4,860        4,860
California Eastern Water Municipal
  District Water & Sewer Revenue COP
  Series 1993B / (FGIC Insurance
  & Rabobank SPA)
   3.00%, 07/07/98                          17,000       17,000
California Economic Development Financing
  Authority (Lion Raisin Project) /
  (Bank of America NT & SA LOC)
   3.60%, 07/07/98                           1,000        1,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par        Value
                                           -------    ---------
California Finance Authority Pollution
  Control RB (Pacific Gas & Electric
  Company) / (Bank of America LOC)
   3.35%, 07/01/98                         $ 4,000    $  4,000
California Health Facilities Financing
  Authority RB (Adventist Health)
  Series A / (MBIA Insurance &
  California State Teacher Retirement SPA)
   3.50%, 07/07/98                           4,000       4,000
California Health Facilities Financing
  Authority RB (Catholic Health Care) /
  (MBIA Insurance & Rabobank Nederland
  Liquidity)
   3.00%, 07/07/98                          12,400      12,400
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1988C / (MBIA Insurance &
  Morgan Guaranty Trust SPA)
   3.00%, 07/07/98                           1,100       1,100
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1996B / (MBIA Insurance &
  Rabobank Nederland SPA)
   3.00%, 07/07/98                          10,600      10,600
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1996D / (MBIA Insurance &
  Rabobank Nederland N.V. SPA)
   3.00%, 07/07/98                           2,400       2,400
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series A / (MBIA Insurance & Morgan
  Guaranty Trust SPA)
   3.00%, 07/07/98                           1,400       1,400
California Health Facilities Financing
  Authority RB (Children's Hospital
  Project) Series 1991 /
  (MBIA Insurance & Swiss Bank SBPA)
   3.00%, 07/07/98                          10,150      10,150
California Health Facilities Financing
  Authority RB (Kaiser Permanente
  Medical Center) Series 1993A
   3.50%, 07/07/98                          18,400      18,400
California Health Facilities Financing
  Authority RB (Kaiser Permanente
  Medical Center) Series 1993B
   3.50%, 07/07/98                          19,900      19,900


                                            Par        Value
                                          --------   ----------
California Health Facilities Financing
  Authority RB (M/F Housing III)
  Series 1997B / (Multiple Credit
  Enhancements)
   3.25%, 07/07/98                        $ 14,600   $  14,600
California Health Facilities Financing
  Authority RB (Scripps Memorial Hospital)
  Series 1985B / (MBIA Insurance &
  Morgan Guaranty Trust Co.-New York LOC)
   3.20%, 07/07/98                          15,120      15,120
California Health Facilities Financing
  Authority RB (Scripps Memorial Hospital)
  Series 1991A / (MBIA Insurance &
  Morgan Guaranty Trust Co.-New York LOC)
   3.20%, 07/07/98                           1,200       1,200
California Health Facilities Financing
  Authority RB (Scripps Memorial Hospital)
  Series 1991B / (MBIA Insurance & Swiss
  Bank SBPA)
   3.20%, 07/07/98                             400         400
California Health Facilities Financing
  Authority RB (St. Francis Hospital)
  Series 1995E / (MBIA Insurance &
  Rabobank Nederland N.V. SBPA)
   3.00%, 07/07/98                           4,800       4,800
California Health Facilities Financing
  Authority RB (St. Francis Hospital)
  Series 1995F / (MBIA Insurance &
  Rabobank Nederland N.V. SBPA)
   3.15%, 07/07/98                          30,000      30,000
California Health Facilities Financing
  Authority RB (Sutter Health Project)
  Series 1990A / (Morgan Guaranty Trust
  Co.-New York LOC)
   3.30%, 07/01/98                           1,700       1,700
California Pollution Control Financing
  Authority RB(Green Team of San Jose
  Project) / (Wells Fargo Bank LOC)
   3.25%, 07/07/98                           5,000       5,000
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric Co.
  Project) Series 1996B / (Rabobank
  Nederland N.V. LOC)
   3.25%, 07/07/98                         119,700     119,700

                                            Par        Value
                                          --------   ----------
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric)
  Series A / (Swiss Bank LOC)
   3.15%, 07/07/98                        $143,000   $  143,000
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric)
  Series B / (Deutsche Bank LOC)
   3.40%, 07/01/98                           1,000        1,000
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric)
  Series C / (North Kredietbank LOC)
   3.60%, 07/01/98                           7,500        7,500
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric)
  Series D
   3.35%, 07/01/98                          11,400       11,400
California Pollution Control Financing
  Authority RB (Reynolds Metals Co.
  Project) Series 1985 / (National
  Westminster Bank PLC LOC)
   3.30%, 07/07/98                           1,300        1,300
California Pollution Control Financing
  Authority RB (Shell Oil Project)
  Series 1991C
   3.25%, 07/01/98                             300          300
California Pollution Control Financing
  Authority RB (Southern California Edison)
  Series 1986A
   3.45%, 07/01/98                           6,200        6,200
California Pollution Control Financing
  Authority RB (Southern California Edison)
  Series D
   3.45%, 07/01/98                             400          400
California Pollution Control Financing
  Authority Resource Recovery RB (Sanger
  Project) Series 1990A / (Credit
  Suisse LOC)
   3.15%, 07/07/98                           2,800        2,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (West Valley Project) Series 1997A /
  (Union Bank of California LOC)
   3.25%, 07/07/98                           9,400        9,400
California Pollution Control Financing
  Authority Solid Waste Disposal RB /
  (Union Bank of California LOC)
   3.25%, 07/07/98                          13,670       13,670


                                            Par        Value
                                          --------   ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project) Series
  1995A / (Wells Fargo Bank LOC)
   3.25%, 07/07/98                        $ 19,335   $  19,335
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises Project) Series
  1995A / (Wells Fargo Bank LOC)
   3.25%, 07/01/98                           4,200        4,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtec Waste Industries Project)
  Series 1995A / (Union Bank of
  California LOC)
   3.25%, 07/07/98                           5,010        5,010
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990A /
  (Swiss Bank LOC)
   3.15%, 07/07/98                          12,900       12,900
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990B /
  (Swiss Bank LOC)
   3.15%, 07/07/98                          11,590       11,590
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990C /
  (Swiss Bank LOC)
   3.15%, 07/07/98                           2,490        2,490
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Contra Costa Services) Series 1995A /
  (Bank of America LOC)
   3.20%, 07/07/98                           4,200        4,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Edco Disposal Corp. Project)
  Series 1996A / (Wells Fargo Bank LOC)
   3.25%, 07/01/98                          17,400       17,400
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Equity Stanislaus Project) / (Swiss
  Bank LOC)
   3.70%, 07/01/98                           7,000        7,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par        Value
                                          --------   ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Madera Disposable) Series A / (Bank
  Boston LOC)
   3.35%, 07/07/98                        $  1,800   $    1,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (New United Motor Manufacturing)
  Series A / (Bank of Tokyo LOC)
   4.15%, 07/07/98                           4,500        4,500
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara) / (Comerica Bank LOC)
   3.20%, 07/07/98                           4,495        4,495
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara) / (Wells Fargo Bank LOC)
   3.25%, 07/07/98                          11,700       11,700
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Martinez Refining) Series A
   3.40%, 07/07/98                          10,100       10,100
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Oil Co. Project) Series 1994A
   3.35%, 07/01/98                           5,600        5,600
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Oil Co. Project) Series 1994B
   3.35%, 07/01/98                           7,800        7,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Oil Co. Martinez Project)
  Series 1996B / (Shell Corp. Guaranty)
   3.35%, 07/01/98                          47,800       47,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Solag Disposal Project) Series 1997A /
  (Wells Fargo Bank LOC)
   3.25%, 07/07/98                           4,000        4,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB (Sun
  Valley Paper) / (Bank of America NT &
  SA LOC)
   3.20%, 07/07/98                           1,500        1,500


                                            Par        Value
                                          --------   ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Talco Plastics) Series 1997A /
  (Wells Fargo Bank LOC)
   3.55%, 07/07/98                        $  4,300   $    4,300
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Tri Community Recycle) / (Comerica
  Bank LOC)
   3.55%, 07/07/98                           2,455        2,455
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Various California Waste Recovery)
  Series 1996A / (Wells Fargo Bank LOC)
   3.25%, 07/07/98                           1,810        1,810
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Western Waste Industrial) Series
  1994A / (Union Bank of California LOC)
   3.70%, 07/07/98                           6,000        6,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  Series A / (Texas Commerce Bank NA LOC)
   3.25%, 07/07/98                          10,000       10,000
California State Economic Development
  Financing Authority (Mannesmann Dematic
  Corp.) / (Bayerische Landesbank
  Girozentrale LOC)
   3.55%, 07/07/98                           3,200        3,200
California State Economic Development
  Financing Authority IDRB (Calco
  Project) / (Wells Fargo LOC)
   3.85%, 07/07/98                             995          995
California State Economic Development
  Financing Authority IDRB (Gaiser Tool
  Project) / (Bank of America LOC)
   3.55%, 07/07/98                           3,270        3,270
California State Economic Development
  Financing Authority IDRB (Mercury Air
  Group) / (Bank Boston LOC)
   3.30%, 07/02/98                           5,000        5,000
California State Economic Development
  Financing Authority IDRB (Serra
  Microchassis Project)
   3.35%, 07/01/98                           1,800        1,800

                                            Par        Value
                                          --------   ----------
California State Economic Development
  Financing Authority IDRB (Serra
  Microchassis Project) Series
  1997A / (Dresdner Bank AG LOC)
   3.35%, 07/01/98                        $  1,900   $    1,900
California State Economic Development
  Financing Authority RB (Boyd
  Furniture) / (Chemical Bank LOC)
   3.50%, 07/07/98                           8,000        8,000
California State Economic Development
  Financing Authority RB (Bucks Center
  for Aging Project) / (California State
  Teachers Retirement & Canadian Imperial
  Bank of Commerce LOC)
   3.10%, 07/07/98                          43,500       43,500
California State Economic Development
  Financing Authority RB (Costa Macoroni
  Project) / (Wells Fargo Bank LOC)
   3.55%, 07/07/98                           3,710        3,710
California State Economic Development
  Financing Authority RB (Killion
  Industry's Project) / (Union Bank of
  California LOC)
   4.10%, 07/07/98                           6,500        6,500
California Statewide Community Development
  Authority COP / (Union Bank of
  California LOC)
   4.00%, 07/07/98                           2,485        2,485
California Statewide Community Development
  Authority IDRB (Biocol Investments LP)
  Series 1997B / (Union Bank LOC)
   3.75%, 07/07/98                           1,500        1,500
California Statewide Community Development
  Authority M/F Housing RB (Brookhollow
  Project) Series H / (Chase Bank of
  Texas NA LOC)
   3.65%, 07/02/98                           5,000        5,000
California Statewide Community Development
  Authority M/F Housing RB (Casa la Palma
  Project) Series G / (Chase Bank of
  Texas NA LOC)
   3.65%, 07/02/98                           7,000        7,000
California Statewide Community Development
  Authority M/F Housing RB / (Key Bank
  NA LOC)
   3.35%, 07/01/98                           2,450        2,450


                                            Par        Value
                                          --------   ----------
California Statewide Community
  Development Authority M/F Housing RB
  (Kimberly Woods Project) Series
  1995B / (FNMA Collateral Agreement)
   3.35%, 07/07/98                        $ 11,400   $   11,400
California Statewide Community
  Development Authority M/F Housing RB
  (Plaza Club Apartments) Series
  1997A / (Comerica Bank LOC)
   3.75%, 07/07/98                           9,000       9,000
California Statewide Community
  Development Authority RB COP (Kaiser
  Foundation Hospitals) / Guaranty
  Agreement Kaiser Foundation Health
  Plan, Inc.)
   3.50%, 07/07/98                          19,000       19,000
California Statewide Community
  Development Authority Revenue Refunding
  COP (St. Joseph Health System)
   3.20%, 07/07/98                           8,200        8,200
California Statewide Community
  Development Corp. IDRB / (California
  State Teachers Retirement System LOC)
   3.55%, 07/07/98                           1,000        1,000
California Statewide Community
  Development Corp. IDRB Series 1998C /
  (Mellon Bank LOC)
   3.55%, 07/07/98                           2,250        2,250
California Statewide Community
  Development Corp. IDRB (13th I
  Associates Project) / (Union Bank LOC)
   3.70%, 07/07/98                           5,185        5,185
California Statewide Community
  Development Corp. IDRB (Aerostar
  Properties Project) / (Union Bank of
  California LOC)
   3.40%, 07/07/98                           4,395        4,395
California Statewide Community
  Development Corp. IDRB (Agricultural
  Products, Inc. Project) / (Union Bank
  of California LOC)
   3.75%, 07/07/98                           1,400        1,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par        Value
                                          --------   ----------
California Statewide Community
  Development Corp. IDRB (Arm Inc.
  Project) Series 1994A / (Bank of
  Tokyo-Mitsubishi Ltd. LOC)
   3.85%, 07/07/98                        $    900   $      900
California Statewide Community
  Development Corp. IDRB (Cowden Metal
  Stamping) / (Union Bank of California
  LOC)
   3.75%, 07/07/98                           2,055        2,055
California Statewide Community
  Development Corp. IDRB (Drip In
  Irrigation Co.) / (Bank of America NT
  & SA LOC)
   3.55%, 07/07/98                           3,600        3,600
California Statewide Community
  Development Corp. IDRB (D.V. Industries)
  Series 1994A / (Bank of Tokyo-Mitsubishi
  Ltd. LOC)
   3.85%, 07/07/98                           1,315        1,315
California Statewide Community
  Development Corp. IDRB (Flambeau
  Airmold Project) / (Norwest Bank
  Minnesota NA LOC)
   3.55%, 07/07/98                           2,700        2,700
California Statewide Community
  Development Corp. IDRB (Industrial
  Dynamics, Co. Project) / (Union
  Bank of California LOC)
   3.75%, 07/07/98                           4,380        4,380
California Statewide Community
  Development Corp. IDRB (Pacific
  Handy Cutter Products Project) /
  (Union Bank of California LOC)
   3.75%, 07/07/98                             900          900
California Statewide Community
  Development Corp. IDRB (Packaging
  Innovation Project) Series 1994A /
  (Bank of Tokyo-Mitsubishi Ltd. LOC)
   3.85%, 07/07/98                           2,775        2,775
California Statewide Community
  Development Corp. IDRB (The Diamond
  Foods Project) Series 1991 /
  (Union Bank of California LOC)
   3.75%, 07/07/98                           1,415        1,415
California Statewide Community
  Development M/F Housing RB (Rio Vista
  Apartment Project) Series F /
  (Chase Bank of Texas NA LOC)
   3.65%, 07/07/98                           4,000        4,000


                                            Par        Value
                                          --------   ----------
California Statewide Community Industrial
  Development Revenue Refunding Bonds
  (Golden Valley Project) Series A /
  (Bank of America NT & SA LOC)
   3.55%, 07/07/98                        $  2,100   $    2,100
California Statewide M/F Housing
  Authority (Sunrise of Moraga) Series
  1997G / (Heller Financial Inc. LOC)
   3.45%, 07/07/98                           3,600        3,600
California Statewide M/F Housing
  Authority RB (Woodsong Apartments)
  Series 1997B / (FNMA LOC)
   3.40%, 07/07/98                           3,427        3,427
California Water Resource Finance
  Authority / (Credit Suisse First
  Boston & FSA Insurance)
   3.40%, 07/01/98                          26,600       26,600
Carlsbad, California M/F Housing Revenue
  Refunding Bonds COP (La Costa Apartment
  Project) Series 1993A / (Bank of
  America LOC)
   3.05%, 07/07/98                          11,720       11,720
Chula Vista, California IDRB (San Diego
  Gas & Electric Project) Series 1993A /
  (Bank of America LOC)
   3.25%, 07/07/98                          11,800       11,800
Concord, California M/F Housing Mortgage
  RB (Bel Air Apartments Project) Series
  1986A / (Bank of America LOC)
   3.30%, 07/07/98                           3,000        3,000
Concord, California M/F Housing Authority
  RB (California Hill Apartments) Series
  1989A / (U.S. Bank of Washington LOC)
   3.85%, 07/07/98                           5,450        5,450
Contra Costa County, California M/F
  Housing Mortgage RB (El Cerrito Project)
  Series A / (Bank of America LOC)
   3.30%, 07/07/98                             980          980
Duarte, California Redevelopment Agency
  COP (Johnson Duarte Partners Project)
  Series 1984B / (Bank of America LOC)
   3.15%, 07/07/98                           1,600        1,600

                                            Par        Value
                                          --------   ----------
Duarte, California Redevelopment Agency
  COP (Piken Duarte Partners Project)
  Series 1984A / (Bank of America LOC)
   3.15%, 07/07/98                        $  4,250   $    4,250
Dublin, California Housing Authority M/F
  Housing RB (Park Siera) Series A /
  (Kredietbank N.V. LOC)
   3.15%, 07/01/98                           5,800        5,800
El Cajon, California M/F Housing RB
  (Pinewood Apartments) / (FHLB LOC)
   3.35%, 07/07/98                           1,450        1,450
El Cajon, California Redevelopment Bonds
  M/F Housing RB (Mollison & Madison) /
  (FHLB LOC)
   3.35%, 07/02/98                           5,400        5,400
Encinitas, California M/F Housing Revenue
  Refunding Bonds (Torrey Pines Project)
  Series A / (Bank of America LOC)
   3.00%, 07/07/98                           8,100        8,100
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series 1995B / (Morgan
  Guaranty Trust Co.-New York LOC)
   3.00%, 07/07/98                          15,600       15,600
Foothill, California Eastern
  Transportation Corridor Agency Toll
  Road RB Series 1995C / (Credit
  Suisse LOC)
   3.10%, 07/07/98                           1,500        1,500
Fremont, California M/F Housing Revenue
  Refunding COP (Amber Court Apartments
  Project) Series 1990A / (U.S. Bank of
  California LOC)
   3.60%, 07/07/98                          10,000       10,000
Fresno, California IDA (Keiser Corp.) /
  (Comerica Bank LOC)
   3.55%, 07/07/98                           2,295        2,295
Hayward, California M/F Housing RB
  (Timbers Apartments) Series A / (Chase
  Manhattan Bank LOC)
   3.10%, 07/01/98                           3,700        3,700


                                            Par        Value
                                          --------   ----------
Indio, California M/F Redevelopment Bonds
  Refunding Housing Mortgages (Carreon
  Apartments ) Series 1996A / (Redlands
  Bank & FHLB LOC)
   3.25%, 07/07/98                        $  3,950   $    3,950
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District) / (Canadian Imperial Bank of
  Commerce LOC)
   3.20%, 07/07/98                           2,000        2,000
Irvine Ranch, California Improvement Bond
  Act 1915 RB(Assessment District) /
  (Canadian Imperial Bank of
  Commerce LOC)
   3.30%, 07/01/98                             500          500
Irvine Ranch, California Improvement Bond
  Act 1915 RB (Assessment District) /
  (Societe Generale LOC)
   3.30%, 07/01/98                           9,000        9,000
Irvine Ranch, California Public
  Facilities & Infrastructure Authority
  Lease Revenue Capital Improvement Bonds
  Series 1987 / (National Westminster
  Bank PLC LOC)
   3.20%, 07/07/98                           1,600        1,600
Irvine Ranch, California Water District
  Consolidated District Numbers 140, 240,
  105, 250 RB Series 1985B / (Bank of
  America LOC)
   3.30%, 07/01/98                           4,900        4,900
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds
  Series 1985A1 / (Landesbank Hessen LOC)
   3.30%, 07/01/98                             400          400
Irvine Ranch, California Water District
  Consolidated Revenue Refunding Bonds
  Series 1993A / (Bank of America LOC)
   3.25%, 07/01/98                           2,500        2,500
Irvine Ranch, California Water District
  Improvement Bond Limited Obligation
  No. 97-17 / (Bayerische Vereinsbank LOC)
   3.30%, 07/01/98                          11,900       11,900
Lancaster, California Redevelopment
  Agency M/F RB (Woodcreek Garden
  Apartments Project) Series 1985J /
  (Bank of Tokyo-Mitsubishi Ltd. LOC)
   3.70%, 07/07/98                           9,800        9,800

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par        Value
                                          --------   ----------
Livermore, California COP (Reverse
  Osmosis Project) / (National
  Westminster Bank PLC LOC)
   3.45%, 07/01/98                        $  1,900   $    1,900
Livermore, California M/F Housing
  Revenue Refunding Bonds (Arbors
  Apartment Project) Series 1991A /
  (U.S. Bank of Washington LOC)
   3.55%, 07/07/98                           9,005        9,005
Livermore, California M/F Housing
  Revenue Refunding Bonds (Diablo Vista
  Apartments Project) Series 1990A /
  (Union Bank LOC)
   3.55%, 07/07/98                           6,950        6,950
Long Beach, California Housing Authority
  M/F Housing RB (Channel Point
  Apartments) / (FNMA Collateral
  Agreement)
   3.20%, 07/07/98                           6,250        6,250
Los Angeles, California Community
  Redevelopment Agency (Grand Promenade
  Project) / (Bank of America LOC)
   3.00%, 07/07/98                          26,700       26,700
Los Angeles, California Community
  Redevelopment Agency COP (Baldwin Hills
  Public Parking Project) Series B /
  (Wells Fargo Bank LOC)
   3.30%, 07/07/98                          20,600       20,600
Los Angeles, California Community
  Redevelopment Agency COP (Broadway
  Springs Center Project) Series 1987 /
  (Bank of America LOC)
   3.15%, 07/07/98                          10,200       10,200
Los Angeles, California M/F Housing RB
  (Beverly Park Apartments) / (Chemical
  Bank LOC)
   3.15%, 07/07/98                          23,100       23,100
Los Angeles, California M/F Housing RB
  (Lucas Studios Project) Series 1991D /
  (Bank of America LOC)
   3.40%, 07/07/98                           3,000        3,000
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985A / (Bank of
  America LOC)
   3.00%, 07/07/98                           3,300        3,300


                                             Par        Value
                                          --------   ----------
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985B / (Bank of
  America LOC)
   3.00%, 07/07/98                        $  3,500   $    3,500
Los Angeles County, California Housing
  Authority M/F Mortgage RB / (Coast
  Federal Bank LOC)
   3.05%, 07/06/98                           1,100        1,100
Los Angeles County, California Housing
  Authority M/F Housing RB (Malibu Canyon
  Apartments Project) Series B / (FHLB LOC)
   3.05%, 07/07/98                          43,600       43,600
Los Angeles County, California Housing
  Authority M/F Housing RB (Park Sierra
  Project) / (Citibank LOC)
   3.25%, 07/07/98                          30,500       30,500
Los Angeles County, California
  Metropolitan Transportation Authority
  Revenue Refunding Bonds Series 1993A /
  (MBIA Insurance & Credit Local de
  France SPA)
   3.00%, 07/07/98                          15,000       15,000
Los Angeles County, California M/F
  Mortgage Revenue Refunding Bonds
  (Casden Community Complex) Series
  1991C / (FHLB LOC)
   2.90%, 07/07/98                           3,200        3,200
Los Angeles County, California Pension
  Revenue Refunding Bond Series 1996A /
  (AMBAC Insurance & Natwest Bank NA SBPA)
   3.10%, 07/07/98                           4,900        4,900
Los Angeles County, California Pension
  Revenue Refunding Bonds Series 1996A /
  (AMBAC Insurance & Bank of Nova
  Scotia SPA)
   3.10%, 07/07/98                           1,200        1,200
Madera, California Public Financing
  Municipal Golf Course Revenue
  Refinancing Authority / (Union
  Bank of California LOC)
   3.90%, 07/07/98                           1,950       1,950

                                            Par        Value
                                          --------   ----------
Metropolitan Water District of Southern
  California Revenue Refunding Bonds
  Series 1996A / (ABN-Amro Bank N.V.
  SBPA & AMBAC Insurance)
   3.00%, 07/07/98                        $  7,430   $    7,430
Metropolitan Water District of Southern
  California Revenue Refunding Bonds
  Series 1997C / (Bank of America NT &
  SA LOC)
   2.90%, 07/07/98                           5,000        5,000
Modesto, California High School District
  & Modesto City School District COP
  (Capital Facilities Project) Series
  1991 / (Bank of Tokyo-Mitsubishi
  Ltd. LOC)
   3.15%, 07/07/98                           4,775        4,775
Moorpark, California M/F Housing Revenue
  Refunding Bonds (Le Club Apartments
  Project) Series A / (Citibank LOC)
   3.05%, 07/07/98                           6,000        6,000
MSR Public Power Agency Subordinate Lien
  (San Juan Project) Series 1997D /
  (MBIA Insurance & NatWest LOC)
   3.15%, 07/07/98                           1,500        1,500
Northern California Power Agency Public
  Power Revenue Refunding Bonds
  (Geothermal Project 3A) / (AMBAC
  Insurance & Bank of Nova Scotia LOC)
   3.10%, 07/07/98                           9,945        9,945
Orange County, California Apartment
  Development RB Series 1985U /
  (Chemical Bank LOC)
   3.20%, 07/07/98                           9,200        9,200
Orange County, California Apartment
  Development RB Series 1985V /
  (Metropolitan Life Insurance Co.
  Guarantee)
   3.10%, 07/07/98                          15,150       15,150
Orange County, California Apartment
  Development RB Series 1985V / (Wells
  Fargo Bank LOC)
   3.50%, 07/07/98                          12,050       12,050
Orange County, California Apartment
  Development Revenue Refunding Bonds
  (Jess L. Frost Project) Series 1985B /
  (Wells Fargo Bank LOC)
   3.40%, 07/07/98                           8,200        8,200


                                            Par        Value
                                          --------   ----------
Orange County, California Apartment
  Development Revenue Refunding Bonds
  (The Lakes Project #185) Series 1991A /
  (Citibank LOC)
   3.40%, 07/07/98                        $ 32,050   $   32,050
Orange County, California COP (Florence
  Crittenton Services Project)
  Series 1990 / (Swiss Bank LOC)
   3.20%, 07/07/98                           4,300        4,300
Orange County, California M/F Housing RB
  (Lantern Pines) / (Bank of America NT &
  SA LOC)
   3.00%, 07/07/98                           3,500        3,500
Orange County, California Sanitation
  District COP (Sanitation Districts
  1, 2, 3, 5, 6, 7 & 11) Series 1992C /
  (AMBAC Insurance & Industrial Bank of
  Japan SBPA)
   3.00%, 07/07/98                          12,270       12,270
Orange County, California Sanitation
  District COP (Sanitation Districts
  1, 2, 3, 5, 6, 7 & 11) Series C /
  (FGIC Insurance & FGIC SPA)
   3.50%, 07/01/98                           3,800        3,800
Panama Buena Vista, California Unified
  School District COP (1994 Capital
  Improvement Financing Project) /
  (Union Bank of California LOC)
   4.10%, 07/07/98                           4,000        4,000
Petaluma, California Community M/F
  Housing Authority (Oakmont At
  Petaluma) / (U.S. Bank NA LOC)
   3.55%, 07/07/98                           2,550        2,550
Pinole, California Redevelopment Agency
  M/F Housing RB (East Bluff Apartments
  Project) / (Comerica Bank LOC)
   3.60%, 07/07/98                           2,559        2,559
Pleasant Hill, California M/F Housing RB
  (Brookside Apartments Project) /
  (FNMA LOC)
   3.00%, 07/07/98                           5,300        5,300
Pleasant Hill, California Redevelopment
  Agency M/F Housing (Chateau III Project)
  Series A / (Commerzbank AG LOC)
   3.45%, 07/07/98                           1,060        1,060

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par        Value
                                          --------   ----------
Riverside County, California Community
  Facilities District #88-4 (Winchester
  Ranch) / (Kredietbank N.V. LOC)
   3.05%, 07/07/98                        $ 18,100   $   18,100
Riverside County, California Housing
  Authority M/F Housing RB (Briarwood
  Apartment Project) Series 1985C /
  (FHLB LOC)
   3.40%, 07/07/98                           4,500        4,500
Riverside County, California Housing
  Authority M/F Housing RB (Victoria
  Springs Apartments Project) / (Bank of
  America NT & SA LOC)
   3.40%, 07/07/98                           9,300        9,300
Riverside County, California IDA RB
  (Calmold Inc Project) / (Union Bank of
  California LOC)
   3.45%, 07/07/98                           2,800        2,800
Riverside County, California IDA RB
  (Cryogenic Project) Series B /
  (Rabobank Nederland LOC)
   3.15%, 07/07/98                           4,100        4,100
Riverside County, California M/F
  Housing RB (Ambergate Apartments)
  Series 1992A / (Union Bank of
  California LOC)
   3.25%, 07/07/98                           3,000        3,000
Riverside County, California M/F
  Housing RB (Tyler Village Project) /
  (Chase Manhattan LOC)
   3.40%, 07/07/98                           7,860        7,860
Sacramento County, California COP
  (Administration Center & Court House
  Project) / (Union Bank of Switzerland
  LOC)
   3.15%, 07/07/98                          18,100       18,100
Sacramento County, California Housing
  Authority M/F Housing RB (Chesapeake
  Commons) Series 1997A / (Bank One LOC)
   3.35%, 07/07/98                          20,000       20,000
Salinas, California Apartment Development
  M/F Housing RB (Mariner Villa Project)
  Series 1985B / (Bank of America LOC)
   3.00%, 07/07/98                           2,725        2,725


                                            Par        Value
                                          --------   ----------
San Bernardino County, California COP
  (Glen Helen Blockbuster Pavilion
  Project) Series 1994C / (Bank of
  Tokyo-Mitsubishi Bank LOC)
   3.90%, 07/07/98                        $  6,845   $    6,845
San Bernardino County, California
  Housing Authority M/F Housing RB
  (Montclair Heritage) Series 1993A /
  (FHLB LOC)
   3.30%, 07/07/98                           4,620        4,620
San Bernardino County, California
  Housing Authority M/F Housing RB
  (Rialto Heritage) Series 1993A /
  (FHLB LOC)
   3.30%, 07/02/98                           4,330        4,330
San Bernardino County, California M/F
  Housing RB (Western Properties Project
  IV) Series 1985 / (Bank of America LOC)
   3.00%, 07/07/98                           4,100        4,100
San Diego, California Housing Authority
  M/F Housing RB (La Cima) Series 1985K /
  (Citibank LOC)
   3.05%, 07/07/98                           4,005        4,005
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (Fillmore Center Project) Series A1 /
  (Citibank LOC)
   3.40%, 07/07/98                          26,500       26,500
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (Fillmore Center Project) Series A2 /
  (Citibank LOC)
   3.45%, 07/07/98                           3,750        3,750
San Francisco, California City & County
  Redevelopment Agency M/F Housing RB
  (Rincon Center Apartments) Series
  1985B / (Citibank LOC)
   3.20%, 07/07/98                           8,805        8,805
San Francisco, California Housing
  Authority M/F Housing RB (Magnolia
  Plaza) Series A / (Wells Fargo Bank LOC)
   3.40%, 07/07/98                           4,500        4,500

                                            Par        Value
                                          --------   ----------
San Jose, California M/F Housing RB
  (Carlton Plaza) Series A /
  (Commerzbank AG LOC)
   3.50%, 07/02/98                        $  5,000   $    5,000
San Jose, California M/F Housing Revenue
  Authority (Almaden Lake Apartments)
  Series 1997A / (Bank of America LOC)
   3.40%, 07/07/98                           6,500        6,500
San Jose, California M/F Housing RB
  (Seinna at Renaissance Project)
  Series 1996A / (Key Bank NA LOC)
   3.40%, 07/07/98                          12,500       12,500
San Jose, California Redevelopment Agency
  RB (Merged Area Redevelopment Project) /
  (Morgan Guaranty Trust Co.-New York LOC)
   3.00%, 07/01/98                           5,000        5,000
San Jose, California Redevelopment Agency
  RB (Merged Area Redevelopment Project)
  Series 1996A / (Morgan Guaranty
  Trust Co.-New York LOC)
   3.20%, 07/07/98                          10,600       10,600
San Jose, California Redevelopment M/F
  Housing (101 San Fernando Apartments)
  Series A / (Bank One LOC)
   3.30%, 07/01/98                          28,000       28,000
San Leandro, California M/F Housing RB
  (Carlton Plaza Project) Series A /
  (Commerzbank AG LOC)
   3.45%, 07/02/98                           1,900        1,900
San Lorenzo, California Unified School
  District COP (Capital Improvement
  Financing Project) / (Banque Nationale
  de Paris LOC)
   3.60%, 07/07/98                          17,000       17,000
Santa Ana, California Unified School
  District COP (Land Acquisition
  Project) / (Banque Nationale de
  Paris LOC)
   3.10%, 07/07/98                           4,400        4,400
Santa Clara County, California Hospital
  Facility Authority RB (El Camino
  Hospital District-Valley Medical Center
  Project) Series 1985B / (Bayerische
  Vereinsbank LOC)
   3.00%, 07/07/98                           7,800        7,800


                                            Par        Value
                                          --------   ----------
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Brairwood Apartments) Series 1996B /
  (FNMA LOC)
   3.20%, 07/07/98                        $  7,800   $    7,800
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds (Grove
  Garden Apartments) Series 1997A /
  (FNMA LOC)
   3.20%, 07/07/98                          14,000       14,000
Santa Cruz County, California Housing
  Authority M/F Housing RB (Paloma Del
  Mar Apartments Project) Series 1992A /
  (Bank of Tokyo-Mitsubishi Ltd. LOC)
   4.15%, 07/07/98                           7,700        7,700
Santa Fe Springs, California IDA RB /
  (Wells Fargo Bank LOC)
   3.85%, 07/30/98                           4,000        4,000
Santa Rosa, California M/F Housing RB
  (Quail Run Apartments) Series 1997A /
  (U.S. Bank of Washington LOC)
   3.55%, 07/07/98                           4,850        4,850
Southern California Pubic Power Authority
  RB (Southern Transmission Project)
  Series 1991 / (AMBAC Insurance &
  Barclays LOC)
   3.10%, 07/07/98                           6,100        6,100
Southern California Pubic Power Authority
  Revenue Refunding Bonds (Palos Verdes
  Project) Series 1996B / (AMBAC Insurance
  & Morgan Guaranty SPA)
   3.10%, 07/07/98                           1,800        1,800
Southern California Pubic Power Authority
  Revenue Refunding Bonds Series C /
  (AMBAC Insurance/Morgan Guaranty SPA)
   3.10%, 07/07/98                           5,400        5,400
Turlock, California Irrigation District
  COP (Transmission Project, Municipal
  Utilities - Water & Sewer) Series
  1996A / (Societe Generale LOC)
   3.20%, 07/07/98                           2,100        2,100
Union City, California M/F Housing RB
  (Greenhaven Apartments) Series 1997A /
  (FNMA LOC)
   3.20%, 07/07/98                          10,975       10,975

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par        Value
                                          --------   ----------
Vallecitos, California Water District
  (Twin Oaks Reservoir Project) / (Credit
  Local de France LOC)
   3.00%, 07/07/98                        $  2,700   $    2,700
Victor Valley, California Community
  College District COP / (Multiple Credit
  Enhancements)
   3.10%, 07/07/98                          45,450       45,450
West Sacramento, California Special
  Class Tax Community Facilities
  District #6 / (Union Bank of California
  LOC)
   3.20%, 07/07/98                           4,250        4,250
West Sacramento, California Special
  Tax RB / (Wells Fargo Bank LOC)
   3.20%, 07/07/98                           3,500        3,500
Westminster, California Redevelopment
  Agency Tax Allocation Community
  Redevelopment Project / (AMBAC Insurance
  & Landesbank Hessan SPA)
   3.35%, 07/07/98                           8,250        8,250
Windsor, California M/F (Oakmont At
  Windsor) / (Banque Paribas LOC)
   3.75%, 07/01/98                             700          700
                                                     ----------
                                                      1,910,681
                                                     ----------
PUERTO RICO -- 0.0%
Puerto Rico Commonwealth Highway &
  Transportation Authority Highway
  Series 1998A / (AMBAC Insurance &
  Bank of Nova Scotia SPA)
   3.00%, 07/07/98                           1,500        1,500
                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,912,181)                                   1,912,181
                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 25.7% (b)
Anaheim, California Electric Revenue
  TECP / (Bank of America & Morgan
  Guaranty Trust Co.-New York LOC)
   3.40%, 07/31/98                           8,500        8,500
California Pollution Control Financing
  Authority RB TECP (California Edison)
  Series 1996D / (Union Bank of
  Switzerland LOC)
   3.55%, 08/11/98                           7,000        7,000
   3.65%, 08/12/98                          17,000       17,000


                                            Par        Value
                                          --------   ----------
California Pollution Control Financing
  Authority RB TECP (Southern California
  Edison) Series 1985A
   3.55%, 08/19/98                        $  5,400   $    5,400
   3.50%, 08/24/98                          12,000       12,000
California Pollution Control Financing
  Authority RB TECP (Southern California
  Edison) Series 1985B
   3.55%, 08/19/98                           2,100        2,100
California Pollution Control Financing
  Authority Solid Waste Disposal RB TECP
  (Thermal Energy Development) Series
  1988A / (National Westminster Bank
  PLC LOC)
   3.35%, 07/08/98                          24,700       24,700
California State GO TECP
   3.85%, 07/15/98                          40,000       40,000
California State GO TECP / (Multiple
  Credit Enhancements)
   3.60%, 07/07/98                          10,000       10,000
   3.85%, 07/17/98                          47,400       47,400
   3.50%, 07/23/98                          33,900       33,900
   3.50%, 08/10/98                          17,500       17,500
East Bay, California Municipal Utility
  District TECP / (Deutsche Bank LOC)
   3.60%, 07/09/98                          12,500       12,500
East Bay, California Municipal Utility
  District TECP / (Westdeutsche
  Landesbank LOC)
   3.65%, 08/12/98                          16,700       16,700
   3.65%, 09/01/98                          34,350       34,350
Long Beach, California Harbor TECP
  Series 1994A / (Multiple Credit
  Enhancements)
   3.55%, 07/07/98                           4,500        4,500
   3.65%, 09/01/98                          36,350       36,350
Los Angeles, California Waste Water System
  TECP / (Morgan Guaranty Trust Co.-
  New York LOC)
   3.50%, 07/06/98                          34,500       34,500
Los Angeles, California Waste Water System
  TECP / (Union Bank of Switzerland LOC)
   3.60%, 10/07/98                          11,900       11,900

                                            Par        Value
                                          --------   ----------
Los Angeles County, California Capital
  Asset Leasing Corp. Lease Revenue
  TECP / (Multiple Credit Enhancements)
   3.50%, 07/23/98                        $  5,000   $    5,000
   3.55%, 07/31/98                          10,250       10,250
Metropolitan Water District of Southern
  California TECP
   3.35%, 07/29/98                          10,000       10,000
Orange County, California Local
  Transportation Authority TECP / (Union
  Bank of Switzerland LOC)
   3.65%, 08/12/98                          51,000       51,000
   3.60%, 08/25/98                           4,600        4,600
Riverside County, California TECP (Teeter
  Obligation) Series B
   3.50%, 08/24/98                          28,537       28,537
Sacramento, California Municipal Utility
  District Electric RB TECP / (Bayerische
  Landesbank Girozentrale LOC)
   3.35%, 08/03/98                          55,237       55,237
San Diego County, California TECP
  (Teeter Obligation) Series B
   3.35%, 07/31/98                          13,500       13,500
San Francisco, California City & County
  International Airport TECP Series A /
  (Bayerische Landesbank Girozentrale LOC)
   3.85%, 07/07/98                          10,365       10,365
   3.50%, 08/25/98                           5,170        5,170
San Joaquin County Transportation
  Authority RB TECP / (Westdeutsche
  Landesbank LOC)
   3.50%, 07/06/98                           6,000        6,000
State of California GO TECP / (Multiple
  Credit Enhancements)
   3.35%, 07/31/98                           8,000        8,000
   3.40%, 07/31/98                          15,475       15,475
   3.40%, 08/03/98                         112,900      112,900
   3.45%, 08/03/98                          14,900       14,900
   3.50%, 08/19/98                          20,000       20,000
   3.45%, 08/21/98                           9,600        9,600


                                            Par        Value
                                          --------   ----------
University of California Board of Regents
  TECP Series 1996A / (Multiple Credit
  Enhancements)
   3.25%, 07/08/98                        $ 24,000   $   24,000
   3.65%, 09/01/98                          35,555       35,555
   3.45%, 10/01/98                          47,000       47,000
                                                     ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $863,389)                                       863,389
                                                     ----------
TAX AND REVENUE ANTICIPATION NOTES -- 11.9% (b)
CALIFORNIA -- 10.7%
Alameda County, California TRAN
   3.50%, 07/22/98                           5,000        5,002
   3.76%, 07/22/98                          20,000       20,007
   3.90%, 07/23/98                          25,000       25,009
Alameda County, California Transportation
  Authority TRAN (d)
   3.60%, 07/07/99                          15,000       15,130
California HFA S/F TRAN / (FSA Insurance)
   3.60%, 04/01/99                          13,500       13,500
California School Cash Reserve Program
  Authority Pooled TRAN / (AMBAC
  Insurance)
   3.76%, 07/02/98                           8,100        8,100
   3.77%, 07/02/98                             300          300
   3.81%, 07/02/98                          20,000       20,000
   3.85%, 07/02/98                          40,000       40,001
   3.86%, 07/02/98                          11,400       11,400
   3.74%, 07/02/99 (d)                      75,000       75,549
Contra Costa County, California Board of
  Education RB TRANS
   3.60%, 06/30/99 (d)                      28,358       29,013
Contra Costa County, California TRAN
  Series A
   3.77%, 07/01/98                           2,425        2,425
Desert Sands, California Unified School
  District TRAN
   3.80%, 07/07/98                           9,200        9,200
Hunting Beach, California TRAN
   3.83%, 09/30/98                          18,325       18,354
Los Angeles County, California
  TRAN (d)
   3.67%, 06/30/99                          30,000       30,239
Orange County, California Fire Authority
  TRAN Series 1997-1998
   3.90%, 09/17/98                           4,500        4,503

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                            Par        Value
                                          --------   ----------
Sacramento County, California TRAN
  1997-1998
   3.84%, 09/30/98                        $  2,500   $    2,504
San Diego County, California TRAN
  Series 1997-1998 / (Multiple Credit
  Enhancements)
   4.49%, 09/30/98                           8,500        8,517
San Francisco, California Unified School
  District TRAN
   3.65%, 10/30/98                           4,000        4,010
San Joaquin County, California
  Transportation TRAN
   3.40%, 01/15/99                           7,000        7,038
Santa Cruz County, California Office of
  Education TRAN
   3.54%, 07/30/98                           2,000        2,001
Sutter County, California Office of
  Education TRAN
   3.83%, 10/29/98                           7,120        7,135
                                                     ----------
                                                        358,937
                                                     ----------
PUERTO RICO -- 1.2%
Puerto Rico Commonwealth TRAN Series 1997A
   3.70%, 07/30/98                           5,000        5,003
   3.75%, 07/30/98                          35,000       35,020
                                                     ----------
                                                         40,023
                                                     ----------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $398,960)                                       398,960
                                                     ----------
VARIABLE RATE TENDER OPTION BONDS -- 3.8% (a) (c)
California State GO TOB / (MBIA Insurance
  & Merrill Lynch Capital Services
  Liquidity)
   3.60%, 07/07/98                          40,105       40,105
California State GO TOBP (PT-153) /
  (Banco Santander SA & FSA Insurance)
   3.60%, 07/07/98                          12,840       12,840
Central Coast, California Water Authority
  TOBP (PA-326) / (AMBAC Insurance &
  Merrill Lynch Capital Services
  Liquidity)
   3.58%, 07/07/98                           2,250        2,250


                                            Par        Value
                                          --------   ----------
Contra Costa County, California Public
  Facilities TOB (Merrithew Memorial
  Hospital) / (Banco Santander SA LOC)
   3.63%, 07/07/98                        $ 13,680   $   13,680
Los Angeles, California Department Water
  & Power Electric Plant Revenue
  Refunding Bonds Series 1994 TOBP
  (BTP-68) / (Automatic Data Processing,
  Inc. Tender Opion)
   3.65%, 07/07/98                           5,195        5,195
Los Angeles County, California
  Metropolitan Transit Authority TOB /
  (CoreStates Bank NA LOC)
   3.60%, 07/07/98                          23,830       23,830
Los Angeles, California TOB (Dwap Electric
  Power Plant) Series 1 / (Multiple
  Credit Enhancements)
   3.60%, 07/07/98                          19,995       19,995
Metropolitan Water District of Southern
  California Revenue Refunding Bonds TOB
  Series 1996A / (Morgan Guaranty
  Trust Co. - New York LOC)
   3.55%, 07/07/98                           3,000       3,000
San Francisco, California Public
  Utilities Water TOB / (Bayerische
  Hypotheken Und Wechsel Bank LOC)
   3.58%, 07/02/98                           7,265        7,265
                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $128,160)                                       128,160
                                                     ----------
MANDATORY PUT BONDS -- 1.9% (b)
California HFA RB Put Bond Series C /
  (FGIC Insurance)
   3.55%, 02/01/99                           5,430        5,430
California HFA RB Put Bond Series E
   3.55%, 03/12/99                          50,000       49,982
California Pollution Control Financing
  Authority RB Put Bond
   3.65%, 05/15/99                           7,515        7,515
California Statewide Community Development
  Authority M/F Housing RB Put Bond
  (Octillo Apartments) / (FGIC GIC)
   3.90%, 06/01/99                           1,000        1,000
                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $63,927)                                         63,927
                                                     ----------

                                            Par        Value
                                          --------   ----------
FIXED RATE TENDER OPTION BONDS -- 1.1% (b) (e)
California State Department Water
  Resources RB TOBP (BTP-141) (Central
  Valley Project) Series J3 / (Bankers
  Trust Tender Option)
   3.18%, 06/10/99                        $  5,155   $    5,155
Los Angeles County, California
  Transportation Commission Sales Tax RB
  TOBP (BTP-146) / (Bankers Trust Tender
  Option & Escrowed to Maturity with
  Government Securities)
   3.60%, 06/10/99                          23,078       23,078
Metropolitan Water District Southern
  California GO Revenue Refunding Bonds
  TOBP (BTP-115) Series 1993A-1 & 1993A-2 /
  (Bankers Trust Tender Option)
   3.60%, 06/10/99                          10,145       10,145
                                                     ----------
TOTAL FIXED RATE TENDER OPTION
  BONDS
  (Cost $38,378)                                         38,378
                                                     ----------
REVENUE BONDS -- 1.1% (b)
CALIFORNIA -- 1.0%
California Health Facilities Financing
  Authority Pre-Refunding RB / (AMBAC
  Insurance/Escrowed to maturity with
  Government Securities)
   3.50%, 10/01/98                           4,000        4,120
California State Public Works RB (Various
  California State University Projects)
   2.62%, 09/01/98                           2,000        2,007
Los Angeles, California Airport RB (LAX)
  Series A
   3.69%, 05/15/99                          10,000       10,026
Metropolitan Water District of Southern
  California RB Series 1997A
   3.78%, 07/01/98                           7,440        7,440
Modesto, California Irrigation District
  RB Series A / (MBIA Insurance)
   3.58%, 10/01/98                           4,305        4,310
Orange County, California Apartment RB /
  (MBIA Insurance)
   3.88%, 07/01/98                           1,500        1,500
Sacramento, California Municipal Utility
  District Electric RB Series 1988V /
  (Escrowed to Maturity with U.S.
  Treasuries)
   3.75%, 08/15/98                           2,000       2,050


                                            Par        Value
                                          --------   ----------
Sacramento, California Municipal Utility
  District Electric RB Series V /
  (Escrowed to Maturity with Government
  Securities)
   3.80%, 08/15/98                        $  2,000   $    2,009
Santa Rosa, California Waste Water
  Project A / (FGIC Insurance)
   3.54%, 09/01/98                           1,065        1,065
                                                     ----------
                                                         34,527
                                                     ----------
PUERTO RICO -- 0.1%
Puerto Rico Commonwealth Aqueduct &
  Sewer RB / (Escrowed to Maturity with
  U.S. Treasuries)
   3.50%, 07/01/98                           2,190        2,234
Puerto Rico Commonwealth Highway Authority
  RB Series P / (Escrowed to Maturity
  with Government Securities)
   3.40%, 07/01/98                             550          561
                                                     ----------
                                                          2,795
                                                     ----------
TOTAL REVENUE BONDS
  (Cost $37,322)                                         37,322
                                                     ----------
GENERAL OBLIGATIONS -- 1.1% (b)
California State GO Series 1997
   3.76%, 10/01/98                          36,570       36,636
                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $36,636)                                         36,636
                                                     ----------
CERTIFICATES OF PARTICIPATION -- 0.1% (b)
Elsinore Valley, California Municipal
  Water District COP / (MBIA Insurance)
   4.24%, 08/01/98                           4,000        4,093
                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $4,093)                                           4,093
                                                     ----------
TOTAL INVESTMENTS -- 103.5%
  (Cost $3,483,046)                                   3,483,046
                                                     ----------
OTHER ASSETS AND LIABILITIES -- (3.5%)
   Other Assets                                          40,979
   Liabilities                                         (160,260)
                                                     ----------
                                                       (119,281)
                                                     ----------
NET ASSETS -- 100.0%                                 $3,363,765
                                                     ==========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                             Par        Value
                                           -------     --------
VARIABLE RATE OBLIGATIONS -- 48.9% (a)
Albany, New York IDA Adjustable Rate RB
  (Newkirk Products, Inc.) Series 1995A /
  (Fleet Bank of New York LOC)
   3.55%, 07/07/98                         $ 1,000     $  1,000
Babylon, New York IDA RB (General
  Microwave) / (National Westminster Bank
  PLC LOC)
   3.45%, 07/07/98                           1,100        1,100
Babylon, New York IDA Resource Recovery
  (Ogden Martin Project) Series 1998 /
  (FSA Insurance & Chase SBPA)
   3.25%, 07/07/98                           4,000        4,000
Cortland County, New York IDA RB (General
  Signal Corp. Project) Series 1983 /
  (Wachovia Bank LOC)
   3.45%, 07/07/98                           1,750        1,750
Dutchess County, New York IDA (Trinity
  Pawling School Corp.) / (Allied Irish
  Bank PLC LOC)
   3.60%, 07/07/98                           5,800        5,800
Erie County, New York IDA (Episcopal Life
  Care Facilities) / (Banque Paribas LOC)
   3.35%, 07/07/98                           5,000        5,000
Erie County, New York Water Authority
  Series B / (AMBAC Insurance & National
  Australia Bank SPA)
   3.25%, 07/07/98                           3,500        3,500
Franklin County, New York IDA RB
  (Kes Chateaugay LP Project) Series A /
  (Bank of Tokyo-Mitsubishi Ltd. LOC)
   4.05%, 07/07/98                          14,300       14,300
Monroe County, New York IDA RB (ENBI Corp.
  Lease Rent Project) Series 1988 /
  (ABN-Amro Bank N.V. LOC)
   3.35%, 07/07/98                           2,000        2,000
New York City, New York GO Series 1993A9 /
  (Morgan Guaranty Trust Co.-New York LOC)
   3.45%, 07/07/98                           1,000        1,000
New York City, New York Health & Hospitals
  Health System RB Series 1997A / (Morgan
  Guaranty Trust Co.-New York LOC)
   3.20%, 07/07/98                           9,100        9,100


                                             Par        Value
                                           -------     --------
New York City, New York Health & Hospitals
  Health System RB Series 1997C /
  (Toronto-Dominion Bank LOC)
   3.30%, 07/07/98                         $ 5,900     $  5,900
New York City, New York Housing
  Development Corp. Series A2 /
  (Bayerische Hypotheken Und Wechsel
  Bank LOC)
   3.50%, 07/07/98                          14,000       14,000
New York City, New York Housing Development
  Corp. M/F Housing Mortgage RB (Columbus
  Gardens Project) Series 1993A /
  (Citibank LOC)
   3.35%, 07/07/98                           3,165        3,165
New York City, New York Housing
  Development Corp. M/F Housing Mortgage
  RB (Parkgate Tower Project) /
  (Citibank LOC)
   3.20%, 07/07/98                           8,770        8,770
New York City, New York IDA RB (Allway
  Tools Inc. Project) / (Citibank LOC)
   3.55%, 07/07/98                           1,970        1,970
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997A / (Bankers Trust Co. LOC)
   3.35%, 07/07/98                          19,100       19,100
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997C / (Bankers Trust Co. LOC)
   3.60%, 07/07/98                           5,700        5,700
New York City, New York M/F Rental Housing
  RB (Tribeca Tower Project) Series
  1997A / (FNMA Collateral Agreement)
   3.25%, 07/07/98                          18,600       18,600
New York City, New York Municipal Water
  Finance Authority Water & Sewer System
  RB Series 1992C / (FGIC Insurance &
  FGIC SPA)
   4.00%, 07/01/98                             600          600
New York City, New York Municipal Water
  Finance Authority Water & Sewer System
  RB Series C / (FGIC Insurance & FGIC SPA)
   4.00%, 07/06/98                           4,550        4,550

                                             Par        Value
                                           -------     --------
New York State Dormitory Authority RB
  (New York Foundling Charitable) /
  (Allied Irish Bank PLC LOC)
   3.35%, 07/07/98                         $ 1,000     $  1,000
New York State Dormitory Authority RB
  (New York Public Library) Series 1992B /
  (Canadian Imperial Bank of Commerce LOC)
   3.20%, 07/07/98                           1,500        1,500
New York State Economic Development
  Authority / (MBIA Insurance & Credit
  Suisse SPA)
   3.20%, 07/07/98                           4,200        4,200
New York State Energy Research &
  Development Authority Electric Facilities
  Adjustable Rate RB (Long Island Lighting
  Co. Project) Series 1993A / (Toronto-
  Dominion Bank LOC)
   3.60%, 07/07/98                           3,000        3,000
New York State Energy Research &
  Development Authority Electric Facilities
  Adjustable Rate RB (Long Island Lighting
  Co. Project) Series 1993B / (Toronto
  Dominion LOC)
   3.60%, 07/07/98                           6,000        6,000
New York State Energy Research &
  Development Authority Electric Facilities
  Adjustable Rate RB (Long Island
  Lighting Co. Project) Series 1994A /
  (Union Bank of Switzerland LOC)
   3.55%, 07/07/98                           1,000        1,000
New York State Energy Research &
  Development Authority Pollution Control
  RB (Central Hudson Gas & Electric)
  Series 1985A / (JP Morgan, Delaware LOC)
   3.40%, 07/07/98                          10,000       10,000
New York State Energy Research &
  Development Authority Pollution Control
  Revenue Refunding Bonds (Orange &
  Rockland Utilities, Inc. Project)
  Series 1994A / (FGIC Insurance & Societe
  Generale LOC)
   3.25%, 07/07/98                           2,500        2,500


                                             Par        Value
                                           -------     --------
New York State HFA Housing RB (East 84th
  Street Project) Series 1995A / (Fleet
  Bank of New York LOC)
   3.30%, 07/07/98                         $ 2,600     $  2,600
New York State HFA Housing RB (Mount
  Sinai School Of Medicine) Series 1984A /
  (Chase Bank LOC)
   3.40%, 07/07/98                           3,600        3,600
New York State HFA Housing RB (Normandie
  Court II) Series 1987A / (Fleet Bank LOC)
   3.20%, 07/07/98                          14,400       14,400
New York State HFA Housing RB (Tribeca
  Landing Project) Series A / (Fleet Bank
  of New York LOC)
   3.25%, 07/07/98                          14,000       14,000
New York State HFA M/F Housing RB (Tribeca
  Park Housing Project) Series 1997A /
  (Bayerische Hypotheneken Und Wechsel
  Bank LOC)
   3.30%, 07/07/98                          12,300       12,300
New York State HFA Housing RB (Union
  Square South Housing) / (Bayerische
  Hypotheken Und Wechsel Bank LOC)
   3.30%, 07/07/98                          18,000       18,000
New York State HFA Housing RB (West
  50th Street Project) Series 1997A /
  (Fleet Bank of New York LOC)
   3.30%, 07/07/98                          14,800       14,800
New York State Local Government Assistance
  Corp. RB Series 1993A / (Union Bank of
  Switzerland LOC & Credit Suisse LOC)
   3.20%, 07/07/98                           1,795        1,795
New York State Local Government Assistance
  Corp. RB Series 1994B / (Kredictbank LOC)
   3.15%, 07/07/98                           1,685        1,685
New York State Local Government Assistance
  Corp. RB Series 1995B / (Bank of Nova
  Scotia LOC)
   3.15%, 07/07/98                           6,800        6,800
New York State Local Government Assistance
  Corp. RB Series 1995F / (Toronto
  Dominion LOC)
   3.15%, 07/07/98                           2,800        2,800

SCHWAB NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par        Value
                                           -------     --------
New York State Medical Care Facilities
  Financing Agency Revenue Pooled
  Equipment Loan Program Series 1 /
  (Chase Bank LOC)
   3.10%, 07/07/98                         $ 2,200     $  2,200
Niagara Falls, New York Bridge Commission
  RB Series 1993A / (FGIC Insurance &
  Credit Local de France LOC)
   3.25%, 07/07/98                           1,400        1,400
Schenectady, New York IDA RB (Fortitech
  Holding Corp. Project) Series A /
  (Fleet Bank of New York LOC)
   3.55%, 07/07/98                           1,300        1,300
St. Lawrence County, New York IDA
  Environmental Improvement RB (Reynolds
  Metals Project) / (Royal Bank of
  Canada LOC)
   3.50%, 07/07/98                           4,000        4,000
Suffolk County, New York IDA (Episcopal
  Health Services) Series 1998A / (Banque
  Paribas LOC)
   3.40%, 07/07/98                           5,000        5,000
Suffolk County, New York IDA Adjustable
  Rate IDRB (Nissequogue Cogen) Series
  1994 / (Toronto Dominion LOC)
   3.40%, 07/07/98                           4,600        4,600
Town of Islip, New York Industrial Revenue
  Magnum Realty (Creative Bath Products) /
  (Chase Bank LOC)
   3.25%, 07/07/98                           2,650        2,650
Triborough Bridge & Tunnel Authority,
  New York Special Obligation Bridge RB
  Series 1994 / (FGIC Insurance &
  FGIC SPA)
   3.20%, 07/07/98                             800          800
Yonkers, New York IDA Civic Facilities RB
  (Consumers Union Facility Project)
  Series 1989 / (Credit Local de
  France LOC)
   3.45%, 07/07/98                           1,500        1,500
Yonkers, New York IDA Civic Facilities RB
  (Consumers Union Facility Project)
  Series 1991 / (Credit Local de
  France LOC)
   3.45%, 07/07/98                             700          700


                                             Par        Value
                                           -------     --------
Yonkers, New York IDA Civic Facilities RB
  (Consumers Union Facility Project)
  Series 1994 / (AMBAC Insurance & Credit
  Local de France SBPA)
   3.45%, 07/07/98                         $ 1,900     $  1,900
                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $278,935)                                       278,935
                                                       --------
TAX-EXEMPT COMMERCIAL PAPER -- 21.5% (b)
Long Island, New York Power Authority
  Electric Systems TECP / (Bayerische
  Landbank Girozole & Westdeutsche
  Landesbank LOC)
   3.30%, 07/31/98                           8,000        8,000
Long Island, New York Power Authority
  Electric Systems TECP Series 3 /
  (Bayerische Landesbank Girozentrale &
  Westdeutsche Landesbank LOC)
   3.75%, 08/19/98                          14,000       14,000
New York City, New York GO Bonds TECP
  Series 1994H3 / (FSA LOC & State Street
  SPA)
   3.45%, 07/16/98                           1,500        1,500
New York City, New York Municipal
  Acceptance Corp. TECP Series 1997K3 /
  (Landesbank Hessen-Thuringen
  Girozentrale LOC)
   3.65%, 08/19/98                           3,800        3,800
   3.65%, 08/26/98                          18,300       18,300
New York City, New York Municipal Water
  Finance Authority TECP / (Credit Suisse
  First Boston LOC)
   3.60%, 07/15/98                           4,000        4,000
New York City, New York Municipal Water
  Financing Authority TECP Series 3 /
  (Bank of Nova Scotia LOC)
   3.60%, 07/15/98                           2,000        2,000
New York State, Enviromental Quality 86
  GO TECP Series 1997A / (Bayerische
  Landesbank & Landesbank Hessen-Thurigen
  Giro LOC)
   3.60%, 07/15/98                           5,000        5,000

                                             Par        Value
                                           -------     --------
New York State Environmental Quality 86
  Variable Rate GO TECP Series 1997A /
  (Bayerische Landesbank & Landesbank
  Hessen-Thurigen Girozentrale LOC)
   3.75%, 07/09/98                         $ 7,400     $  7,400
New York State Environmental TECP
   3.55%, 07/07/98                          12,500       12,500
New York State Power Authority TECP /
  (Multiple Credit Enhancements)
   3.75%, 07/07/98                          10,900       10,900
New York State Power Authority TECP
  Series 2 / (Multiple Credit
  Enhancements LOC)
   3.65%, 08/19/98                          17,300       17,300
State of New York Short Term Series GO
  BAN TECP / (Westdeutsche Landesbank LOC)
   3.70%, 07/08/98                           7,000        7,000
   3.75%, 07/08/98                           2,000        2,000
   3.75%, 08/07/98                           2,200        2,200
New York State Short Term Series TECP /
  (Westdeutsche Landesbank LOC)
   3.55%, 07/09/98                           6,700        6,700
                                                       --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $122,600)                                       122,600
                                                       --------
VARIABLE RATE TENDER OPTION BONDS -- 10.6% (a) (c) Metropolitain Transportation Authority,
  New York TOBP (PT-177) / (AMBAC Insurance
  & Bayerische Hypotheken Und Wechsel
  Bank LOC)
   3.68%, 07/07/98                           9,265        9,265
New York City, New York GO TOBP
  (CoreStates Merlot Program) Series
  1997C / (CoreStates Bank NA LOC &
  MBIA Insurance)
   3.65%, 07/07/98                          15,000       15,000
New York City, New York Municipal
  Acceptance Corp. TOB / (Merrill Lynch
  Capital Services Liquidity &
  Merrill Lynch & Co. Guarantee)
   3.68%, 07/07/98                          10,700       10,700


                                             Par        Value
                                           -------     --------
New York City, New York Municipal Water
  Financing Authority Water & Sewer
  System Revenue TOB / (Merrill Lynch
  Capital Services Liquidity &
  MBIA Insurance)
   3.70%, 07/07/98                         $ 4,995     $  4,995
New York City, New York TOBP (BTP-234) /
  (Bankers Trust Co. Liquidity)
   3.60%, 07/07/98                           9,590        9,590
New York State Dormitory Authority TOB /
  (MBIA Insurance / Merrill Lynch Capital
  Services Liquidity)
   3.68%, 07/07/98                           2,820        2,820
New York State Medical Care Facility TOB
  (PT-154) / (FSA Insurance & Banco
  Santander Liquidity)
   3.68%, 07/02/98                           3,175        3,175
New York State Metropolitian
  Transportation Authority TOBP (PT-356) /
  (MBIA Insurance / Merrill Lynch Capital
  Services Liquidity)
   3.68%, 07/07/98                           5,000        5,000
                                                       --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $60,545)                                         60,545
                                                       --------
BOND ANTICIPATION NOTES -- 9.2% (b)
Broome County, New York BAN
   3.60%, 04/14/99                          15,988       16,037
Campbell-Savona, New York Consolidated
  BAN Series 1997-98
   3.95%, 09/03/98                           9,000        9,005
Islip, New York BAN Series 1997-1998
   3.85%, 07/24/98                           5,350        5,351
Niagara-Wheatfield, New York Central
  School District BAN
   3.80%, 12/30/98                           5,000        5,011
Oswego County, New York BAN
   3.82%, 05/06/99                           5,000        5,007
Queensbury, New York Unified School
  District (Warren County) BAN
   3.85%, 08/07/98                           8,000        8,003
Union-Endicott County, New York School
  District BAN
   3.80%, 12/29/98                           4,300        4,309
                                                       --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $52,723)                                         52,723
                                                       --------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                             Par        Value
                                           -------     --------
TAX ANTICIPATION NOTES -- 6.2% (b)
Nassau County, New York TAN Series B
   3.78%, 08/31/98                         $ 7,000     $  7,005
Suffolk County, New York TAN Series
  1998I / (Multiple Credit Enhancements)
   3.64%, 08/13/98                          18,000       18,013
   3.65%, 08/13/98                          10,000       10,007
                                                       --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $35,025)                                         35,025
                                                       --------
REVENUE BONDS -- 1.4% (b)
New York City, New York Municipal
  Assistance Corp RB Series J
   3.70%, 07/01/99                           7,000        7,122
New York State Thruway Highway Authority
  RB (Construction & Reconstruction)
  Series A / (FSA Insurance)
   3.71%, 03/01/99                             500          507
                                                       --------
TOTAL REVENUE BONDS
  (Cost $7,629)                                           7,629
                                                       --------
GENERAL OBLIGATIONS -- 1.2% (b)
Long Beach County, New York School
  District GO / (FGIC Insurance)
   3.84%, 11/15/98                             430          431
Nassau County, New York General
  Improvement GO Series 1995Q /
  (FGIC Insurance)
   3.37%, 08/01/98                           3,990        3,994
Rush-Hennrietta New York Central School
  District GO / (FSA Insurance)
   3.67%, 06/15/99                             650          654
Spencerport County, New York School
  District GO / (FSA Insurance)
   3.84%, 11/15/98                             545          547
Suffolk County, New York Public Improvement
  GO Series 1996D / (FGIC Insurance)
   3.57%, 08/01/98                           1,425        1,426
                                                       --------
TOTAL GENERAL OBLIGATIONS
  (Cost $7,052)                                           7,052
                                                       --------


                                                        Value
                                                       --------
TOTAL INVESTMENTS -- 99.0%
  (Cost $564,509)                                      $564,509
                                                       --------
OTHER ASSETS AND LIABILITIES -- 1.0%
   Other Assets                                           7,813
   Liabilities                                           (1,998)
                                                       --------
                                                          5,815
                                                       --------
NET ASSETS -- 100.0%                                   $570,324
                                                       ========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                              Par        Value
                                            ------      -------
VARIABLE RATE OBLIGATIONS -- 38.7% (a)
Essex County, New Jersey Public Improvement
  Authority RB (County Asset Sale Project)
  Series 1995 / (Morgan Guaranty Trust SPA
  & AMBAC Insurance)
   3.45%, 07/07/98                          $2,450      $ 2,450
New Jersey Economic Development Authority
  (Natural Gas Co. Project) / (AMBAC
  Insurance)
   3.50%, 07/07/98                             600          600
New Jersey Economic Development Authority
  (St. James Prep & Social Service Project)
  Series 1998 / (First Union National Bank
  of North Carolina LOC)
   3.40%, 07/07/98                             590          590
New Jersey Economic Development Authority
  (Wechsler Coffee Corp. Project) Series
  1998 / (First Union National Bank of
  North Carolina LOC)
   3.50%, 07/07/98                           1,580        1,580
New Jersey Economic Development Authority
  Natural Gas Facilities RB (New Jersey
  Natural Gas Company) Series 1998C /
  (AMBAC Insurance & Bank of New York SPA)
   3.35%, 07/07/98                           1,000        1,000
New Jersey Economic Development Authority
  RB (Hoffman Laroche Inc. Project)
  Series 1993 / (Bayerische Landesbank
  Girozentrale LOC)
   4.00%, 07/07/98                             400          400
New Jersey Economic Development Authority RB
  (Job Haines Home Project) / (PNC Bank LOC)
   3.10%, 07/07/98                           2,700       2,700
New Jersey Economic Development Authority RB
  (Public Service Electric & Gas Company
  Project) Series 1995A / (Swiss Bank LOC &
  MBIA Insurance)
   3.15%, 07/07/98                             400          400
New Jersey Economic Development Authority
  Thermal Energy Facilities RB (Thermal
  Energy Ltd. Partnership I Project)
  Series 1997 / (FNB of Chicago LOC)
   3.45%, 07/07/98                           2,850        2,850


                                              Par        Value
                                            ------      -------
New Jersey Health Care Facilities Authority
  (Carrier Foundation) Series C / (Banque
  Paribas & FGIC Insurance)
   3.65%, 07/07/98                          $1,340      $ 1,340
New Jersey Health Care Facility Financing
  Authority Revenue Refunding Bonds
  (Christian Health Project) Series 1998B /
  (Valley National Bank LOC)
   3.25%, 07/07/98                           2,900        2,900
New Jersey State Economic Development
  Authority Revenue Refunding Bonds
  (Stolthaven Project) Series 1998A /
  (Citibank LOC)
   4.00%, 07/01/98                           2,000        2,000
New Jersey Turnpike Authority RB Series
  1991D / (Societe Generale LOC &
  FGIC Insurance)
   3.30%, 07/07/98                           1,575        1,575
Salem County, New Jersey Pollution Control
  Financing Authority RB (Public Service
  Electric & Gas Project) Series 1997 /
  (MBIA Insurance & Swiss Bank SPA)
   3.30%, 07/07/98                           2,000        2,000
Union City, New Jersey Industrial Pollution
  Control Financing Authority RB /
  (Exxon Corp. LOC)
   3.30%, 07/01/98                           1,700        1,700
                                                        -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $24,085)                                         24,085
                                                        -------
BOND ANTICIPATION NOTES -- 19.2% (b)
Atlantic City, New Jersey BAN
   3.77%, 08/27/98                           2,000        2,002
Bridgeton, New Jersey BAN
   4.13%, 09/11/98                           2,234        2,236
Monroe Township, New Jersey Middlesex
  County BAN Series 1997-1998
   3.54%, 07/30/98                             800          801
   3.83%, 07/30/98                           1,420        1,420
Trenton, New Jersey BAN
   3.80%, 10/01/98                           2,000        2,002
Vernon Township, New Jersey Board
  of Education BAN
   3.87%, 12/04/98                           2,000        2,001

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                              Par        Value
                                            ------      -------
Vineland, New Jersey BAN Series 1997-1998
   3.66%, 08/14/98                          $1,500      $ 1,501
                                                        -------
TOTAL BOND ANTICIPATION NOTES
  (Cost $11,963)                                         11,963
                                                        -------
REVENUE BONDS -- 13.4% (b)
NEW JERSEY -- 7.7%
New Jersey Health Care Facilities Financing
  Authority (Community Medical Center/
  Kimball) / (FSA Insurance)
   4.02%, 07/01/98                           1,700        1,700
   3.62%, 07/01/99                           1,000        1,009
New Jersey State Education Facilities
  Authority Higher Education Series A /
  (AMBAC Insurance)
   3.70%, 09/01/98                             500          501
Port Authority of New York & New Jersey
  RB Series 106
   3.50%, 07/01/98                             850          850
Rutgers State University New Jersey
  Pre-Refunded / (Escrowed with Government
  Securities)
   6.70%, 05/01/99                             685          715
                                                        -------
                                                          4,775
                                                        -------
PUERTO RICO -- 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer
  RB / (Escrowed in U.S. Treasuries)
   3.48%, 07/01/98                           2,300        2,346
Puerto Rico Commonwealth Highway Authority
  RB Series P / (Escrowed with Government
  Securities)
   3.63%, 07/01/98                           1,200        1,224
                                                        -------
                                                          3,570
                                                        -------
TOTAL REVENUE BONDS
  (Cost $8,345)                                           8,345
                                                        -------


                                              Par        Value
                                            ------      -------
VARIABLE RATE TENDER OPTION BONDS -- 10.9% (a) (c)
New Jersey Building Authority TOB
  (PA-320) / (Merrill Lynch Capital
  Services Liquidity & Merrill Lynch & Co.
  Guarantee)
   3.58%, 07/02/98                          $1,400      $ 1,400
New Jersey State Transportation Authority
  TOB / (MBIA Insurance & Merrill Lynch
  Capital Services Liquidity)
   3.58%, 07/07/98                           2,400        2,400
New Jersey Transportation Authority TOB
  (PT-200) / (Bayerische Vereinsbank AG
  Liquidity)
   3.58%, 07/02/98                           3,000        3,000
                                                        -------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $6,800)                                           6,800
                                                        -------
TAX-EXEMPT COMMERCIAL PAPER -- 6.2% (b)
NEW JERSEY -- 3.8%
New Jersey Education Facilities Authority
  (Princeton University) TECP Series 1997
   3.60%, 07/09/98                           1,500        1,500
Port Authority of New York & New Jersey
  TECP / (Bank of Nova Scotia Revolving
  Credit Agreement)
   3.50%, 09/01/98                             890          890
                                                        -------
                                                          2,390
                                                        -------
PUERTO RICO -- 2.4%
Goverment Development Bank for Puerto
  Rico TECP
   3.75%, 07/14/98                           1,500        1,500
                                                        -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $3,890)                                           3,890
                                                        -------
MANDATORY PUT BONDS -- 4.7% (b)
New Jersey Economic Development Authority
  RB (Newark Recycling Center Project)
   3.70%, 12/15/98                           2,900        2,902
                                                        -------
TOTAL MANDATORY PUT BONDS
  (Cost $2,902)                                           2,902
                                                        -------

                                              Par        Value
                                            ------      -------
GENERAL OBLIGATIONS -- 4.3% (b)
Lower Township, New Jersey GO Bonds
   3.65%, 02/01/99                          $  340      $   341
Middletown Township, New Jersey Board of
  Education GO / (MBIA Insurance)
   3.50%, 08/01/98                             500          501
Ocean County, New Jersey GO
   3.04%, 09/01/98                             500          501
Paterson, New Jersey GO Bonds /
  (FSA Insurance)
   3.55%, 08/15/98                             300          300
Somerset County, New Jersey GO Bonds
   3.59%, 09/01/98                           1,065        1,067
                                                        -------
TOTAL GENERAL OBLIGATIONS
  (Cost $2,710)                                           2,710
                                                        -------
TAX AND REVENUE ANTICIPATION NOTES -- 0.7% (b)
PUERTO RICO -- 0.7%
Puerto Rico Commonwealth TRAN Series 1997A
   3.83%, 07/30/98                             450          450
                                                        -------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $450)                                               450
                                                        -------
CERTIFICATES OF PARTICIPATION -- 0.5% (b)
Absecon, New Jersey Board of Education
  COP / (MBIA Insurance & Escrowed to
  Maturity in Government Securities)
   3.75%, 12/15/98                             305          309
                                                        -------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $309)                                               309
                                                        -------
TOTAL INVESTMENTS -- 98.6%
  (Cost $61,454)                                         61,454
                                                        -------
OTHER ASSETS AND LIABILITIES -- 1.4%
   Other Assets                                             965
   Liabilities                                             (117)
                                                        -------
                                                            848
                                                        -------
NET ASSETS -- 100.0%                                    $62,302
                                                        =======

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                              Par        Value
                                            -------     -------
VARIABLE RATE OBLIGATIONS -- 60.3% (a)
Allegheny County, Pennsylvania IDA RB
  (Longwood at Oakmont) / (Dresdner Bank
  LOC)
   4.00%, 07/01/98                          $   275     $   275
Allegheny County, Pennsylvania IDA RB
  (Saureisen Project) / (Mellon Bank LOC)
   3.80%, 07/07/98                            1,115       1,115
Bucks County, Pennsylvania IDA (Klearfold
  Project) / (Mellon Bank LOC)
   3.80%, 07/07/98                            1,750       1,750
Bucks County, Pennsylvania,
  St. Mary Hospital Authority RB, (Catholic
  Healthcare) Series 1997B / (Morgan
  Guaranty SPA)
   3.00%, 07/07/98                            1,795       1,795
Cambria County, Pennsylvania IDA Resource
  Recovery RB (Cambria Cogen Co. Project)
  Series 1989V-2 / (ABN-Amro LOC)
   3.65%, 07/07/98                            2,600       2,600
Chester County, Pennsylvania IDA RB
  (Manufacturing Facilities Devault
  Project) / (CoreStates Bank NA LOC)
   3.85%, 07/07/98                            1,500       1,500
Dauphin County, Pennsylvania RB (All Health
  Pooled Financing Project) / (FSA
  Insurance & Credit Suisse SPA)
   3.60%, 07/07/98                            1,030       1,030
Emmaus General Authority RB Pooled Loan
  Series 1996 / (FSA Insurance & Credit
  Suisse SPA)
   3.55%, 07/07/98                            1,140       1,140
Montgomery County, Pennsylvania IDA (Seton
  Medical Co.) / (First Union National
  Bank LOC)
   3.30%, 07/07/98                            2,400       2,400
Montgomery County, Pennsylvania M/F Housing
  RB (Glenmore Assoc.) Series A / (FNMA LOC)
   3.65%, 07/07/98                            2,605       2,605
North Hampton County, Pennsylvania IDA RB
  (Binney & Smith) Series A / (FNB of
  Chicago LOC)
   3.80%, 07/07/98                            2,580       2,580


                                              Par        Value
                                            -------     -------
Pennsylvania Economic Development Finance
  Authority Exempt Facility RB (National
  Gypsum Co.) Series 1997B /
  (Nationsbank LOC)
   3.65%, 07/07/98                          $ 1,285     $ 1,285
Pennsylvania Economic Development Financing
  Authority RB (National Gypsum Co.,
  Shippingport Project) Series 1997A /
  (NationsBank LOC)
   3.65%, 07/07/98                            1,600       1,600
Pennsylvania Energy Development Authority
  RB (B&W Ebensburg Project) Series 1986 /
  (Swiss Bank LOC)
   3.55%, 07/07/98                            2,500       2,500
Pennsylvania Energy Development Authority RB
  (Piney Creek Project) Series 1986C /
  (Landesbank Hessen - Thuringen
  Girozentrale LOC)
   3.60%, 07/07/98                            1,155       1,155
Pennsylvania Higher Education Assistance
  Agency Student Loan Adjustable Rate RB
  Series 1997A / (SLMA LOC)
   3.70%, 07/07/98                            1,175       1,175
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988B /
  (SLMA LOC)
   3.50%, 07/07/98                            2,070       2,070
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988C /
  (SLMA LOC)
   3.50%, 07/07/98                            1,885       1,885
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon Valley
  Crethren) / (CoreStates Bank NA LOC)
   3.70%, 07/07/98                            1,200       1,200
York County, Pennsylvania General Authority
  Pooled Financing RB Series 1996 / (First
  Union National Bank of North Carolina LOC)
   3.60%, 07/07/98                            2,600       2,600
                                                        -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $34,260)                                         34,260
                                                        -------

                                              Par        Value
                                            -------     -------
REVENUE BONDS -- 14.2% (b)
Allegheny County, Pennsylvania Airport
  Revenue Refunding Bonds (Pittsburgh
  International Airport
  Project) Series 1997A / (MBIA Insurance)
   4.10%, 01/01/99                          $ 2,050     $ 2,062
Dover Township, Pennsylvania Sewer
  Authority RB / (MBIA Insurance)
   3.70%, 11/01/98                              110         110
Gettysburg, Pennsylvania Municipal
  Authority Guaranteed Hospital RB
  (Gettysburg Hospital Project)
  Series 1994 / (MBIA Insurance)
   3.69%, 01/01/99                              250         250
Lehigh County, Pennsylvania General Purpose
  Authority Revenue Refunding Bonds (Good
  Shephard Rehabilitation Hospital
  Project) / (AMBAC Insurance)
   3.68%, 11/15/98                              150         150
Pennsylvania State HFA S/F & M/F Housing RB
  Series 49
   4.11%, 10/01/98                              300         300
Pennsylvania State Higher Education
  Facility RB (Medical College Project) /
  (Escrowed with Government Securities)
   3.68%, 03/01/99                            1,000       1,050
Pennsylvania State IDA RB (Economic
  Development Project) / (AMBAC Insurance)
   4.06%, 07/01/98                              100         100
   3.75%, 01/01/99                              500         506
Pennsylvania Turnpike RB Series C /
  (Escrowed with Government Securities &
  FGIC Insurance)
   3.65%, 12/01/98                            1,500       1,554
Pennsylvania Turnpike RB Series O /
  (FGIC Insurance)
   3.63%, 12/01/98                            1,300       1,306
Philadelphia, Pennsylvania Water & Sewer
  Revenue Refunding Bonds 15th Series /
  (MBIA Insurance)
   3.65%, 10/01/98                              200         202


                                              Par        Value
                                            -------     -------
Pittsburgh & Allegheny County, Pennsylvania
  Revenue Refunding Bonds Series 1991A /
  (AMBAC Insurance)
   4.09%, 07/15/98                          $   500     $   500
                                                        -------
TOTAL REVENUE BONDS
  (Cost $8,090)                                           8,090
                                                        -------
VARIABLE RATE TENDER OPTION BONDS -- 11.8% (a) (c)
Allegheny County, Pennsylvania Airport
  Revenue TOBP (PA-329) / (MBIA Insurance &
  Merrill Lynch Capital Services Liquidity)
   3.68%, 07/07/98                            1,850       1,850
Altoona, Pennsylvania Water Authority
  Revenue TOBP (PA-321) / (Merrill Lynch
  Capital Services Liquidity & FGIC
  Insurance)
   3.68%, 07/07/98                            1,700       1,700
Chester County, Pennsylvania Health &
  Education Revenue TOBP (PA-327) / (AMBAC
  Insurance & Merrill Lynch Capital
  Services Liquidity)
   3.68%, 07/07/98                            1,700       1,700
Philadelphia, Pennsylvania Water & Waste
  Revenue TOBP (PT-151) Series 1993 /
  (FSA Insurance & Merrill Lynch Capital
  Services Liquidity)
   3.68%, 07/07/98                            1,480       1,480
                                                        -------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $6,730)                                           6,730
                                                        -------
GENERAL OBLIGATIONS -- 5.5% (b)
Allegheny County, Pennsylvania Unlimited GO
  Series C-43 / (MBIA Insurance)
   3.58%, 09/15/98                              600         601
Central Dauphin School District GO
   2.77%, 06/01/99                            1,000       1,018
Donegal, Pennsylvania School District /
  (FSA Insurance)(d)
   3.79%, 04/01/99                              250         250
Pennsylvania State GO / (FGIC Insurance)
   3.75%, 11/15/98                            1,000       1,005

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                              Par        Value
                                            -------     -------
Pennsylvania State GO Third Series
   3.13%, 09/01/98                          $   250     $   250
                                                        -------
TOTAL GENERAL OBLIGATIONS
  (Cost $3,124)                                           3,124
                                                        -------
TAX-EXEMPT COMMERCIAL PAPER -- 5.4% (b)
PENNSYLVANIA -- 3.7%
Commonwealth of Pennsylvania TECP Series
  1997A (Bayerische Landesbank Revolving
  Credit Agreement)
   3.65%, 08/20/98                            1,600       1,600
Montgomery County, Pennsylvania IDA
  Pollution Control RB TECP / (Deutsche
  Bank LOC)
   3.70%, 07/08/98                              500         500
                                                        -------
                                                          2,100
                                                        -------
PUERTO RICO -- 1.7%
Government Development Bank for Puerto
  Rico TECP
   3.75%, 07/14/98                              940         940
                                                        -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $3,040)                                           3,040
                                                        -------
TAX AND REVENUE ANTICIPATION NOTES -- 5.2% (b)
PENNSYLVANIA -- 4.4%
Philadelphia, Pennsylvania TRAN Series A (d)
   3.64%, 06/30/99                            2,500       2,515
                                                        -------
PUERTO RICO -- 0.8%
Puerto Rico Commonwealth TRAN Series 1997A
   3.48%, 07/30/98                              450         450
                                                        -------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $2,965)                                           2,965
                                                        -------


                                              Par        Value
                                            -------     -------
CERTIFICATES OF PARTICIPATION -- 1.6% (b)
Pennsylvania State COP Series A (AMBAC
  Insurance / Commerzbank SBPA)
   3.73%, 07/01/99                          $   900     $   906
                                                        -------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $906)                                               906
                                                        -------
OPTIONAL PUT BONDS -- 0.4% (b)
Philadelphia, Pennsylvania Water & Waste
  Variable Rate RB Series 1997B /
  (AMBAC Insurance & Commerzbank SPA)
   3.74%, 08/05/98                              200         203
                                                        -------
TOTAL OPTIONAL PUT BONDS
  (Cost $203)                                               203
                                                        -------
TOTAL INVESTMENTS -- 104.4%
  (Cost $59,318)                                         59,318
                                                        -------
OTHER ASSETS AND LIABILITIES -- (4.4%)
   Other Assets                                             404
   Liabilities                                           (2,880)
                                                        -------
                                                         (2,476)
                                                        -------
NET ASSETS -- 100.0%                                    $56,842
                                                        =======

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands)
June 30, 1998 (Unaudited)

                                              Par       Value
                                            -------    --------
VARIABLE RATE OBLIGATIONS -- 60.4% (a)
FLORIDA -- 39.9%
Alachua County, Florida Health Facilities
  Authority RB (Shands Teaching Hospital
  Clinic Project) Series 1996 / (MBIA
  Insurance / Suntrust Bank Central
  Florida LOC)
   3.50%, 07/07/98                          $ 5,900    $  5,900
Arcadia, Florida Hospital RB (Desoto
  Memorial Hospital Project) / (First
  Union National Bank LOC)
   3.60%, 07/07/98                            3,775       3,775
Broward County, Florida HFA M/F Housing RB
  (Harbor Town of Jacaranda Project)
  Series 1995B / (Southtrust Bank NA LOC)
   3.60%, 07/07/98                            3,000       3,000
Broward County, Florida Indian Trace
  Community Development (Basin 1 Water
  Project) / (MBIA Insurance & Swiss Bank
  Corp. LOC)
   3.40%, 07/07/98                            2,400       2,400
Broward County, Florida Suburban Port
  Facilities Series 1998 (Port
  Everglades) / (AMBAC Insurance /
  Bank of Nova Scotia LOC)
   3.45%, 07/07/98                           10,000      10,000
Citrus Park, Florida Community Development
  District Capital Improvement Bonds
  Series 1996 / (Dresdner Bank AG LOC)
   3.50%, 07/07/98                            1,700       1,700
Collier County, Florida HFA M/F Housing RB
  (River Beach Project) Series 1985 /
  (Morgan Guaranty Trust Co.-New York LOC)
   3.55%, 07/07/98                              300         300
Dade County, Florida Aviation Series 1984A /
  (Morgan Guaranty Trust Co.-New York LOC)
   3.50%, 07/07/98                            2,240       2,240
Dade County, Florida Health Facilities
  Authority Hospital RB (Miami Children's
  Hospital) Series 1995 / (AMBAC Insurance /
  Suntrust Bank Central Florida SBPA)
   3.40%, 07/07/98                              450         450



                                              Par       Value
                                            -------    --------
Dade County, Florida IDA RB (Dolphins
  Stadium Project) Series 1985C / (Societe
  Generale LOC)
   3.55%, 07/07/98                          $ 1,050    $  1,050
Dade County, Florida IDA RB (June Leasing
  Corp.) Series 1995 / (First Union
  National Bank LOC)
   3.70%, 07/07/98                            1,175       1,175
Dade County, Florida IDA RB (Micheal-Ann
  Russell Jewish Community Center Project)
  Series 1997
   3.60%, 07/07/98                              300         300
Duval County, Florida HFA M/F Housing RB
  (Lakes Mayport Apartment) Series 1985 /
  (Suntrust Banks Inc. LOC)
   3.60%, 07/07/98                            1,200       1,200
Florida Capital Financing Authority RB
  (Capital Project Loan Program Project)
  Series 1997A / (FSA Insurance)
   3.55%, 07/07/98                            5,700       5,700
Florida Development Finance Corp. IDRB
  (Pioneer Ram Project) Series 1998A3 /
  (Suntrust Bank Central Florida NA LOC)
   3.65%, 07/07/98                            1,500       1,500
Florida HFA Housing RB (Ashley Lake II
  Project) Series 1989J / (Barclays
  Bank LOC)
   3.65%, 07/07/98                           10,700      10,700
Florida HFA Housing RB (Heron Park Project)
  Series 1996U / (NationsBank LOC)
   3.65%, 07/07/98                            3,300       3,300
Florida HFA Housing RB (Tiffany Club
  Project) Series 1996P / (NationsBank LOC)
   3.65%, 07/07/98                            2,875       2,875
Florida HFA M/F Housing RB (Cornerstone
  Imaging) Series 1985BB / (NationsBank LOC)
   3.35%, 07/07/98                              535         535
Florida Municipal Power Agency Revenue
  Refunding Bonds (Stanton II Project)
  Series 1997 / (AMBAC Insurance)
   3.50%, 07/07/98                              200         200

SCHWAB FLORIDA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                              Par       Value
                                            -------    --------
Florida Ocean Highway & Port Authority RB
  Series 1990 / (ABN-Amro Bank N.V. LOC)
   3.55%, 07/07/98                          $ 9,000    $  9,000
Gainesville, Florida IDA (Exactech Inc.
  Project) / (Suntrust Bank Atlanta LOC)
   3.70%, 07/07/98                            1,900       1,900
Gulf Breeze, Florida Local Government
  Loan Program Series 1985C / (Credit
  Local de France & FGIC Insurance)
   3.55%, 07/07/98                           11,210      11,210
Highlands County, Florida Health Facility
  Authority RB (Adventist Health Systems)
  Series 1996B / (Canadian Imperial Bank of
  Commerce & MBIA Insurance)
   3.55%, 07/07/98                            9,500       9,500
Highlands County, Florida Health Facility
  Authority RB (Adventist Health Systems)
  Series 1997A / (Suntrust Bank Central
  Florida NA LOC)
   3.55%, 07/07/98                            7,185       7,185
Hillsborough County, Florida Housing M/F
  (Brandon Crossing) / (AmSouth Bank of
  Alabama LOC)
   3.75%, 07/07/98                            2,300       2,300
Jacksonville, Florida Health Facility
  Authority RB (River Garden Project)
  Series 1994 / (First Union National Bank
  LOC)
   3.55%, 07/07/98                            2,805       2,805
Jacksonville, Florida Industrial
  Development Revenue Refunding Bonds
  (Pavilion Associates) / (Barnett Bank
  NA LOC)
   3.60%, 07/07/98                            5,250       5,250
Jacksonville, Florida Industrial Development
  Revenue Refunding Bonds (St. John's
  Medical Investors Ltd. Project) /
  (Barnett Bank NA LOC)
   3.60%, 07/07/98                            2,030       2,030
Manatee County, Florida HFA M/F Housing RB
  (Hampton McGuire) Series 1989A / (First
  Union National Bank LOC)
   3.55%, 07/07/98                            6,065       6,065


                                              Par       Value
                                            -------    --------
Manatee County, Florida IDRB (Trilectron
  Industries Project) Series 1997 A /
  (First Union National Bank LOC)
   3.70%, 07/07/98                          $ 2,000    $  2,000
Marion County, Florida HFA M/F Housing RB
  (Paddock Place Project) Series 1985F /
  (Suntrust Bank Atlanta LOC)
   3.60%, 07/07/98                            1,000       1,000
Miami & Dade County, Florida IDRB (Airbus
  Service Co. Project) Series 1998A /
  (First Union National Bank of North
  Carolina LOC)
   3.65%, 07/07/98                            4,700       4,700
Miami, Florida Health Facilities Authority
  RB (Jewish Home for the Aged, Inc.
  Project) Series 1996 / (Suntrust Bank of
  Miami / Bank of Atlanta LOC)
   3.60%, 07/07/98                            3,000       3,000
Orange County, Florida HFA Housing
  (Rio Vista Project) Series A / (First
  Union National Bank LOC)
   3.60%, 07/07/98                            1,025       1,025
Orange County, Florida M/F Housing RB
  (Smokewood Project) Series A #207 /
  (Citibank LOC)
   3.55%, 07/07/98                            6,000       6,000
Orlando, Florida Special Assessment RB
  (Republic Drive Interchange) / (Morgan
  Guaranty Trust Co.-New York LOC)
   3.35%, 07/07/98                            1,000       1,000
Palm Beach County, Florida HDA Corp. M/F
  Revenue Refunding Bonds (Spinnaker Landing
  Project) / (FNMA LOC)
   3.70%, 07/07/98                            3,145       3,145
Palm Beach County, Florida HFA M/F Housing
  RB (Lake Crystal Apartments Project,
  Phase 11) Series 1998 / (Citibank LOC)
   3.60%, 07/07/98                            1,750       1,750
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995 /
  (Northern Trust Co. LOC)
   3.45%, 07/07/98                            2,300       2,300

                                              Par       Value
                                            -------    --------
Polk County, Florida IDA RB (Young Florida
  Project) Series 1996 / (First Union
  National Bank LOC)
   3.65%, 07/07/98                          $ 1,000    $  1,000
Riviera Beach, Florida IDRB (Sunshine Farms
  Poultry Project) / (Suntrust Bank
  Atlanta LOC)
   3.70%, 07/07/98                            2,600       2,600
SouthEast Volusia, Florida Hospital
  District RB (Bert Fish Medical
  Centerproject) Series 1995 /
  (Southtrust Bank NA LOC)
   3.55%, 07/07/98                            1,785       1,785
St. Petersburg, Florida Capital Improvement
  RB (Airport & Golf Course Project)
  Series B / (Suntrust Bank Atlanta LOC)
   3.60%, 07/07/98                            1,000       1,000
Volusia County, Florida Health Facilities
  Authority RB (South West Volusia Health
  Project) Series 1994A / (First Union
  National Bank of North Carolina LOC)
   3.50%, 07/07/98                            4,655       4,655
                                                       --------
                                                        152,505
                                                       --------
ALABAMA -- 0.5%
Fort Payne, Alabama IDA Base Tax Exempt
  Adjustable Mode IDRB (Charleston Hosiery
  Project) Series 1997 / (Wachovia Bank LOC)
   3.65%, 07/07/98                            2,000       2,000
                                                       --------
COLORADO -- 3.6%
Denver, Colorado Airport System Subordinate
  RB Series 1992E / (Morgan Guaranty LOC)
   3.65%, 07/07/98                           13,900      13,900
                                                       --------
GEORGIA -- 2.6%
Cobb County, Georgia HFA M/F Housing RB
  (Walton Green Project) / (Wachovia
  Bank LOC)
   3.65%, 07/07/98                           10,000      10,000
                                                       --------


                                              Par       Value
                                            -------    --------
IDAHO -- 1.2%
Custer County, Idaho IDRB Solid Waste
  Disposal (Hecla Mining Co. Project) /
  (NationsBank of Texas LOC)
   3.75%, 07/07/98                          $ 4,500    $  4,500
                                                       --------
ILLINOIS -- 7.6%
Chicago, Illinois O'Hare International
  Airport Special Facility RB / (Societe
  Generale LOC)
   3.65%, 07/07/98                           12,600      12,600
Hampshire, Illinois IDRB (Poli-Film America
  Project) Series 1998A / (Bank of
  America LOC)
   3.60%, 07/07/98                            6,385       6,385
Illinois Development Finance Authority
  Adjusting Rate RB (Residential Rental
  River Oak Project) / (Bancone LOC)
   3.65%, 07/07/98                           10,000      10,000
                                                       --------
                                                         28,985
                                                       --------
INDIANA -- 2.6%
Gary, Indiana Economical Development Revenue
  Refunding Bonds (Miller Partners) Series
  1996A / (Royal Bank of Scotland LOC)
   3.60%, 07/07/98                           10,000      10,000
                                                       --------
NEW MEXICO -- 2.4%
Albuquerque, New Mexico Airport RB
  Subordinate Lien Series 1996A /
  (Bayerische Landesbank Girozentrale LOC)
   3.55%, 07/07/98                            9,000       9,000
                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $230,890)                                       230,890
                                                       --------

SCHWAB FLORIDA MUNICIPAL MONEY FUND
STATEMENT OF NET ASSETS (in thousands) (continued)
June 30, 1998 (Unaudited)

                                              Par       Value
                                            -------    --------
VARIABLE RATE TENDER OPTION BONDS -- 13.7% (a) (c)
Escambia County, Florida HFA S/F Housing
  TOBP (PT-1017) / (Merrill Lynch Capital
  Services LOC)
   3.75%, 07/02/98                          $ 5,500    $  5,500
Florida Department of Environmental
  Protection TOBP (PT-166) / (FSA Insurance)
   3.68%, 07/02/98                           13,230      13,230
Florida State Educational Capital Outlay
  TOBP (PT-339) / (Merrill Lynch Capital
  Services LOC)
   3.68%, 07/02/98                            9,850       9,850
Florida State GO Short Mode TOB / (Bankers
  Trust Co. LOC)
   3.63%, 07/02/98                           19,185      19,185
Jacksonville, Florida Electric Authority
  RB TOBP (PT-317)
   3.68%, 07/02/98                            4,500       4,500
                                                       --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $52,265)                                         52,265
                                                       --------
REVENUE ANTICIPATION NOTES -- 7.9% (b)
Brevard County, Florida School Board RAN
  Series 98
   3.69%, 05/06/99                           16,000      16,040
Broward County, Florida School District
  RAN Series B
   3.68%, 04/20/99                            3,655       3,664
Broward County, Florida School District
  RAN Series C
   3.68%, 04/20/99                           10,540      10,567
                                                       --------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $30,271)                                         30,271
                                                       --------
REVENUE BONDS -- 5.5% (b)
FLORIDA -- 5.4%
Dade County, Florida Aviation Revenue
  Refunding Bonds Series 1995D / (AMBAC
  Insurance)
   3.28%, 10/01/98                              500         501
Escambia County, Florida Sales
  Tax RB / (FGIC Insurance)
   3.60%, 01/01/99                            1,960       1,992


                                              Par       Value
                                            -------    --------
Fort Lauderdale, Florida Water & Sewer RB /
  (Escrowed To Maturity With Government
  Securities)
   3.70%, 09/01/98                          $ 2,645    $  2,655
Hillsborough County, Florida School Board
  Sales Tax RB / (AMBAC Insurance)
   3.50%, 10/01/98                            1,000       1,004
Kissimmee, Florida Utility Authority
  Electric System RB / (AMBAC Insurance)
   3.65%, 10/01/98                            1,040       1,040
Pasco County, Florida Solid Waste Disposal
  Resource Recovery System RB /
  (AMBAC Insurance)
   3.92%, 04/01/99                            4,200       4,233
Pinellas County, Florida Resolution
  Recovery RB Series A / (MBIA Insurance)
   3.68%, 10/01/98                            2,565       2,582
Tampa, Florida Health Systems RB Catholic
  Health Services 1998A1 / (MBIA Insurance)
   3.60%, 11/15/98                            6,660       6,682
                                                       --------
                                                         20,689
                                                       --------
UTAH -- 0.1%
Utah Water Finance Agency RB /
  (MBIA Insurance)
   3.85%, 10/01/98                              500         500
                                                       --------
TOTAL REVENUE BONDS
  (Cost $21,189)                                         21,189
                                                       --------
TAX-EXEMPT COMMERCIAL PAPER -- 3.6% (b)
Florida Local Government Finance Commission
  Pooled TECP Series A / (First Union
  National Bank LOC)
   3.55%, 09/08/98                            7,768       7,768
Orange County, Florida TECP Series A
   3.50%, 07/07/98                            4,509       4,509
Puerto Rico Government Development Bank TECP
   3.75%, 07/14/98                            1,500       1,500
                                                       --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $13,777)                                         13,777
                                                       --------

                                              Par       Value
                                            -------    --------
GENERAL OBLIGATIONS -- 3.6% (b)
Broward County, Florida School District GO
   3.62%, 01/01/99                          $ 1,620    $  1,633
   3.68%, 02/15/99                            4,500       4,682
Florida Board of Education Capital Outlay
  RB Series 1998A
   3.58%, 01/01/99                            7,175       7,190
                                                       --------
TOTAL GENERAL OBLIGATIONS
  (Cost $13,505)                                         13,505
                                                       --------
TAX AND REVENUE ANTICIPATION NOTES -- 2.6% (b)
Puerto Rico Commonwealth TRAN Series 1997A
   3.57%, 07/30/98                           10,000      10,007
                                                       --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $10,007)                                         10,007
                                                       --------
TAX ANTICIPATION NOTES -- 1.3% (b)
Palm Beach County, Florida TAN
   3.50%, 10/13/98                            5,000       5,013
                                                       --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $5,013)                                           5,013
                                                       --------



                                              Par       Value
                                            -------    --------
MANDATORY PUT BONDS -- 0.8% (b)
Palm Beach County, Florida HFA Put Bond /
  (FGIC Insurance)
   3.75%, 07/01/99                          $ 3,000    $  3,000
                                                       --------
TOTAL MANDATORY PUT BONDS
  (Cost $3,000)                                           3,000
                                                       --------
SPECIAL ASSESSMENT BONDS -- 0.3% (b)
Cape Coral, Florida Special Obligation
  Revenue Refunding Bonds Waste Water
  (Assignment Green Area) / (FSA Insurance)
   2.73%, 07/01/99                            1,000       1,018
                                                       --------
TOTAL SPECIAL ASSESSMENT BONDS
  (Cost $1,018)                                           1,018
                                                       --------
TOTAL INVESTMENTS -- 99.7%
  (Cost $380,935)                                       380,935
                                                       --------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Other Assets                                           2,736
   Liabilities                                           (1,600)
                                                       --------
                                                          1,136
                                                       --------
NET ASSETS -- 100.0%                                   $382,071
                                                       ========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO
FINANCIAL STATEMENTS.

NOTES TO STATEMENTS OF NET ASSETS
June 30, 1998 (Unaudited)

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(b) Interest rates represent effective yield to put or call date at time of purchase.

(c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey MunicipalMoney Fund,Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1998, the aggregate values of private placement securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey MunicipalMoney Fund,Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund were $252,605,000, $128,160,000, $60,545,000, $6,800,000, $6,730,000 and
    $52,265,000, respectively, which represented 4.2%, 3.8%, 10.6%, 10.9%, 11.8%
    and 13.7% respectively, of the net assets of each Fund. All of these private placement investments were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) Certain securities cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the fund. At June 30, 1998, the aggregate value of the restricted securities held by Schwab Municipal Money Fund and Schwab California Municipal Money Fund were $105,750,000 and $38,378,000, respectively, which represented 1.8% and 1.1%, respectively, of the net assets of each Fund. All of these restricted investments were determined by the Investment Manager to be illiquid in accordance with procedures adopted by the Board of Trustees.

Portfolio Abbreviations
-----------------------
ACES              Adjustable Convertible Extendable Securities
AMBAC             American Municipal Bond Assurance Company
BAN               Bond Anticipation Note
CP                Commercial Paper
COP               Certificates of Participation
FGIC              Financial Guaranty Insurance Company
FHLB              Federal Home Loan Bank
FNMA              Federal National Mortgage Association
FNB               First National Bank
FSA               Financial Security Assurance
GIC               Guaranteed Investment Contract
GNMA              Government National Mortgage Association
GO                General Obligation
HDA               Housing Development Authority
HFA               Housing Finance Agency
IDA               Industrial Development Authority
IDB               Industrial Development Board
IDRB              Industrial Development Revenue Bond
LOC               Letter of Credit
MBIA              Municipal Bond Investors Assurance Corporation
M/F               Multi-Family
NCNB              North Carolina NationsBank
N.R.U.-C.F.C.     National Rural Utilities Cooperative Financing Corporation
RAN               Revenue Anticipation Note
RB                Revenue Bond
SBPA              Standby Purchase Agreement
S/F               Single Family
SLMA              Student Loan Marketing Association
SPA               Securities Purchase Agreement
TAN               Tax Anticipation Note
TECP              Tax-Exempt Commercial Paper
TOB               Tender Option Bond
TOBP              Tender Option Bond Partnership
TRAN              Tax and Revenue Anticipation Notes

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1998 (Unaudited)

                                                                                     Schwab       Schwab
                                                                       Schwab      California    New York
                                                                      Municipal     Municipal    Municipal
                                                                     Money Fund    Money Fund   Money Fund
                                                                     ----------    ----------   ----------
ASSETS
Investments, at value (Cost: $6,112,205, $3,483,046 and
   $564,509 respectively)                                            $6,112,205   $3,483,046     $564,509
Cash                                                                        285          245           57
Receivables:
   Interest                                                              37,226       21,923        4,328
   Investments sold                                                     162,564       12,208        2,401
   Fund shares sold                                                      11,746        6,403          979
Prepaid expenses                                                            395          200           48
                                                                     ----------   ----------     --------
     Total assets                                                     6,324,421    3,524,025      572,322
                                                                     ----------   ----------     --------
LIABILITIES
Payables:
   Dividends                                                              7,632        3,979          700
   Investments purchased                                                267,381      149,931           --
   Fund shares redeemed                                                  13,810        5,833        1,124
   Investment advisory and administration fees                              188          101           16
   Transfer agency and shareholder service fees                             371          210           35
Other liabilities                                                           327          206          123
                                                                     ----------   ----------     --------
     Total liabilities                                                  289,709      160,260        1,998
                                                                     ----------   ----------     --------
Net assets applicable to outstanding shares                          $6,034,712   $3,363,765     $570,324
                                                                     ==========   ==========     ========
NET ASSETS CONSIST OF:
Paid-in-capital                                                      $6,037,468   $3,364,621     $570,343
Accumulated net realized loss on investments sold                        (2,756)        (856)         (19)
                                                                     ----------   ----------     --------
                                                                     $6,034,712   $3,363,765     $570,324
                                                                     ==========   ==========     ========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                           4,447,208    2,181,913      390,170
   Outstanding Value Advantage Shares(TRADE MARK)                     1,590,529    1,182,807      180,236
                                                                     ----------   ----------     --------
                                                                      6,037,737    3,364,720      570,406
Net asset value, offering and redemption price per each Sweep
   and Value Advantage Share(TRADE MARK)                                  $1.00        $1.00        $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1998 (Unaudited)

                                                                       Schwab        Schwab       Schwab
                                                                     New Jersey   Pennsylvania    Florida
                                                                      Municipal     Municipal    Municipal
                                                                     Money Fund    Money Fund   Money Fund
                                                                     ----------   ------------  ----------
ASSETS
Investments, at value (Cost: $61,454, $59,318 and
   $380,935 respectively)                                              $61,454      $59,318      $380,935
Cash                                                                        76           13            45
Receivables:
   Interest                                                                862          365         2,673
Prepaid expenses                                                            27           26            18
                                                                       -------      -------      --------
     Total assets                                                       62,419       59,722       383,671
                                                                       -------      -------      --------
LIABILITIES
Payables:
   Dividends                                                                74           71           486
   Investments purchased                                                    --        2,765         1,000
   Investment advisory and administration fees                              --           --             1
   Transfer agency and shareholder service fees                              4            3            28
Other liabilities                                                           39           41            85
                                                                       -------      -------      --------
     Total liabilities                                                     117        2,880         1,600
                                                                       -------      -------      --------
Net assets applicable to outstanding shares                            $62,302      $56,842      $382,071
                                                                       =======      =======      ========
NET ASSETS CONSIST OF:
Paid-in-capital                                                        $62,302      $56,844      $382,071
Accumulated net realized loss on investments sold                           --           (2)           --
                                                                       -------      -------      --------
                                                                       $62,302      $56,842      $382,071
                                                                       =======      =======      ========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                             62,302       56,844       382,071
Net asset value, offering and redemption price per share                 $1.00        $1.00         $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 1998 (Unaudited)

                                                             Schwab       Schwab       Schwab          Schwab          Schwab
                                                Schwab     California    New York    New Jersey     Pennsylvania       Florida
                                               Municipal    Municipal    Municipal    Municipal       Municipal       Municipal
                                              Money Fund   Money Fund   Money Fund   Money Fund 1    Money Fund 1   Money Fund 2
                                              ----------   ----------   ----------   ------------   -------------   ------------
Interest income                                $106,625     $55,711       $9,753        $ 663           $ 554          $4,223
                                               --------     -------       ------        -----           -----          ------
Expenses:
   Investment advisory and
     administration fees                         12,036       6,803        1,259           86              69             513
   Transfer agency and shareholder
     service fees:
       Sweep Shares                              10,215       4,904          882           84              67             501
       Value Advantage Shares(TRADE MARK)         1,630       1,311          194           --              --              --
   Custodian and portfolio
     accounting fees                                245         165           88            7               5               6
   Registration fees                                  3           4           10           17              20              64
   Professional fees                                 64          42           16            9               9               8
   Shareholder reports                              138          64           32            4               5               5
   Trustees' fees                                    13          11            9            5               5               5
   Offering fees                                     --          --           --           11              11               9
   Insurance and other expenses                     212          53           49            2               2               3
                                               --------     -------       ------        -----           -----          ------
                                                 24,556      13,357        2,539          225             193           1,114
   Less: expenses reduced (see Note 4)           (6,639)     (3,915)        (837)        (104)            (96)           (457)
                                               --------     -------       ------        -----           -----          ------
     Total expenses incurred by Fund             17,917       9,442        1,702          121              97             657
                                               --------     -------       ------        -----           -----          ------
Net investment income                            88,708      46,269        8,051          542             457           3,566
Net realized gain (loss)
   on investments sold                               84         (80)          (5)          --              (2)             --
                                               --------     -------       ------        -----           -----          ------
Increase in net assets resulting
   from operations                             $ 88,792     $46,189       $8,046        $ 542           $ 455          $3,566
                                               ========     =======       ======        =====           =====          ======

1 For the period from February 2, 1998 (commencement of operations) to June 30, 1998.
2 For the period from March 18, 1998 (commencement of operations) to June 30, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                    Schwab                   Schwab California               Schwab New York
                                             Municipal Money Fund           Municipal Money Fund           Municipal Money Fund
                                         ----------------------------  ----------------------------   ----------------------------
                                           Six months                     Six months                    Six months
                                             ended        Year ended        ended       Year ended         ended        Year ended
                                         June 30, 1998   December 31,   June 30, 1998   December 31,   June 30, 1998   December 31,
                                          (Unaudited)        1997        (Unaudited)       1997         (Unaudited)       1997
                                         -------------   ------------   -------------   ------------   -------------   ------------
Operations:
   Net investment income                 $     88,708    $    151,940    $    46,269    $    79,137      $   8,051     $    12,130
   Net realized gain (loss) on
     investments sold                              84            (515)           (80)           (44)            (5)              1
                                         ------------    ------------    -----------    -----------      ---------     -----------
  Increase in net assets
    resulting from operations                  88,792         151,425         46,189         79,093          8,046          12,131
                                         ------------    ------------    -----------    -----------      ---------     -----------
Dividends to shareholders
   from net investment income
   (See Note 2):
     Sweep Shares                             (68,036)       (125,666)       (30,601)       (56,234)        (5,664)         (9,121)
     Value Advantage Shares(TRADE MARK)       (20,941)        (26,274)       (15,767)       (22,903)        (2,438)         (3,009)
                                         ------------    ------------    -----------    -----------      ---------     -----------
                                              (88,977)       (151,940)       (46,368)       (79,137)        (8,102)        (12,130)
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold             11,710,126      17,267,233      5,512,716      8,685,116      1,026,822       1,365,492
     Net asset value of shares
       issued in reinvestment
       of dividends                            98,937         143,585         52,148         74,380          8,945          11,240
     Less payments for shares
       redeemed                           (11,283,236)    (16,378,232)    (5,292,257)    (7,991,713)      (948,145)     (1,231,270)
                                         ------------    ------------    -----------    -----------      ---------     -----------
     Increase in net assets
       from capital share
       transactions                           525,827       1,032,586        272,607        767,783         87,622         145,462
                                         ------------    ------------    -----------    -----------      ---------     -----------
       Total increase in net
         assets                               525,642       1,032,071        272,428        767,739         87,566         145,463
Net assets:
   Beginning of period                      5,509,070       4,476,999      3,091,337      2,323,598        482,758         337,295
                                         ------------    ------------    -----------    -----------      ---------     -----------
   End of period                         $  6,034,712    $  5,509,070    $ 3,363,765    $ 3,091,337      $ 570,324     $   482,758
                                         ============    ============    ===========    ===========      =========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                 Schwab New Jersey    Schwab Pennsylvania      Schwab Florida
                                               Municipal Money Fund   Municipal Money Fund   Municipal Money Fund
                                               --------------------   --------------------   --------------------
                                                    Period ended          Period ended           Period ended
                                                   June 30, 1998 1       June 30, 1998 1         June 30, 1998 2
                                                    (Unaudited)           (Unaudited)             (Unaudited)
                                                   ---------------       ---------------         ---------------
Operations:
   Net investment income                              $    542               $    457               $   3,566
   Net realized loss on investments sold                    --                     (2)                     --
                                                      --------               --------               ---------
  Increase in net assets resulting
    from operations                                        542                    455                   3,566
                                                      --------               --------               ---------
Dividends to shareholders from net
  investment income:
     Sweep Shares                                         (542)                  (457)                 (3,566)
                                                      --------               --------               ---------
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold                         140,895                121,144                 778,449
     Net asset value of shares issued in
       reinvestment of dividends                           460                    378                   3,016
     Less payments for shares redeemed                 (79,053)               (64,678)               (399,394)
                                                      --------               --------               ---------
     Increase in net assets from capital share
       transactions                                     62,302                 56,844                 382,071
                                                      --------               --------               ---------
       Total increase in net assets                     62,302                 56,842                 382,071
Net assets:
   Beginning of period                                      --                     --                      --
                                                      --------               --------               ---------
   End of period                                      $ 62,302               $ 56,842               $ 382,071
                                                      ========               ========               =========

1 For the period from February 2, 1998 (commencement of operations) to June 30, 1998.
2 For the period from March 18, 1998 (commencement of operations) to June 30, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                          Income from
                                     Investment Operations               Less Distributions
                           ---------------------------------------    --------------------------

                                              Net
  Fiscal       Net Asset                  Realized &       Total       Dividends                  Net Asset
  Period       Value At        Net        Unrealized       from        from Net                   Value at
   Ended       Beginning   Investment   Gain (Loss) on  Investment    Investment       Total       End of
December 31,   of Period     Income       Investments   Operations      Income     Distributions   Period
------------   ---------   ----------   --------------  ----------    ----------   -------------  ---------
SCHWAB MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 1        $1.00        $0.02          $--           $0.02        $(0.02)4      $(0.02)       $1.00
   1997          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1996          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1995          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1994          $1.00        $0.02          $--           $0.02        $(0.02)       $(0.02)       $1.00
   1993          $1.00        $0.02          $--           $0.02        $(0.02)       $(0.02)       $1.00

SCHWAB MUNICIPAL MONEY FUND--VALUE ADVANTAGE SHARES(TRADE MARK)
   1998 1        $1.00        $0.02          $--           $0.02        $(0.02)4      $(0.02)       $1.00
   1997          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1996          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1995 2        $1.00        $0.02          $--           $0.02        $(0.02)       $(0.02)       $1.00

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 1        $1.00        $0.02          $--           $0.02        $(0.02)4      $(0.02)       $1.00
   1997          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1996          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1995          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1994          $1.00        $0.02          $--           $0.02        $(0.02)       $(0.02)       $1.00
   1993          $1.00        $0.02          $--           $0.02        $(0.02)       $(0.02)       $1.00

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND--VALUE ADVANTAGE SHARES(TRADE MARK)
   1998 1        $1.00        $0.02          $--           $0.02        $(0.02)4      $(0.02)       $1.00
   1997          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1996          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1995 3        $1.00        $0.01          $--           $0.01        $(0.01)       $(0.01)       $1.00

(DAGGER) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

    SCHWAB MUNICIPAL MONEY FUND -- SWEEP SHARES
-------------------------------------------------------------
                                             Ratio of Net
Fiscal Period     Ratio of Expenses       Investment Income
   Ended        to Average Net Assets   to Average Net Assets
December 31,             (%)                      (%)
-------------   ---------------------   ---------------------
   1998 1               0.88*                    2.76*
   1997                 0.90                     2.83
   1996                 0.90                     2.65
   1995                 0.91                     3.00
   1994                 0.91                     2.05
   1993                 0.93                     1.62


SCHWAB MUNICIPAL MONEY FUND -- VALUE ADVANTAGE SHARES(TRADE MARK)
-----------------------------------------------------------------
                                                 Ratio of Net
Fiscal Period      Ratio of Expenses          Investment Income
    Ended         to Average Net Assets     to Average Net Assets
 December 31,              (%)                       (%)
-------------     ---------------------     ---------------------
    1998 1                0.69*                     2.96*
    1997                  0.72                      3.03
    1996                  0.75                      2.80
    1995 2                0.95*                     3.00*


1 For the six months ended June 30, 1998 (Unaudited).
2 For the period from July 7, 1995 (commencement of operations) to December 31,
  1995.
3 For the period from October 3, 1995 (commencement of operations) to December
  31, 1995.
4 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   Ratios/Supplemental Data
----------------------------------------------------------------------------------------
                                                                       Ratio of Net
                                                      Ratio of          Investment
  Fiscal               Total                          Expenses            Income
  Period              Return        Net Assets       to Average          to Average
   Ended         (not annualized)  End of Period  Net Assets(DAGGER)  Net Assets(DAGGER)
December 31,            (%)           (000's)             (%)                (%)
------------     ----------------  -------------  ------------------  ------------------
SCHWAB MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 1               1.50         $4,444,340          0.66*               2.99*
   1997                 3.11         $4,423,841          0.66 5              3.06
   1996                 2.92         $3,868,919          0.66                2.89
   1995                 3.30         $3,403,837          0.66                3.25
   1994                 2.32         $3,015,951          0.65                2.31
   1993                 1.93         $2,423,317          0.63                1.92

SCHWAB MUNICIPAL MONEY FUND--VALUE ADVANTAGE SHARES(TRADE MARK)
   1998 1               1.60         $1,590,372          0.45*               3.20*
   1997                 3.32         $1,085,229          0.45 6              3.29
   1996                 3.14         $  608,080          0.45                3.10
   1995 2               1.68         $  160,682          0.45*               3.50*

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 1               1.40         $2,181,039          0.65*               2.80*
   1997                 2.95         $2,154,522          0.65 7              2.91
   1996                 2.80         $1,816,112          0.65                2.77
   1995                 3.20         $1,577,695          0.65                3.15
   1994                 2.26         $1,293,883          0.64                2.25
   1993                 1.91         $1,062,042          0.63                1.89

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND--VALUE ADVANTAGE SHARES(TRADE MARK)
   1998 1               1.50         $1,182,726          0.45*               3.00*
   1997                 3.15         $  936,815          0.45 6              3.12
   1996                 3.01         $  507,486          0.45                2.98
   1995 3               0.84         $  108,008          0.45*               3.48*


    SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- SWEEP SHARES
-------------------------------------------------------------
                                             Ratio of Net
Fiscal Period    Ratio of Expenses        Investment Income
    Ended      to Average Net Assets   to Average Net Assets
 December 31,           (%)                       (%)
-------------   ---------------------   ---------------------
    1998 1             0.89*                     2.56*
    1997               0.91                      2.66
    1996               0.92                      2.50
    1995               0.94                      2.86
    1994               0.94                      1.95
    1993               0.96                      1.56

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- VALUE ADVANTAGE SHARES(TRADE MARK)
----------------------------------------------------------------------------
                                                            Ratio of Net
Fiscal Period              Ratio of Expenses             Investment Income
   Ended                to Average Net Assets          to Average Net Assets
 December 31,                     (%)                            (%)
-------------            ---------------------         ---------------------
    1998 1                       0.69*                          2.76*
    1997                         0.72                           2.86
    1996                         0.77                           2.66
    1995 3                       1.04*                          2.89*

5 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.67%.
6 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
7 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.66%.
* Annualized.

For a share outstanding throughout each period:

                                          Income from
                                     Investment Operations               Less Distributions
                           ---------------------------------------    --------------------------

                                              Net
  Fiscal       Net Asset                  Realized &       Total       Dividends                  Net Asset
  Period       Value At        Net        Unrealized       from        from Net                   Value at
   Ended       Beginning   Investment   Gain (Loss) on  Investment    Investment       Total       End of
December 31,   of Period     Income       Investments   Operations      Income     Distributions   Period
------------   ---------   ----------   --------------  ----------    ----------   -------------  ---------
SCHWAB NEW YORK MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 1        $1.00        $0.02          $--           $0.02        $(0.02)4      $(0.02)       $1.00
   1997          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1996          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1995 2        $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00

SCHWAB NEW YORK MUNICIPAL MONEY FUND--VALUE ADVANTAGE SHARES(TRADE MARK)
   1998 1        $1.00        $0.02          $--           $0.02        $(0.02)4      $(0.02)       $1.00
   1997          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1996          $1.00        $0.03          $--           $0.03        $(0.03)       $(0.03)       $1.00
   1995 3        $1.00        $0.02          $--           $0.02        $(0.02)       $(0.02)       $1.00



(DAGGER) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

    SCHWAB NEW YORK MUNICIPAL MONEY FUND -- SWEEP SHARES
-------------------------------------------------------------
                                             Ratio of Net
Fiscal Period     Ratio of Expenses       Investment Income
   Ended        to Average Net Assets   to Average Net Assets
December 31,             (%)                      (%)
-------------   ---------------------   ---------------------
   1998 1               0.98*                    2.58*
   1997                 1.02                     2.62
   1996                 1.04                     2.36
   1995 4               1.04*                    2.79*

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- VALUE ADVANTAGE SHARES(TRADE MARK)
--------------------------------------------------------------------------
                                                          Ratio of Net
Fiscal Period           Ratio of Expenses              Investment Income
    Ended              to Average Net Assets         to Average Net Assets
 December 31,                   (%)                           (%)
-------------          ---------------------         ---------------------
    1998 1                     0.79*                         2.78*
    1997                       0.85                          2.80
    1996                       1.01                          2.42
    1995 2                     1.81*                         2.06*

1 For the six months ended June 30, 1998 (Unaudited).
2 For the period from February 27, 1995 (commencement of operations) to December
  31, 1995.
3 For the period from July 7, 1995 (commencement of operations) to
  December 31, 1995.
4 The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).
5 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.70%.
6 This expense ratio excludes extraordinary expenses. Had these expenses been included, the expense ratio would have been 0.46%.
* Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   Ratios/Supplemental Data
----------------------------------------------------------------------------------------
                                                                       Ratio of Net
                                                      Ratio of          Investment
  Fiscal               Total                          Expenses            Income
  Period              Return        Net Assets       to Average          to Average
   Ended         (not annualized)  End of Period  Net Assets(DAGGER)  Net Assets(DAGGER)
December 31,            (%)           (000's)             (%)                (%)
------------     ----------------  -------------  ------------------  ------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND--SWEEP SHARES
  1998 1               1.44         $ 390,104            0.69*              2.87*
  1997                 2.96         $ 357,221            0.69 5             2.93
  1996                 2.74         $ 270,612            0.69               2.71
  1995 2               2.75         $ 204,863            0.63*              3.20*

SCHWAB NEW YORK MUNICIPAL MONEY FUND--VALUE ADVANTAGE SHARES(TRADE MARK)
  1998 1               1.56         $ 180,220            0.45*              3.12*
  1997                 3.21         $ 125,537            0.45 6             3.18
  1996                 2.99         $  66,683            0.45               2.98
  1995 3               1.62         $  15,143            0.45*              3.42*

For a share outstanding throughout each period:

                                          Income from
                                     Investment Operations               Less Distributions
                           ---------------------------------------    --------------------------

                                              Net
  Fiscal       Net Asset                  Realized &       Total       Dividends                  Net Asset
  Period       Value At        Net        Unrealized       from        from Net                   Value at
   Ended       Beginning   Investment   Gain (Loss) on  Investment    Investment       Total       End of
December 31,   of Period     Income       Investments   Operations      Income     Distributions   Period
------------   ---------   ----------   --------------  ----------    ----------   -------------  ---------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 1        $1.00       $0.01           $--           $0.01        $(0.01)       $(0.01)      $1.00

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 1        $1.00       $0.01           $--           $0.01        $(0.01)       $(0.01)      $1.00

SCHWAB FLORIDA MUNICIPAL MONEY FUND--SWEEP SHARES
   1998 2        $1.00       $0.01           $--           $0.01        $(0.01)       $(0.01)      $1.00

(DAGGER) The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND  SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
           SWEEP SHARES                                SWEEP SHARES
--------------------------------------- ----------------------------------------
                           Ratio of Net                             Ratio of Net
                Ratio of    Investment                   Ratio of    Investment
                Expenses     Income to                   Expenses     Income to
Fiscal Period  to Average     Average    Fiscal Period  to Average     Average
   Ended       Net Assets    Net Assets      Ended       Net Assets   Net Assets
December 31,       (%)          (%)       December 31,       (%)         (%)
-------------  ----------  ------------  -------------  -----------  -----------
   1998 1         1.24*         2.32*        1998 1         1.33*        2.38*

   SCHWAB FLORIDA MUNICIPAL MONEY FUND
              SWEEP SHARES
------------------------------------------
                              Ratio of Net
                 Ratio of      Investment
                 Expenses      Income to
Fiscal Period   to Average      Average
    Ended       Net Assets     Net Assets
 December 31,        (%)          (%)
-------------   -----------   ------------
    1998 2          1.03*         2.76*

1 For the period from February 2, 1998 (commencement of operations) to June 30,
  1998 (Unaudited).
2 For the period from March 18, 1998 (commencement of operations) to June 30,
  1998 (Unaudited).
* Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   Ratios/Supplemental Data
----------------------------------------------------------------------------------------
                                                                       Ratio of Net
                                                      Ratio of          Investment
  Fiscal               Total                          Expenses            Income
  Period              Return        Net Assets       to Average          to Average
   Ended         (not annualized)  End of Period  Net Assets(DAGGER)  Net Assets(DAGGER)
December 31,            (%)           (000's)             (%)                (%)
------------     ----------------  -------------  ------------------  ------------------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND--SWEEP SHARES
  1998 1               1.18         $ 62,302             0.65*              2.91*

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND--SWEEP SHARES
  1998 1               1.24         $ 56,842             0.65*              3.06*

SCHWAB FLORIDA MUNICIPAL MONEY FUND--SWEEP SHARES
  1998 2               0.92         $382,071             0.59*              3.20*

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 1998 (Unaudited)

1.  DESCRIPTION OF THE FUNDS

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (the "Funds"), are series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

All Funds offer Sweep shares, and the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund offer an additional class of shares -- Value Advantage Shares(TRADE MARK). Both classes represent interests in the same portfolio of investments of the respective Fund and are substantially the same in all respects, except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the six Funds described above, the Trust also offers-Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a Fund based on the value of settled shares outstanding of each respective class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

All distributions paid by the Funds for the six months ended June 30, 1998 qualify as exempt interest dividends for federal tax purposes.

As of December 31, 1997, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                      Schwab           Schwab
                                   Schwab           California        New York
                                 Municipal           Municipal        Municipal
   Expiring in:                 Money Fund          Money Fund       Money Fund
   -----------                  ----------          ----------       ----------
   12/31/99                     $   13,000           $     --         $     --
   12/31/00                             --              1,000               --
   12/31/01                        220,000             56,000               --
   12/31/02                      1,580,000            583,000               --
   12/31/03                         36,000                 --            6,000
   12/31/04                        465,000             93,000            9,000
   12/31/05                        523,000             35,000               --
                                ----------           --------          -------
      Total capital loss
        carryforwards           $2,837,000           $768,000          $15,000
                                ==========           ========          =======

RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $269,000, $99,000, $51,000 for the Schwab Municipal Money Fund, Schwab California Money Fund and Schwab New York Municipal Money Fund, respectively, were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1998 (see Note
4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets of the Sweep Shares and 0.05% for Value AdvantageShares. For shareholder services provided, Schwab receives 0.20% of each Fund's average daily net assets. Schwab has reduced a portion of its fee for the six months ended June 30, 1998 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $48,000, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab guarantee that, through at least April 30, 1999, for Schwab Municipal MoneyFund, Schwab California Municipal MoneyFund and New York Municipal Money Fund, and through at least February 28, 1999 for New Jersey Municipal Money Fund,Pennsylvania Municipal Money Fund and Florida Municipal Money Fund, respectively, total operating expenses of each class of shares will not exceed certain percentages of average daily net assets of that class shares, after reductions, as shown below. For purposes of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

                                                      Sweep     Value Advantage
                                                     Shares   Shares(TRADE MARK)
--------------------------------------------------------------------------------
Schwab Municipal Money Fund                           0.66%          0.45%
--------------------------------------------------------------------------------
Schwab California Municipal Money Fund                0.65%          0.45%
--------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                  0.69%          0.45%
--------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                0.65%            --
--------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund              0.65%            --
--------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                   0.59%            --
--------------------------------------------------------------------------------

For the six months ended June 30, 1998, the total of such fees reduced by the Investment Manager and Schwab were:

                                       Fees Reduced by the       Fees Reduced by
                                       Investment Manager            Schwab
--------------------------------------------------------------------------------
Schwab Municipal Money Fund                $6,532,000               $107,000
--------------------------------------------------------------------------------
Schwab California Municipal Money Fund     $3,901,000               $ 14,000
--------------------------------------------------------------------------------
Schwab New York Municipal Money Fund       $  796,000               $ 41,000
--------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund     $   86,000               $ 18,000
--------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund   $   70,000               $ 26,000
--------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund        $  457,000                     --
--------------------------------------------------------------------------------

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares, for the six-month period ended June 30, 1998 and the year ended December 31, 1997 (at $1.00 per share), were as follows, (in thousands):

                                              Schwab Municipal           Schwab California Municipal     Schwab New York Municipal
                                                 Money Fund                      Money Fund                      Money Fund
                                       -----------------------------     ----------------------------  -----------------------------
                                         Six months       For the        Six months        For the       Six months       For the
                                           ended         Year ended         ended        Year ended       ended         Year ended
                                       June 30, 1998    December 31,     June 30, 1998   December 31,  June 30, 1998    December 31,
                                        (Unaudited)         1997          (Unaudited)        1997        (Unaudited)      1997
                                       -------------    ------------     -------------   ------------  -------------    ------------
Proceeds from
  shares sold:
    Sweep Shares                        $ 10,021,986    $ 15,493,142     $ 4,517,313     $ 7,203,514     $  867,263     $ 1,167,590
    Value Advantage Shares(TRADE MARK)     1,688,140       1,774,091         995,403       1,481,602        159,559         197,902
                                        ------------    ------------     -----------     -----------     ----------     -----------
      Total                               11,710,126      17,267,233       5,512,716       8,685,116      1,026,822       1,365,492
                                        ------------    ------------     -----------     -----------     ----------     -----------
Net asset value of shares issued
  in reinvestment of dividends:
    Sweep Shares                              77,240         120,622          35,009          53,926          6,343           8,549
    Value Advantage Shares(TRADE MARK)        21,697          22,963          17,139          20,454          2,602           2,691
                                        ------------    ------------     -----------     -----------     ----------     -----------
      Total                                   98,937         143,585          52,148          74,380          8,945          11,240
                                        ------------    ------------     -----------     -----------     ----------     -----------
Less payments for shares
  redeemed:
    Sweep Shares                         (10,078,582)    (15,058,403)     (4,525,685)     (6,918,999)      (840,681)     (1,089,531)
    Value Advantage Shares(TRADE MARK)    (1,204,654)     (1,319,829)       (766,572)     (1,072,714)      (107,464)       (141,739)
                                        ------------    ------------     -----------     -----------     ----------     -----------
       Total                             (11,283,236)    (16,378,232)     (5,292,257)     (7,991,713)      (948,145)     (1,231,270)
                                        ------------    ------------     -----------     -----------     ----------     -----------
       Total increase in net
         assets from capital
         share transactions             $    525,827    $  1,032,586     $   272,607     $   767,783     $   87,622     $   145,462
                                        ============    ============     ===========     ===========     ==========     ===========

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help you meet your investment goals. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio(1)
Schwab MarketTrack Growth Portfolio(1)
Schwab MarketTrack Balanced Portfolio(1)
Schwab MarketTrack Conservative Portfolio(1)
Schwab MarketManager Growth Portfolio(2)
Schwab MarketManager Balanced Portfolio(2)

SCHWAB STOCK FUNDS
Schwab 1000 Fund-Registered Trademark-
Schwab S&P 500 Fund
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio(2)
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio(2)

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund(3)
Schwab Short-Term Bond Market Index Fund(3)
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds(4) that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments-Registered Trademark-.

(1)Formerly the Schwab Asset Director Funds.

(2)Formerly the Schwab OneSource-TM- Portfolios.

(3)Formerly the Schwab Government Bond Funds.

(4)Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.